SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-90649)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 70            [X]
and
REGISTRATION STATEMENT (No. 811-4008)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No.         [X]
Fidelity Investment Trust
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (x) on (December 30, 1996) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before December 30, 1996.
FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
   FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY INTERNATIONAL VALUE FUND, FIDELITY
OVERSEAS FUND, AND FIDELITY WORLDWIDE FUND

CROSS REFERENCE SHEET
FORM N-1A
ITEM NUMBER PROSPECTUS SECTION

1...................................    Cover Page
 ...

2a..................................    Expenses
 ..

  b,                                    Contents; The Funds at a Glance; Who May Want to
c................................       Invest

3a..................................    Financial Highlights
 ..

                                        *
b...................................
 .

c,d.................................    Performance
 ..

4a                                      Charter
i.................................

                                        The Funds at a Glance; Investment Principles and
ii...............................       Risks

b...................................    Investment Principles and Risks
 ..

                                        Who May Want to Invest; Investment Principles and
c....................................   Risks

5a..................................    Charter
 ..

b(i)................................    Cover Page: The Funds at a Glance; Doing Business
                                        with Fidelity; Charter

                                        Charter
(ii)..............................

     (iii)...........................   Expenses; Breakdown of Expenses

  c................................     Charter

  c,                                    Charter; Breakdown of Expenses
d................................

                                        Cover Page; Charter
e....................................

                                        Expenses
f....................................

g(i)................................    Charter
 ..

(ii).................................   *
 ..

5A.................................     Performance
 .

6a                                      Charter
i.................................

                                        How to Buy Shares; How to Sell Shares; Transaction
ii................................      Details; Exchange Restrictions

                                        Charter
iii...............................

                                        *
b...................................
 .

                                        Exchange Restrictions; Transaction Details
c....................................

                                        *
d...................................
 .

                                        Doing Business with Fidelity; How to Buy Shares;
e....................................   How to Sell Shares; Investor Services

f,g.................................    Dividends, Capital Gains, and Taxes
 ..

7a..................................    Cover Page; Charter
 ..

                                        Expenses; How to Buy Shares; Transaction Details
b...................................
 .

                                        *
c....................................

                                        How to Buy Shares
d...................................
 .

e....................................   *

  f ................................    *

8...................................    How to Sell Shares; Investor Services; Transaction
 ...                                     Details; Exchange Restrictions

9...................................    *
 ...


*  Not Applicable
FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
FIDELITY INTERNATIONAL GROWTH & INCOME FUND, FIDELITY INTERNATIONAL VALUE FUND, FIDELITY DIVERSIFIED INTERNATIONAL FUND, FIDELITY OVERSEAS FUND, AND FIDELITY WORLDWIDE FUND

CROSS REFERENCE SHEET
(continued)
FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10,   11..........................     Cover Page

12..................................   Description of the Trust
 ..

13a -                                  Investment Policies and Limitations
c............................

                                       *
d..................................

14a -                                  Trustees and Officers
c............................

15a..............................      *

                                       *
b..................................

                                       Trustees and Officers
c..................................

16a                                    FMR, Portfolio Transactions
i................................

                                       Trustees and Officers
ii..............................

                                       Management Contracts
iii.............................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

     e -                               *
g...........................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17a -                                  Portfolio Transactions
d............................

     e..............................   *

18a................................    Description of the Trust
 ..

                                       *
b.................................

19a................................    Additional Purchase and Redemption Information
 ..

                                       Additional Purchase and Redemption Information;
b..................................    Valuation

                                       *
c..................................

20..................................   Distributions and Taxes
 ..

21a,                                   Contracts with FMR Affiliates
b..............................

                                       *
c.................................

22a..............................      *

b..............................        Performance

23..................................   Financial Statements
 ..


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy
of the Statement of    Additional Information (SAI) dated December 30,
1996. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov).     The SAI is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
   IBD-pro-1296
Each of these international funds is an equity fund. Each seeks to increase the value of your investment over the long-term by investing in securities around the world.
FIDELITY'S
BROADLY DIVERSIFIED
INTERNATIONAL EQUITY
FUNDS
    Fund Trading
 Number Symbol
Fidelity International Growth &
  Income Fund 305 FIGRX
Fidelity Diversified International
  Fund 325 FDIVX
   Fidelity International Value
  Fund 335 FIVFX
Fidelity Overseas Fund    094     F   OS    FX
Fidelity Worldwide Fund 318 FWWFX
PROSPECTUS
DECEMBER 30, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA
02109
CONTENTS


KEY FACTS            THE FUNDS AT A GLANCE

                     WHO MAY WANT TO INVEST

                     EXPENSES Each fund's yearly operating
                     expenses.

                     FINANCIAL HIGHLIGHTS A summary of each
                     fund's financial data.

                     PERFORMANCE How each fund has done over
                     time.

THE FUNDS            CHARTER How each fund is organized.
IN DETAIL

                     INVESTMENT PRINCIPLES AND RISKS Each
                     fund's overall approach to investing.

                     BREAKDOWN OF EXPENSES How operating
                     costs are calculated and what they include.

YOUR                 DOING BUSINESS WITH FIDELITY
ACCOUNT

                     TYPES OF ACCOUNTS Different ways to set up your account, including tax-sheltered retirement plans.

                     HOW TO BUY SHARES Opening an account
                     and making additional investments.

                     HOW TO SELL SHARES Taking money out and
                     closing your account.

                     INVESTOR SERVICES Services to help you
                     manage your account.

SHAREHOLDER          DIVIDENDS, CAPITAL GAINS, AND TAXES
AND
ACCOUNT
POLICIES

                     TRANSACTION DETAILS Share price
                     calculations and the timing of purchases and redemptions.

                     EXCHANGE RESTRICTIONS



KEY FACTS


THE FUNDS AT A GLANCE
These broadly diversified funds do not focus on any one region or country. Instead, they span the globe looking for investments that fit their criteria.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the funds.
As with any mutual fund, there is no assurance that a fund will achieve its goal.
INTERNATIONAL GROWTH & INCOME FUND
   GOAL:     Growth of capital and current income.
   STRATEGY:     Invests mainly in foreign securities. While the fund
focuses on equity securities, it also invests a significant portion of its assets in debt securities.
   SIZE:     As of October 31, 1996, the fund had over    $    1.0 billion
in assets.
DIVERSIFIED INTERNATIONAL FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in foreign equity securities that are determined, through both technical and fundamental analysis, to be undervalued compared to others in their industries and countries.
SIZE: As of October 31, 1996, the fund        had over    $    665
   m    illion in assets.
INTERNATIONAL VALUE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of foreign issuers with valuable assets or that FMR believes are undervalued in the marketplace.
   SIZE:     As of October 31, 1996, the fund had over    $    270
   m    illion in assets.
OVERSEAS FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities outside the U.S.
   SIZE:     As of October 31, 1996, the fund had over    $    3.1 billion
in assets.
WORLDWIDE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities issued by companies of all sizes anywhere in the world, including the U.S.
   SIZE:     As of October 31, 1996, the fund had over $877    m    illion
in assets.
WHO MAY WANT TO INVEST
These funds may be appropriate for investors who want to pursue their investment goals in markets outside the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.
The value of the funds' investments will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news both here and abroad. In the short-term, stock
prices can fluctuate dramatically in response to these factors.        Over
time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer.
   In addition to those general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a fund invests. These risks are particularly significant for funds that invest in emerging markets. See "INVESTMENT PRINCIPLES AND RISKS" on page .
Broadly diversified funds could be appropriate for investors first entering the international markets or those who are interested in broad participation in multiple markets around the world. When you sell your shares, they may be worth more or less than what you paid for them. By
themselves,    the     funds    do not     constitute a balanced investment
plan.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy or sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See
"Transaction Details" page        , for an explanation of how and when
these charges apply.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each fund pays a management fee that, for Diversified International,
International Value, and Overseas   ,     varies based on its performance.
Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page ).
The following figures are based on historical expenses, and are calculated as a percentage of average net assets. A portion of the brokerage commissions that the funds pay is used to reduce fund expenses. In
addition, each fun   d     has entered into arrangements with its custodian
and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have
been    as follows:
Fund

   International           1.14
   Growth &                %
   Income

   Diversified             1.27
   International           %

   International           1.26
   Value                   %

   Overseas                1.12
                           %

   Worldwide               1.18
                           %

EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every
$1,000 you invested,    the table below indicates how     much you would
pay in total expenses if you close your account after the number of years
indicated   .
These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Transaction expenses   Operating expenses   Examples


   INTERNATI          Maximum                None           Managem              .76%          After 1            $ 12
   ONAL              sales charge                           ent fee                            year
   GROWTH             on
   &                  purchases
   INCOME             and
   FUND               reinvested
                      distributions

                      Deferred               None           12b-1 fee            None          After 3            $ 37
                      sales charge                                                             years
                      on
                      redemptions

                      Exchange               None           Other                .40%          After 5            $ 64
                      fee                                   expenses                           years

                      Annual                 $12.0          Total fund           1.16          After 10           $ 141
                      account                0              operating            %             years
                      maintenance                           expenses
                      fee
                      (for
                      accounts
                      under
                      $2,500)

DIVERSIFI          Maximum                None           Managem                 .85    %   After 1               $ 13
ED                 sales charge                          ent fee                            year
INTERNATI          on
ONAL               purchases
FUND                  and
                      reinvested
                      distributions

                   Deferred               None           12b-1 fee            None          After 3               $ 41
                   sales charge                                                             years
                   on
                   redemptions

                      Exchange            None           Other                   .44    %   After 5               $ 71
                   fee                                   expenses                           years

                   Annual                 $12.0          Total fund              1.29       After 10              $ 156
                   account                0              operating                   %      years
                   maintenance                           expenses
                   fee
                   (for
                   accounts
                   under
                   $2,500)

INTERNATI          Maximum                None           Managem                 .79    %      After 1            $ 13
ONAL               sales charge                          ent fee                               year
VALUE              on
FUND               purchases
                      and
                      reinvested
                      distributions

                   Deferred               None           12b-1 fee            None          After    3            $ 41
                   sales charge                                                             year   s
                   on
                   redemptions

                      Exchange            None           Other                   .49    %   After    5            $ 70
                   fee                                   expenses                           years

                   Annual                 $12.0          Total fund              1.28          After 10           $ 155
                   account                0              operating                   %         years
                   maintenance                           expenses
                   fee
                      (for
                      accounts
                      under
                      $2,500)

OVERSEA            Maximum                None           Managem                 .76    %   After 1               $ 12
S FUND             sales charge                          ent fee                            year
                   on
                   purchases
                      and
                      reinvested
                      distributions

                   Deferred               None           12b-1 fee            None          After 3               $ 36
                   sales charge                                                             years
                   on
                   redemptions

                      Exchange            None           Other                   .38    %   After 5               $ 63
                   fee                                   expenses                           years

                   Annual                 $12.0          Total fund              1.14       After 10              $ 139
                   account                0              operating                   %      years
                   maintenance                           expenses
                   fee
                   (for
                   accounts
                   under
                   $2,500)

WORLDWI            Maximum                None           Managem                 .76    %   After 1               $ 12
DE FUND            sales charge                          ent fee                            year
                   on
                   purchases
                      and
                      reinvested
                      distributions

                   Deferred               None           12b-1 fee            None          After 3               $ 38
                   sales charge                                                             years
                   on
                   redemptions

                      Exchange            None           Other                   .43    %   After 5               $ 65
                   fee                                   expenses                           years

                   Annual                 $12.0          Total fund              1.19       After 10              $ 144
                   account                0              operating                   %      years
                   maintenance                           expenses
                   fee
                   (for
                   accounts
                   under
                   $2,500)


FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report and have
been audited b   y Coopers & Lybrand L.L.P.    , independent accountants.
Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the funds' Statement of Additional Information.
   INTERNATIONAL GROWTH & INCOME



1.Selected
 Per-Share Data and
 Ratios

 2.Years     1996       1995       1994I      1993       1992       1991         1990         1989         1988         1987L
 ended
 October
 31

 3.Net       $ 17.83   $ 17.54    $ 17.25    $ 13.29    $ 13.99    $ 13.71      $ 12.87      $ 11.81      $ 10.42      $ 10.00
 asset
 value,
 beginning
 of period

 4.Income
 from
 Investme
 nt
 Operation
 s

 5. Net      .54       .54       .38D      .14D        .31           .30B         .25          .30          .16          .09
 investme
 nt income

 6. Net      1.32     .28H       .02       4.14       (.84)         .41          .75          .96          1.26         .39
 realized
 and
 unrealize
 d gain
  (loss)

 7. Total    1.86      .82       .40       4.28      (.53)         .71          1.00         1.26         1.42         .48
 from
 investme
 nt
 operation
 s

 8.Less
 Distributio
 ns

 9. From    (.60)      (.21)    (.03)     (.31)      (.16)         (.38)        (.16)        (.13)        --           (.06)
 net
 investme
 nt income

 10. From     --       (.32)    (.05)     (.01)C     (.01)C        (.05)C       --           (.07)C       (.03)C       --
 net
 realized
 gain

 11. In       --        --      (.03)      --         --            --           --           --           --           --
 excess of
 net
 realized
 gain

 12. Total   (.60)    (.53)     (.11)     (.32)       (.17)         (.43)        (.16)        (.20)        (.03)        (.06)
 distributio
 ns

 13.Net     $ 19.09   $ 17.83   $ 17.54   $ 17.25    $ 13.29       $ 13.99      $ 13.71      $ 12.87      $ 11.81      $ 10.42
 asset
 value,
 end of
 period

 14.Total   10.66%     4.95%     2.33%    32.94%N     (3.81)%N      5.43%N       7.79%N       10.85%N      13.68%N      4.69%N
 return F,G

 15.Net     $ 1,007,0 $ 903,235 $ 1,367,9 $ 1,002,8   $ 60,007      $ 49,738     $ 35,380     $ 26,333     $ 31,662     $ 40,822
 assets,    76                  38        47
 end of
 period
 (000
 omitted)

 16.Ratio    1.16%     1.18%    1.21%      1.52%      1.62%         1.89%        1.98%        1.92%E       2.58%M       2.72%A
 of
 expenses
 to
 average
 net
 assets

 17.Ratio   1.14%J    1.18%     1.21%      1.52%      1.62%         1.89%        1.98%        1.92%        2.58%        2.72%A
 of
 expenses
 to
 average
 net
 assets
 after
 expense
 reduction
 s

 18.Ratio   2.76%     2.98%     2.16%     .87%        2.78%         2.86%        2.31%        1.98%        1.08%        1.23%A
 of net
 investme
 nt income

 to
 average
 net
 assets

 19.Portfoli  95%     141%     173%       24%        76%           117%         102%         147%         112%         158%A
 o turnover
 rate

 Average     $ .0065
 commissi
 on rateK


 A ANNUALIZED
 B INCLUDES $.02 PER SHARE FROM RECOVERY OF FOREIGN TAXES PREVIOUSLY
WITHHELD ON DIVIDEND AND
 INTEREST PAYMENTS.
 C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
CURRENCY RELATED TRANSACTIONS
 TAXABLE AS ORDINARY INCOME.
 D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING
 DURING THE PERIOD.
 E FMR AND FSC AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT
 THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
 F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
 PERIODS SHOWN.
 G TOTAL RETURNS DO NOT INCLUDE THE DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE
 NOT ANNUALIZED.
 H THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH
THE AGGREGATE NET LOSS ON
 INVESTMENTS FOR THE PERIOD  DUE TO THE TIMING OF SALES AND
REPURCHASES OF FUND SHARES IN RELATION TO
 FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
 I EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2 "DETERMINATION,
 DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF CAPITAL
 DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT
 CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
 J FMR  OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR
 REDUCED A PORTION OF THE FUND'S EXPENSES.
 K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS
 AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS
 AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED
 IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.
 L FROM DECEMBER 31, 1986 (COMMENCEMENT OF OPERATIONS) TO OCTOBER
31, 1987.
 M LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
 N TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.


   DIVERSIFIED INTERNATIONAL

   20.Selected
   Per-Share
   Data and
   Ratios

   21.Years                1996              1995              1994              1993              1992E
   ended
   October 31

   22.Net asset            $ 12.73           $ 12.46           $ 11.32           $ 8.46            $ 10.00
   value,
   beginning of
   period

   23.Income
   from
   Investment
   Operations

   24. Net                  .15               .22               .05               .07               .07
   investment
   income

   25. Net                  2.13              .47               1.20              2.89              (1.61)
   realized and
   unrealized
   gain (loss)

   26. Total                2.28              .69               1.25              2.96              (1.54)
   from
   investment
   operations

   27.Less
   Distributions

   28. From                 (.22)             (.03)             (.01)             (.10)             --
   net
   investment
   income

   29. From                 (.41)             (.39)             (.10)             --                --
   net realized
   gain

   30. Total                (.63)             (.42)             (.11)             (.10)             --
   distributions

   31.Net asset            $ 14.38           $ 12.73           $ 12.46           $ 11.32           $ 8.46
   value, end of
   period

   32.Total                 18.66             6.02              11.14             35.38             (15.40)%
   returnB,C               %                 %                 %                 %

   33.Net                  $ 665,49          $ 295,01          $ 351,15          $ 255,02          $ 36,439
   assets, end             2                 7                 2                 9
   of period
   (000
   omitted)

   34.Ratio of              1.29              1.13              1.25              1.47              2.00%A,
   expenses to             %                 %                 %                 %
   average net
   assets

   35.Ratio of              1.27              1.12              1.25              1.47              2.00%A
   expenses to             %G                %G                %                 %
   average net
   assets after
   expense
   reductions

   36.Ratio of              1.53              1.55              .96               .84               1.38%A
   net                     %                 %                 %                 %
   investment
   income to
   average net
   assets

   37.Portfolio             94                101               89                56                56%A
   turnover rate           %                 %                 %                 %

   Average                 $ .0121
   commission
   rateH


   A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FROM DECEMBER 27, 1991 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1992. F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2 "DETERMINATION, DISCLOSURE AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
INTERNATIONAL VALUE
38.Selected
   Per-Share
   Data and
   Ratios

   39.Years                1996               1995D
   ended
   October 31

   40.Net asset            $ 10.63            $ 10.00
   value,
   beginning of
   period

   41.Income
   from
   Investment
   Operations

   42. Net                  .16F               .11B
   investment
   income

   43. Net                  .85                .52
   realized and
   unrealized
   gain (loss)

   44. Total                1.01               .63
   from
   investment
   operations

   45.Less
   Distributions

   46. From                $ (.01)            $ --
   net
   investment
   income

   47. From                $ (.30)            $ --
   net realized
   gain

   48. Total               $ (.31)            $ --
   distributions

   49.Net asset            $ 11.33            $ 10.63
   value, end of
   period

   50.Total                 9.64%              6.30%
   returnA

   51.Net                  $ 270,865          $ 56,828
   assets, end
   of period
   (000
   omitted)

   52.Ratio of              1.28%              1.72%
   expenses to
   average net
   assets

   53.Ratio of              1.26%              1.72%
   expenses to             C
   average net
   assets after
   expense
   reductions

   54.Ratio of              1.74%              1.08%
   net
   investment
   income to
   average net
   assets

   55.Portfolio             71%                109%
   turnover rate

   Average                 $ .0264
   commission
   rateE

   A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FROM NOVEMBER 1, 1994 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1995. E FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB WHICH AMOUNTED TO $.04 PER SHARE.
OVERSEAS



    56.Sel
 ected
 Per-Sh
 are
 Data
 and
 Ratios

 57.Yea      1996       1995       1994F      1993       1992       1991        1990         1989        1988         1987
 rs
 ended
 Octobe
 r 31

 58.Net      $ 28.57    $ 29.17    $ 27.16    $ 21.96    $ 26.92    $ 27.4      $ 26.30      $ 25.3      $ 30.90      $ 26.91
 asset                                                              7                        0
 value,
 beginni
 ng of
 period

 59.Inco
 me
 from
 Invest
 ment
 Operati
 ons

 60. N        .48I       .31        .18        .27        .46        .54         .35          .30         .30          (.19)
 et
 invest
 ment
 income

 61. N        2.72       (.44)      2.26       7.40       (3.82)     .45         2.16         1.28        2.34         7.49
 et
 realize
 d and
 unreali
 zed
 gain
 (loss)

 62. To       3.20       (.13)      2.44       7.67       (3.36)     .99         2.51         1.58        2.64         7.30
 tal
 from
 invest
 ment
 operati
 ons

 63.Les
 s
 Distrib
 utions

 64. Fr       (.34)      (.02)      (.15)      (.37)      (.44)      (.46)       (.21)        (.24)       --           --
 om net
 invest
 ment
 income

 65. In       --         --         (.17)      --         --         --          --           --          --           --
 excess
 of net
 invest
 ment
 income

 66. Fr       (.35)      (.45)      (.11)      (2.10)     (1.16)     (1.08)      (1.13)       (.34)       (8.24)       (3.31)
 om net
 realize
 d gain

 67. To       (.69)      (.47)      (.43)      (2.47)     (1.60)     (1.54)      (1.34)       (.58)       (8.24)       (3.31)
 tal
 distribu
 tions

 68.Net      $ 31.08    $ 28.57    $ 29.17    $ 27.16    $ 21.96    $ 26.9      $ 27.47      $ 26.3      $ 25.30      $ 30.90
 asset                                                              2                        0
 value,
 end of
 period

 69.Tota      11.41%     (.34%)     9.13%E     39.01%     (13.05)    4.12%       9.58%E       6.40%       11.62%       28.74%E
 l                                             E          %E         E                        E           E
 returnD

 70.Net      $ 3,114,   $ 2,276,   $ 2,283,   $ 1,490,   $ 801,8    $ 969,4     $ 1,011,     $ 876,5     $ 1,149,     $ 1,393,4
 assets,     625        306        211        666        45         36          152          67          763          42
 end of
 period
 (000
 omitted
 )

 71.Rati      1.14%      1.05%      1.24%      1.27%      1.52%      1.53%       1.26%        1.06%       1.38%        1.71%
 o of
 expens
 es to
 averag
 e net
 assets

 72.Rati      1.12%G     1.05%      1.24%      1.27%      1.52%      1.53%       1.26%        1.06%       1.38%        1.71%
 o of
 expens
 es to
 averag
 e net
 assets
 after
 expens
 e
 reducti
 ons

 73.Rati      1.74%      1.78%      .90%       1.00%      1.78%      2.19%       1.34%        1.06%       1.21%        (.53)%
 o of net
 investm
 ent
 income
 to
 averag
 e net
 assets

 74.Port      82%        49%        49%        64%        122%       132%        96%          100%        115%         122%
 folio
 turnov
 er rate

 Averag      $ .0134
 e
 commi
 ssion
 rateH

 A AS OF NOVEMBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION
ACCOUNTING.
 B INCLUDES $.08 PER SHARE FROM RECOVERY OF FOREIGN TAXES PREVIOUSLY
WITHHELD ON DIVIDEND AND
 INTEREST PAYMENTS.
 C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN
CURRENCY RELATED TRANSACTIONS
 TAXABLE AS ORDINARY INCOME.
 D THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE
 PERIODS SHOWN.
 E TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
 F EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION
93-2 "DETERMINATION,
 DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF
 CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE
 MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
 G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD
PARTIES WHO EITHER PAID OR
 REDUCED A PORTION OF THE FUND'S EXPENSES.
 H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE
 COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT
 MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN VARIOUS
 MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
 I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO
AB WHICH AMOUNTED TO $.08
 PER SHARE.


 WORLDWIDE

 75.Sel
 ected
 Per-Sh
 are
 Data
 and
 Ratios

 76.Yea       1996          1995          1994          1993          1992          1991          1990F
 rs
 ended
 Octobe
 r 31

 77.Net       $ 13.32       $ 13.96       $ 12.76       $ 9.63        $ 9.61        $ 8.95        $ 10.00
 asset
 value,
 beginni
 ng of
 period

 78.Inco
 me
 from
 Invest
 ment
 Operati
 ons

 79. N         .22           .17           .08           .11           .20           .21           .05
 et
 invest
 ment
 income

 80. N         1.79          (.08)         1.37          3.28          (.08)         .53           (1.10)
 et
 realize
 d and
 unreali
 zed
 gain
 (loss)

 81. To        2.01          .09           1.45          3.39          .12           .74           (1.05)
 tal
 from
 invest
 ment
 operati
 ons

 82.Les
 s
 Distrib
 utions

 83. Fr        (.15)         (.16)         (.10)         (.24)         (.10)         (.08)         --
 om net
 invest
 ment
 income

 84. Fr        --            (.57)         (.15)         (.02)         --            --            --
 om net                                                   B
 realize
 d gain

 85. To        (.15)         (.73)         (.25)         (.26)         (.10)         (.08)         --
 tal
 distribu
 tions

 86.Net       $ 15.18       $ 13.32       $ 13.96       $ 12.76       $ 9.63        $ 9.61        $ 8.95
 asset
 value,
 end of
 period


 87.Tota       15.25%        .95           11.55         36.10         1.32          8.33          (10.50)%J
 l                           %             %             %J            %J            %J
 returnC
 ,D

 88.Net       $ 877,218     $ 659,045     $ 748,738     $ 287,278     $ 103,627     $ 105,029     $ 94,851
 assets,
 end of
 period
 (000
 omitted
 )

 89.Rati       1.19%         1.17          1.32          1.40          1.51          1.69          2.00%A,
 o of                       %             %             %             %             %             E
 expens
 es to
 averag
 e net
 assets

 90.Rati       1.18%         1.16          1.32          1.40          1.51          1.69          2.00%A
 o of          H             %H            %             %             %             %
 expens
 es to
 averag
 e net
 assets
 after
 expens
 e
 reducti
 ons

 91.Rati       1.71%         2.05          1.40          1.99          2.02          2.19          2.09%A
 o of                        %             %             %             %             %
 net
 invest
 ment
 income
 to
 averag
 e net
 assets

 92.Port       49%           70            69            57            130           129           123%A
 folio                       %             %             %             %             %
 turnov
 er rate

 Averag       $ .0003
 e
 commi
 ssion
 rateI

 A ANNUALIZED
 B INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
 TRANSACTIONS TAXABLE AS ORDINARY INCOME.
 C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
 DURING THE PERIODS SHOWN.
 D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
 E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT
 THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOLD HAVE BEEN HIGHER.
 F FROM MAY 30, 1990 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1990.
 G EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2
 "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME,
 CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS
 A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS
 RELATED TO BOOK TO TAX DIFFERENCES.
 H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO
 EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
 I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE
 ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
 CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
 MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
 STRUCTURES MAY DIFFER.
 J TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.


PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from November 1 through October 31. The tables below show each fund's performance over past fiscal years compared to different measures, including a comparative index and a competitive funds average. The charts on and present calendar year performance.

 Fiscal periods ended October 31     Average Annual Total Return     Cumulative Total Return

                  Past 1 year   Past 5 years     Past 10          Past 1 year       Past 5 years      Past 10
                                                 Years/                                               Years/
                                                 Life of fund                                         Life of fund

 INTERNATION       10.66%          8.73%E           8.72%A           10.66%          51.96%E          127.83%A
 AL GROWTH                                            ,E,G                                            ,E,G
 & INCOME
 FUND F

 Morgan            10.47%          7.65%            8.30%A           10.47%          44.54%           119.26%A
 Stanley
 Capital
 Internationa
 l EAFE
 Index

 Lipper            10.73%          9.36%           n/a               10.73%          57.53%          n/a
 Internationa
 l Funds
 Average

 DIVERSIFIED       18.66%         n/a               10.19%B          18.66%         n/a               60.15%B
 INTERNATION                                        ,G                                                          ,G
 AL FUND

 Morgan            10.69%         n/a               9.38%B           10.69%         n/a               54.47%B
 Stanley
 Capital
 Internationa
 l
 GDP-Weigh
 ted EAFE
 Index

 Lipper            10.73%         n/a              n/a               10.73%         n/a              n/a
 Internationa
 l Funds
 Average

 INTERNATION       9.64%          n/a               7.95%C           9.64%          n/a               16.55%C
 AL VALUE
 FUND

 Morgan            10.47%         n/a               4.90%C           10.47%         n/a               10.06%C
 Stanley
 Capital
 Internationa
 l EAFE
 Index

 Lipper            10.73%         n/a              n/a               10.73%         n/a              n/a
 Internationa
 l Funds
 Average

 OVERSEAS          11.41%          7.93%E           9.83%E           11.41%          46.46%E          155.47%E
 FUND

 Morgan            10.47%          7.65%            9.31%            10.47%          44.54%           143.55%
 Stanley
 Capital
 Internationa
 l EAFE
 Index

 Lipper            10.73%          9.36%            9.98%            10.73%          57.53%           166.32%
 Internationa
 l Funds
 Average

 WORLDWIDE         15.25%          12.35%E          8.95%D           15.25%          78.98%E          73.52%D
 FUND                                               ,E,G                                                        ,E,G

 Morgan            16.30%          10.53%           8.60%D           16.30%          64.98%           69.99%D
 Stanley
 Capital
 Internationa
 l World
 Index

 Lipper            15.52%          11.00%          n/a               15.52%          69.58%          n/a
 Global
 Funds
 Average


   A FROM DECEMBER 31, 1986
B FROM DECEMBER 27, 1991
C FROM NOVEMBER 1, 1994
D FROM MAY 30, 1990
E PREVIOUSLY, THE FUND IMPOSED A SALES CHARGE. IF THIS SALES CHARGE WERE TAKEN INTO ACCOUNT, TOTAL RETURNS WOULD HAVE BEEN LOWER.
F TOTAL RETURNS DO NOT INCLUDE THE DEFERRED SALES CHARGE OF 1% UPON REDEMPTION ON SHARES PURCHASED PRIOR TO OCTOBER 12, 1990.
G IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THESE PERIODS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
1. EXAMPLE: Mountain charts illustrate the growth of a hypothetical investment over time. For International Growth & Income, Diversified
International, International Value,    and Worldwide Funds,     the charts
below show the growth in value of a $10,000 investment made in each fund on its start date through October 31, 1996. For Overseas Fund, the chart below shows the growth in value of a $10,000 investment over the past ten fiscal years.
   INTERNATIONAL GROWTH & INCOME FUND
ASSET MANAGER: GROWTH
 Fiscal years 1987 1990 1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10670.0
Row: 3, Col: 1, Value: 11140.0
Row: 4, Col: 1, Value: 11620.0
Row: 5, Col: 1, Value: 12070.0
Row: 6, Col: 1, Value: 12150.0
Row: 7, Col: 1, Value: 12269.85
Row: 8, Col: 1, Value: 12780.68
Row: 9, Col: 1, Value: 13131.25
Row: 10, Col: 1, Value: 13241.61
Row: 11, Col: 1, Value: 10468.71
Row: 12, Col: 1, Value: 10197.45
Row: 13, Col: 1, Value: 10832.65
Row: 14, Col: 1, Value: 10449.73
Row: 15, Col: 1, Value: 10923.34
Row: 16, Col: 1, Value: 11396.96
Row: 17, Col: 1, Value: 11699.26
Row: 18, Col: 1, Value: 11548.11
Row: 19, Col: 1, Value: 11417.11
Row: 20, Col: 1, Value: 11417.11
Row: 21, Col: 1, Value: 10852.81
Row: 22, Col: 1, Value: 11245.8
Row: 23, Col: 1, Value: 11900.8
Row: 24, Col: 1, Value: 12112.42
Row: 25, Col: 1, Value: 12085.31
Row: 26, Col: 1, Value: 12310.82
Row: 27, Col: 1, Value: 12351.82
Row: 28, Col: 1, Value: 12351.82
Row: 29, Col: 1, Value: 12659.34
Row: 30, Col: 1, Value: 12300.57
Row: 31, Col: 1, Value: 12341.57
Row: 32, Col: 1, Value: 13510.13
Row: 33, Col: 1, Value: 13325.62
Row: 34, Col: 1, Value: 13858.64
Row: 35, Col: 1, Value: 13192.36
Row: 36, Col: 1, Value: 13684.38
Row: 37, Col: 1, Value: 14396.16
Row: 38, Col: 1, Value: 14147.23
Row: 39, Col: 1, Value: 13649.38
Row: 40, Col: 1, Value: 13639.01
Row: 41, Col: 1, Value: 13607.9
Row: 42, Col: 1, Value: 14489.5
Row: 43, Col: 1, Value: 14945.87
Row: 44, Col: 1, Value: 15640.78
Row: 45, Col: 1, Value: 14302.81
Row: 46, Col: 1, Value: 12923.35
Row: 47, Col: 1, Value: 14219.84
Row: 48, Col: 1, Value: 13898.31
Row: 49, Col: 1, Value: 13931.49
Row: 50, Col: 1, Value: 14424.45
Row: 51, Col: 1, Value: 15238.91
Row: 52, Col: 1, Value: 14692.37
Row: 53, Col: 1, Value: 14917.41
Row: 54, Col: 1, Value: 14895.98
Row: 55, Col: 1, Value: 14177.97
Row: 56, Col: 1, Value: 14670.93
Row: 57, Col: 1, Value: 14617.35
Row: 58, Col: 1, Value: 15088.88
Row: 59, Col: 1, Value: 14992.43
Row: 60, Col: 1, Value: 14574.48
Row: 61, Col: 1, Value: 15051.28
Row: 62, Col: 1, Value: 15029.58
Row: 63, Col: 1, Value: 15051.28
Row: 64, Col: 1, Value: 14562.96
Row: 65, Col: 1, Value: 15203.21
Row: 66, Col: 1, Value: 15886.86
Row: 67, Col: 1, Value: 15734.94
Row: 68, Col: 1, Value: 15224.91
Row: 69, Col: 1, Value: 15496.2
Row: 70, Col: 1, Value: 15235.76
Row: 71, Col: 1, Value: 14421.88
Row: 72, Col: 1, Value: 14389.33
Row: 73, Col: 1, Value: 14548.43
Row: 74, Col: 1, Value: 14681.8
Row: 75, Col: 1, Value: 15081.91
Row: 76, Col: 1, Value: 16204.44
Row: 77, Col: 1, Value: 17104.69
Row: 78, Col: 1, Value: 17504.8
Row: 79, Col: 1, Value: 17271.4
Row: 80, Col: 1, Value: 17849.33
Row: 81, Col: 1, Value: 18782.92
Row: 82, Col: 1, Value: 18660.67
Row: 83, Col: 1, Value: 19171.92
Row: 84, Col: 1, Value: 18516.18
Row: 85, Col: 1, Value: 19652.02
Row: 86, Col: 1, Value: 20681.04
Row: 87, Col: 1, Value: 20311.94
Row: 88, Col: 1, Value: 19226.99
Row: 89, Col: 1, Value: 19484.25
Row: 90, Col: 1, Value: 19842.17
Row: 91, Col: 1, Value: 19361.21
Row: 92, Col: 1, Value: 19685.58
Row: 93, Col: 1, Value: 19875.72
Row: 94, Col: 1, Value: 19417.14
Row: 95, Col: 1, Value: 19618.47
Row: 96, Col: 1, Value: 19014.48
Row: 97, Col: 1, Value: 19087.75
Row: 98, Col: 1, Value: 18441.1
Row: 99, Col: 1, Value: 18568.12
Row: 100, Col: 1, Value: 19630.47
Row: 101, Col: 1, Value: 19988.44
Row: 102, Col: 1, Value: 19734.4
Row: 103, Col: 1, Value: 19780.59
Row: 104, Col: 1, Value: 20946.87
Row: 105, Col: 1, Value: 20704.38
Row: 106, Col: 1, Value: 20854.49
Row: 107, Col: 1, Value: 20588.9
Row: 108, Col: 1, Value: 20900.68
Row: 109, Col: 1, Value: 21422.63
Row: 110, Col: 1, Value: 21482.31
Row: 111, Col: 1, Value: 21434.57
Row: 112, Col: 1, Value: 21792.61
Row: 113, Col: 1, Value: 22341.6
Row: 114, Col: 1, Value: 22365.47
Row: 115, Col: 1, Value: 22520.62
Row: 116, Col: 1, Value: 21995.5
Row: 117, Col: 1, Value: 22269.99
Row: 118, Col: 1, Value: 22807.05
Row: 119, Col: 1, Value: 22783.18
$
$22,783
   DIVERSIFIED INTERNATIONAL FUND
ASSET MANAGER: GROWTH
 Fiscal years 1992 1994 1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10060.0
Row: 3, Col: 1, Value: 9860.0
Row: 4, Col: 1, Value: 9680.0
Row: 5, Col: 1, Value: 9140.0
Row: 6, Col: 1, Value: 9240.0
Row: 7, Col: 1, Value: 9750.0
Row: 8, Col: 1, Value: 9540.0
Row: 9, Col: 1, Value: 9190.0
Row: 10, Col: 1, Value: 9350.0
Row: 11, Col: 1, Value: 9140.0
Row: 12, Col: 1, Value: 8460.0
Row: 13, Col: 1, Value: 8460.0
Row: 14, Col: 1, Value: 8671.059999999999
Row: 15, Col: 1, Value: 8873.42
Row: 16, Col: 1, Value: 9176.959999999999
Row: 17, Col: 1, Value: 9915.57
Row: 18, Col: 1, Value: 10522.64
Row: 19, Col: 1, Value: 10785.71
Row: 20, Col: 1, Value: 10482.17
Row: 21, Col: 1, Value: 10805.94
Row: 22, Col: 1, Value: 11362.43
Row: 23, Col: 1, Value: 11210.66
Row: 24, Col: 1, Value: 11453.49
Row: 25, Col: 1, Value: 11028.54
Row: 26, Col: 1, Value: 11850.64
Row: 27, Col: 1, Value: 12739.44
Row: 28, Col: 1, Value: 12484.04
Row: 29, Col: 1, Value: 12085.61
Row: 30, Col: 1, Value: 12320.58
Row: 31, Col: 1, Value: 12300.15
Row: 32, Col: 1, Value: 12136.69
Row: 33, Col: 1, Value: 12555.55
Row: 34, Col: 1, Value: 12872.25
Row: 35, Col: 1, Value: 12504.47
Row: 36, Col: 1, Value: 12729.22
Row: 37, Col: 1, Value: 12044.75
Row: 38, Col: 1, Value: 11979.79
Row: 39, Col: 1, Value: 11428.51
Row: 40, Col: 1, Value: 11566.33
Row: 41, Col: 1, Value: 12128.21
Row: 42, Col: 1, Value: 12509.87
Row: 43, Col: 1, Value: 12615.88
Row: 44, Col: 1, Value: 12806.71
Row: 45, Col: 1, Value: 13633.63
Row: 46, Col: 1, Value: 13421.6
Row: 47, Col: 1, Value: 13676.04
Row: 48, Col: 1, Value: 13495.81
Row: 49, Col: 1, Value: 13633.63
Row: 50, Col: 1, Value: 14132.55
Row: 51, Col: 1, Value: 14555.74
Row: 52, Col: 1, Value: 14566.88
Row: 53, Col: 1, Value: 14856.44
Row: 54, Col: 1, Value: 15391.0
Row: 55, Col: 1, Value: 15546.91
Row: 56, Col: 1, Value: 15691.69
Row: 57, Col: 1, Value: 15190.54
Row: 58, Col: 1, Value: 15446.68
Row: 59, Col: 1, Value: 15914.43
Row: 60, Col: 1, Value: 16003.52
$
$16,015
   INTERNATIONAL VALUE FUND
ASSET MANAGER: GROWTH
 Fiscal years 1994 1995 1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 9700.0
Row: 3, Col: 1, Value: 9790.0
Row: 4, Col: 1, Value: 9440.0
Row: 5, Col: 1, Value: 9530.0
Row: 6, Col: 1, Value: 10000.0
Row: 7, Col: 1, Value: 10170.0
Row: 8, Col: 1, Value: 10030.0
Row: 9, Col: 1, Value: 10040.0
Row: 10, Col: 1, Value: 10830.0
Row: 11, Col: 1, Value: 10800.0
Row: 12, Col: 1, Value: 10860.0
Row: 13, Col: 1, Value: 10630.0
Row: 14, Col: 1, Value: 10820.0
Row: 15, Col: 1, Value: 11150.86
Row: 16, Col: 1, Value: 11253.73
Row: 17, Col: 1, Value: 11294.88
Row: 18, Col: 1, Value: 11521.18
Row: 19, Col: 1, Value: 11912.08
Row: 20, Col: 1, Value: 11840.07
Row: 21, Col: 1, Value: 11973.8
Row: 22, Col: 1, Value: 11562.33
Row: 23, Col: 1, Value: 11562.33
Row: 24, Col: 1, Value: 11870.93
Row: 25, Col: 1, Value: 11654.91
$
$11,655
   OVERSEAS FUND
ASSET MANAGER: GROWTH
 Fiscal years 1986 1990 1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10936.45
Row: 3, Col: 1, Value: 11478.16
Row: 4, Col: 1, Value: 13244.59
Row: 5, Col: 1, Value: 13669.55
Row: 6, Col: 1, Value: 15215.24
Row: 7, Col: 1, Value: 16352.63
Row: 8, Col: 1, Value: 16290.14
Row: 9, Col: 1, Value: 15144.41
Row: 10, Col: 1, Value: 15369.39
Row: 11, Col: 1, Value: 16648.44
Row: 12, Col: 1, Value: 16444.29
Row: 13, Col: 1, Value: 12873.79
Row: 14, Col: 1, Value: 12769.63
Row: 15, Col: 1, Value: 13586.44
Row: 16, Col: 1, Value: 13058.2
Row: 17, Col: 1, Value: 13472.84
Row: 18, Col: 1, Value: 14290.75
Row: 19, Col: 1, Value: 14665.63
Row: 20, Col: 1, Value: 14370.27
Row: 21, Col: 1, Value: 13961.31
Row: 22, Col: 1, Value: 13779.56
Row: 23, Col: 1, Value: 13364.92
Row: 24, Col: 1, Value: 13864.75
Row: 25, Col: 1, Value: 14370.27
Row: 26, Col: 1, Value: 14745.15
Row: 27, Col: 1, Value: 14708.26
Row: 28, Col: 1, Value: 14888.48
Row: 29, Col: 1, Value: 15277.98
Row: 30, Col: 1, Value: 15144.27
Row: 31, Col: 1, Value: 15469.83
Row: 32, Col: 1, Value: 14725.7
Row: 33, Col: 1, Value: 14295.5
Row: 34, Col: 1, Value: 15714.0
Row: 35, Col: 1, Value: 15347.75
Row: 36, Col: 1, Value: 16167.46
Row: 37, Col: 1, Value: 15289.61
Row: 38, Col: 1, Value: 16155.83
Row: 39, Col: 1, Value: 17198.88
Row: 40, Col: 1, Value: 16808.55
Row: 41, Col: 1, Value: 16460.91
Row: 42, Col: 1, Value: 17003.72
Row: 43, Col: 1, Value: 16961.02
Row: 44, Col: 1, Value: 18113.71
Row: 45, Col: 1, Value: 18436.96
Row: 46, Col: 1, Value: 19345.69
Row: 47, Col: 1, Value: 17204.98
Row: 48, Col: 1, Value: 15296.03
Row: 49, Col: 1, Value: 16753.66
Row: 50, Col: 1, Value: 16198.66
Row: 51, Col: 1, Value: 16063.34
Row: 52, Col: 1, Value: 16419.73
Row: 53, Col: 1, Value: 17015.86
Row: 54, Col: 1, Value: 16458.6
Row: 55, Col: 1, Value: 16691.88
Row: 56, Col: 1, Value: 16724.27
Row: 57, Col: 1, Value: 15674.55
Row: 58, Col: 1, Value: 16529.88
Row: 59, Col: 1, Value: 16653.0
Row: 60, Col: 1, Value: 17385.21
Row: 61, Col: 1, Value: 17443.53
Row: 62, Col: 1, Value: 16814.99
Row: 63, Col: 1, Value: 17446.94
Row: 64, Col: 1, Value: 17647.24
Row: 65, Col: 1, Value: 17281.17
Row: 66, Col: 1, Value: 16922.01
Row: 67, Col: 1, Value: 17951.15
Row: 68, Col: 1, Value: 18724.73
Row: 69, Col: 1, Value: 18282.68
Row: 70, Col: 1, Value: 17122.31
Row: 71, Col: 1, Value: 16977.27
Row: 72, Col: 1, Value: 16272.76
Row: 73, Col: 1, Value: 15167.65
Row: 74, Col: 1, Value: 15091.67
Row: 75, Col: 1, Value: 15448.27
Row: 76, Col: 1, Value: 15898.52
Row: 77, Col: 1, Value: 16224.56
Row: 78, Col: 1, Value: 17326.9
Row: 79, Col: 1, Value: 18530.16
Row: 80, Col: 1, Value: 18957.12
Row: 81, Col: 1, Value: 18506.87
Row: 82, Col: 1, Value: 19353.03
Row: 83, Col: 1, Value: 20447.6
Row: 84, Col: 1, Value: 20269.06
Row: 85, Col: 1, Value: 21084.17
Row: 86, Col: 1, Value: 20121.56
Row: 87, Col: 1, Value: 21635.93
Row: 88, Col: 1, Value: 23174.03
Row: 89, Col: 1, Value: 22740.21
Row: 90, Col: 1, Value: 22085.53
Row: 91, Col: 1, Value: 22826.97
Row: 92, Col: 1, Value: 22535.13
Row: 93, Col: 1, Value: 22235.39
Row: 94, Col: 1, Value: 22858.52
Row: 95, Col: 1, Value: 23189.8
Row: 96, Col: 1, Value: 22550.9
Row: 97, Col: 1, Value: 23008.39
Row: 98, Col: 1, Value: 22061.86
Row: 99, Col: 1, Value: 21910.89
Row: 100, Col: 1, Value: 20971.85
Row: 101, Col: 1, Value: 20987.9
Row: 102, Col: 1, Value: 21613.93
Row: 103, Col: 1, Value: 22231.93
Row: 104, Col: 1, Value: 22544.94
Row: 105, Col: 1, Value: 22713.48
Row: 106, Col: 1, Value: 23732.78
Row: 107, Col: 1, Value: 23074.65
Row: 108, Col: 1, Value: 23395.69
Row: 109, Col: 1, Value: 22930.18
Row: 110, Col: 1, Value: 23187.02
Row: 111, Col: 1, Value: 23894.97
Row: 112, Col: 1, Value: 24347.06
Row: 113, Col: 1, Value: 24396.37
Row: 114, Col: 1, Value: 24758.05
Row: 115, Col: 1, Value: 25432.07
Row: 116, Col: 1, Value: 25440.29
Row: 117, Col: 1, Value: 25629.34
Row: 118, Col: 1, Value: 24914.22
Row: 119, Col: 1, Value: 25095.06
Row: 120, Col: 1, Value: 25818.4
Row: 121, Col: 1, Value: 25547.15
$
$25,547
   WORLDWIDE FUND
ASSET MANAGER: GROWTH
 Fiscal years 1990 1993 1996
Row: 1, Col: 1, Value: 10000.0
Row: 2, Col: 1, Value: 10030.0
Row: 3, Col: 1, Value: 10290.0
Row: 4, Col: 1, Value: 10570.0
Row: 5, Col: 1, Value: 9380.0
Row: 6, Col: 1, Value: 8450.0
Row: 7, Col: 1, Value: 8950.0
Row: 8, Col: 1, Value: 8950.0
Row: 9, Col: 1, Value: 8898.230000000001
Row: 10, Col: 1, Value: 9150.440000000001
Row: 11, Col: 1, Value: 9654.879999999999
Row: 12, Col: 1, Value: 9321.949999999999
Row: 13, Col: 1, Value: 9412.75
Row: 14, Col: 1, Value: 9483.369999999999
Row: 15, Col: 1, Value: 8807.43
Row: 16, Col: 1, Value: 9352.220000000001
Row: 17, Col: 1, Value: 9493.459999999999
Row: 18, Col: 1, Value: 9654.879999999999
Row: 19, Col: 1, Value: 9695.230000000001
Row: 20, Col: 1, Value: 9180.710000000001
Row: 21, Col: 1, Value: 9599.059999999999
Row: 22, Col: 1, Value: 9701.07
Row: 23, Col: 1, Value: 9996.889999999999
Row: 24, Col: 1, Value: 9762.27
Row: 25, Col: 1, Value: 10190.71
Row: 26, Col: 1, Value: 10619.15
Row: 27, Col: 1, Value: 10251.92
Row: 28, Col: 1, Value: 10149.91
Row: 29, Col: 1, Value: 10007.1
Row: 30, Col: 1, Value: 10007.1
Row: 31, Col: 1, Value: 9823.48
Row: 32, Col: 1, Value: 9976.49
Row: 33, Col: 1, Value: 10194.86
Row: 34, Col: 1, Value: 10530.15
Row: 35, Col: 1, Value: 10781.62
Row: 36, Col: 1, Value: 11399.81
Row: 37, Col: 1, Value: 11682.71
Row: 38, Col: 1, Value: 12049.43
Row: 39, Col: 1, Value: 11923.7
Row: 40, Col: 1, Value: 12185.64
Row: 41, Col: 1, Value: 12950.52
Row: 42, Col: 1, Value: 12814.31
Row: 43, Col: 1, Value: 13369.63
Row: 44, Col: 1, Value: 13128.64
Row: 45, Col: 1, Value: 13920.64
Row: 46, Col: 1, Value: 14914.21
Row: 47, Col: 1, Value: 14689.86
Row: 48, Col: 1, Value: 14134.32
Row: 49, Col: 1, Value: 14625.76
Row: 50, Col: 1, Value: 14604.39
Row: 51, Col: 1, Value: 14305.25
Row: 52, Col: 1, Value: 14743.28
Row: 53, Col: 1, Value: 14989.0
Row: 54, Col: 1, Value: 14700.54
Row: 55, Col: 1, Value: 14914.21
Row: 56, Col: 1, Value: 14401.4
Row: 57, Col: 1, Value: 14332.82
Row: 58, Col: 1, Value: 14253.69
Row: 59, Col: 1, Value: 14423.25
Row: 60, Col: 1, Value: 14502.37
Row: 61, Col: 1, Value: 14864.08
Row: 62, Col: 1, Value: 15011.03
Row: 63, Col: 1, Value: 15214.49
Row: 64, Col: 1, Value: 15836.18
Row: 65, Col: 1, Value: 15440.56
Row: 66, Col: 1, Value: 15587.5
Row: 67, Col: 1, Value: 15056.24
Row: 68, Col: 1, Value: 15101.46
Row: 69, Col: 1, Value: 15363.09
Row: 70, Col: 1, Value: 15786.03
Row: 71, Col: 1, Value: 15991.79
Row: 72, Col: 1, Value: 16266.13
Row: 73, Col: 1, Value: 16746.23
Row: 74, Col: 1, Value: 17043.43
Row: 75, Col: 1, Value: 17032.0
Row: 76, Col: 1, Value: 16414.73
Row: 77, Col: 1, Value: 16849.1
Row: 78, Col: 1, Value: 17169.17
Row: 79, Col: 1, Value: 17352.06
$
$17,352













UNDERSTANDING PERFORMANCE
Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the value of its currency create these risks. Because these funds invest in stocks, their performance is also related to foreign stock markets. For these reasons an international fund's performance may be more volatile than that of a fund that invests exclusively in the United States.
(checkmark)
   YEAR-BY-YEAR TOTAL RETURNS




 94.Cal     1987      1988       1989       1990        1991      1992        1993       1994        1995
 endar
 years

 INTERN     8.33%     11.56%     19.12%     (3.23)%     8.04%     (3.34)%     35.08%     (2.87)%     12.23%
 ATIONA
 L
 GROWT
 H &
 INCOM
 E
 FUND

 Morgan
Stanley
Capital     24.63%   28.27%     10.53%     (23.45)%     12.13%     (12.17)%     32.56%     7.78%     11.21%
 International
EAFE
Index

 Lipper      7.89%     16.24%     21.75%     (11.74)%     12.76%     (4.77)%     39.40%     (0.71)%     9.41%
 Interna
 tional
 Funds
 Avera
 ge

 Consu       4.43%     4.42%      4.65%      6.11%        3.06%      2.90%       2.75%      2.67%       2.54%
 mer
 Price
 Index



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 8.33
Row: 5, Col: 1, Value: 11.56
Row: 6, Col: 1, Value: 19.12
Row: 7, Col: 1, Value: -3.23
Row: 8, Col: 1, Value: 8.039999999999999
Row: 9, Col: 1, Value: -3.34
Row: 10, Col: 1, Value: 35.08
Row: 11, Col: 1, Value: -2.87
Row: 12, Col: 1, Value: 12.23
(LARGE SOLID BOX) INTERNATIONAL GROWTH &
INCOME FUND
   YEAR-BY-YEAR TOTAL RETURNS
Calend         1992              1993            1994           1995
ar
year   s

DIVERS            (13.81)    %      36.67    %      1.09    %      17.97    %
IFIED
INTERN
ATIONA
L FUND


Morgan
Stanley
Capital
International
GDP-Weighted
   EAFE           (9.65)    %      33.56    %      7.81    %      11.16    %
   Index


Lipper           (4.77)    %      39.40    %      (0.71)    %      9.41    %
Interna
tional
Funds
Avera
ge

Consu            2.90    %        2.75    %       2.67    %        2.54    %
mer
Price
Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: -13.81
Row: 10, Col: 1, Value: 36.67
Row: 11, Col: 1, Value: 1.09
Row: 12, Col: 1, Value: 17.97
   (LARGE SOLID BOX) DIVERSIFIED INTERNATIONAL FUND
YEAR-BY-YEAR TOTAL RETURNS
Calendar                 1995
   years

   INTERNATIONA          13.90%
   L VALUE
   FUND

   Morgan
Stanley
Capital
International
EAFE Index                 11.21%

   Lipper                  9.41%
   International
   Funds
   Average

   Consumer                2.54%
   Price Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: nil
Row: 11, Col: 1, Value: 13.9
(LARGE SOLID BOX) INTERNATIONAL VALUE    FUND
YEAR-BY-YEAR TOTAL RETURN    S

Calendar         1986       1987       1988       1989       1990         1991       1992         1993      1994         1995
years

  OVERSEAS       69.25%     18.37%     8.26%      16.93%     (6.60)%       8.61%     (11.46)%     40.05%     1.27 %      9.06%
FUND

Morgan            69.44%     24.63%     28.27%     10.53%     (23.45)%     12.13%     (12.17)%     32.56%     7.78 %      11.21%
Stanley
  Cap ital
 International
E AFE  Index

Lipper            47.03%     7.89%      16.24%     21.75%     (11.74)%     12.76%     (4.77)%      39.40%     (0.71) %    9.41%
International
Funds
Average

Consumer          1.10%      4.43%      4.42%      4.65%      6.11%        3.06%      2.90%        2.75%      2.67 %      2.54%
Price Index


Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 69.55
Row: 3, Col: 1, Value: 18.37
Row: 4, Col: 1, Value: 8.26
Row: 5, Col: 1, Value: 16.93
Row: 6, Col: 1, Value: -6.6
Row: 7, Col: 1, Value: 8.609999999999999
Row: 8, Col: 1, Value: -11.46
Row: 9, Col: 1, Value: 40.05
Row: 10, Col: 1, Value: 1.27
Row: 11, Col: 1, Value: 9.06
(LARGE SOLID BOX) OVERSEAS FUND
 YEAR-BY-YEAR TOTAL RETURNS

 95. Calendar          1991    1992       1993      1994    1995
years

WORLDWIDE              7.88     6.21 %    36.55     2.96     7.19
FUND                   %                  %         %        %

Morgan Stanley Cap
ital International
World Index            18.28   (5.23) %    22.50     5.08     20.72
                                                                %                          %         %        %

Lipper                18.44    0.01 %    31.04     (3.03     16.05
Global                %                     %          ) %        %
Funds
Average

Consumer              3.06     2.90 %    2.75 %    2.67      2.54
Price Index           %                            %         %



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: 7.88
Row: 8, Col: 1, Value: 6.21
Row: 9, Col: 1, Value: 36.55
Row: 10, Col: 1, Value: 2.96
Row: 11, Col: 1, Value: 7.19
(LARGE SOLID BOX) WORLDWIDE FUND
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in a fund over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders. This difference may be significant for funds whose investments are denominated in foreign currencies.
MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX is
an unmanaged index of over 1,000 foreign stocks. The    i    ndex may be
compiled in two ways: a market capitalization weighted (cap-weighted)
version and    a     gross domestic product weighted (GDP-weighted)
version.
MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is a market capitalization weighted index of over 1,500 stocks traded in 22 world markets.
   Unlike each fund's return, the total returns of each comparative index do not include the effect of any brokerage commissions, transactions fees, or costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation
calculated by the U.S.    G    ov   e    rnment.
THE COMPETITIVE FUNDS AVERAGES ARE    the Lipper International Funds
Average for International Growth & Income, Diversified International, Overseas, and International Value and the Lipper Global Funds Average for
Worldwide    , which currently reflect the performance of over 376 and 177 mutual funds with similar investment objectives, respectively. These averages, published by Lipper Analytical Services, Inc., exclude the effect
of    sales charges.
Other illustrations of fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Each fund is a diversified fund of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one
vote for each share you own   .
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and, with the assistance of foreign affiliates, chooses their investments. (small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England,
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan,
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda,
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.), in Kent, England, and
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo,
Japan   , serves as a sub-adviser for International Value only.
Richard Mace, Jr. is Vice President and manager of International Value Fund and Overseas Fund, which he has managed since November 1994 and March 1996, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
John R. Hickling is Vice President and manager of International Growth & Income Fund, which he has managed since March 1996. Since joining Fidelity in 1982, Mr. Hickling has worked as an analyst and manager.
Greg Fraser is Vice President and manager of Diversified International
Fund, which he has managed since December 1991.    Previously, he managed
other Fidelity funds. Since joining     Fidelity in 1986   , Mr. Fraser has
worked as an analyst and manager.
Penelope A. Dobkin is Vice President and manager of Worldwide Fund, which
she has managed since May 1990.     Previously, she managed other Fidelity
funds. Since joining Fidelity in 1980,     Ms. Dobkin    has worked as an
analyst and manager.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corp. (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for each fund.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
A broker-dealer may use a portion of the commissions paid by each fund to reduce custodian or transfer agent fees for those funds. FMR may use its broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
These broadly diversified funds increase diversification by spreading investments among securities of both developed and emerging markets, different countries and geographic regions.
The funds may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The funds, however, will tend to focus on the equity securities of both large and small companies. The funds may invest in short-term debt securities and money market instruments for cash management purposes. FMR may also use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends.
The value of the funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer.
The funds' focus on international investing involves increased or additional risks from those above. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for emerging markets. Also, because many of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of techniques to either increase or decrease a fund's exposure to any currency.
As a mutual fund, each fund seeks to spread investment risk by diversifying its holdings among many companies and industries. Of course, when you sell your shares of a fund, they may be worth more or less than what you paid for them. No one mutual fund, however, can provide an appropriate balanced investment plan for all investors.
FMR determines where an issuer or its principal business are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the funds' investments among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
INTERNATIONAL GROWTH & INCOME FUND seeks capital growth and current income by investing principally in foreign securities. FMR normally invests at least 65% of the fund's total assets in securities of issuers whose
principal activities are outside of the U.S.    The fund may invest in
equity and debt securities of U.S. issuers. FMR expects that the fund will normally invest in at least six different countries, although it may invest all of its assets in a single country.
FMR normally invests a majority of the fund's assets in equity securities, selected generally for growth potential. In pursuit of income, FMR normally invests at least 25% of the fund's total assets in debt securities of any
quality   , money market securities, repurchase agreements, or pooled accounts of repurchase agreements, and money market funds managed by FMR or its affiliates.
DIVERSIFIED INTERNATIONAL FUND seeks capital growth by investing primarily in equity securities of companies located anywhere outside the U.S. The fund normally invests in equity securities of companies from at least three countries outside of the U.S. The fund expects to invest most of its assets in equity securities, but may also invest in debt securities of any quality.
The fund invests in securities that FMR determines are undervalued compared to industry norms within their countries. Using a highly disciplined approach to help identify these instruments and focusing on companies with market capitalizations of $100 million or more, FMR hopes to generate more capital growth than that of the EAFE Index (GDP-weighted).
The disciplined approach involves computer-aided, quantitative analysis supported by fundamental research. FMR's computer model systematically reviews thousands of stocks, using historical earnings, dividend yield, earnings per share, and many other factors. Then, potential investments are analyzed further using fundamental criteria, such as the company's growth potential and estimates of current earnings.
INTERNATIONAL VALUE FUND seeks long-term growth of capital by investing mainly in securities of foreign companies that FMR believes are undervalued in the marketplace or that possess valuable assets. FMR normally expects to invest 65% of the fund's total assets in securities of foreign issuers.
FMR normally invests in securities of issuers from at least three different countries, excluding the U.S. The fund may invest in securities of U.S. issuers. The fund expects to invest a majority of its assets in equity securities of large and small companies, but it may invest in debt securities of any quality as well.
OVERSEAS FUND seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the fund's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The fund expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.
WORLDWIDE FUND seeks growth of capital by investing in securities issued anywhere in the world. The fund will normally invest in at least three different countries, one of which will be the U.S. The fund expects its equity investments to include established companies as well as newer or smaller capitalization companies. The fund expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in the funds' SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal. Fund holdings and recent investment strategies are detailed in the funds' financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, each fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The tables on the following page provide a summary of ratings assigned to debt holdings (not including money market instruments) in the funds' portfolios. These figures are dollar-weighted averages of month-end
portfolio holdings during    the     fiscal    year ended October     1996,
and are presented as a percentage of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks over and above those generally associated with foreign investing. The extent of economic development, political stability, and market depth varies widely in comparison to more developed markets. Emerging market economies may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile and potentially less liquid than domestic securities.
   FISCAL YEAR ENDED OCTOBER 1996 DEBT     HOLDINGS, BY STANDARD & POORS

 S&PS   International  Diversified  International
 RATING   Growth & Income  International  Value  Overseas  Worldwide
INVESTMENT GRADE   *
Highest quality AA   A
High quality AA      22.0%      --     1.4%         0.2%      --
Upper-medium grade A
Medium grade BBB   --  --  --  --  --
LOWER QUALITY   *
Moderately speculative BB      0.2%  --  --  0.1%      --
Speculative B      0.1%  --  0.1%  --  0.5%
Highly speculative CCC   --  --  --  --  --
Poor quality CC
Lowest quality, no interest C   --  --  --  --  --
In default, in arrears D   --  --  --  --  --
       22.3%  --  1.5%  0.3%  0.5%

FISCAL    YEAR ENDED OCTOBER     1996 DEBT HOLDINGS, BY MOODY'S INVESTORS
   SERVICE

 MOODY'S   International  Diversified  International
 RATING   Growth & Income  International  Value  Overseas  Worldwide
INVESTMENT GRADE*
Highest quality Aaa
High quality Aa      23.1%      --     1.4%         0.2%      --
Upper-medium grade A
Medium grade Baa      0.1%      --  --  --  --
LOWER QUALITY   *
Moderately speculative Ba   --  --  --  --  --
Speculative B      0.3%      --     0.1%         0.2%         0.5%
Highly speculative Caa   --  --  --  --  --
Poor quality Ca
Lowest quality, no interest C   --  --  --  --  --
In default, in arrears --   --  --  --  --  --
       23.5%      --     1.5%         0.4%         0.5%
    International  Diversified  International

    Growth & Income  International  Value  Overseas  Worldwide
SECURITIES NOT RATED BY MOODY'S OR S&P(dagger)

(AS A % OF INVESTMENTS)
Investment Grade (double dagger)  0.0%  0.0%  0.0%  0.0%  0.0%

Lower Quality (double dagger)  0.5%  0.0%  0.4%  0.0%  0.1%

Total  0.5%  0.0%  0.4%  0.0%  0.1%
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
(dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THE TABLE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY
RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR

REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts,
entering into currency exchange contracts or swap agreements,    and
    purchasing indexed securities, and    for International Growth & Income
    selling securities short.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
OTHER INSTRUMENTS may include securities of closed-end investment companies and real estate-related instruments.
   CASH MANAGEMENT. A fund may invest in money market securities, in a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.
RESTRICTIONS: With respect to 75% of its total assets, each fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. These limitations do not apply to U.S. Government securities.
BORROWING. A fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval. INTERNATIONAL GROWTH & INCOME FUND seeks capital growth and current income, consistent with reasonable investment risk, by investing principally in foreign securities. Under normal conditions, the fund will have at least 25% of its total assets invested in debt securities.
DIVERSIFIED INTERNATIONAL FUND seeks capital growth by investing primarily in equity securities of companies located anywhere outside the U.S. INTERNATIONAL VALUE FUND seeks long-term growth of capital.
OVERSEAS FUND seeks long-term growth of capital primarily through investments in foreign securities. The fund defines foreign securities as securities of issuers whose principal activities are located outside of the U.S. Normally, at least 65% of the fund's total assets will be invested in securities of issuers from at least three different countries outside of North America. When market conditions warrant, FMR can make substantial temporary defensive investments in U.S. government obligations or investment-grade debt obligations of companies incorporated in and having principal business activities in the U.S.
WORLDWIDE FUND seeks growth of capital by investing in securities issued anywhere in the world.
   W    ith respect to 75% of    its     total assets,    each fund     may
not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of a single issuer.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a    MANAGEMENT FEE     to FMR for managing its investments
and business affairs. FMR in turn pays fees to affiliates who provide
assistance with these services. Each fund    also     pays    OTHER
EXPENSES,     which are explained on page .
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month.
       INTERNATIONAL GROWTH & INCOME FUND AND WORLDWIDE FUND. The management fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual
funds advised by FMR. This rate cannot rise above    .52    %, and it drops
as total assets under management increase.
For October 1996, the group fee rate was    .3037    %. The individual fund
fee rate is    .45    % for each fund. The total management fee for    the
    fiscal    year ended October     1996 was    .76    % for each fund.
The management fee rate for the funds is higher than that of most domestic mutual funds but not necessarily higher than that of a typical international fund.
DIVERSIFIED INTERNATIONAL FUND, INTERNATIONAL VALUE FUND, AND OVERSEAS FUND. The amount of the management fee is determined by taking a BASIC FEE and then applying a PERFORMANCE ADJUSTMENT.
Management   =   Basic   +/-   Performance
fee              fee           adjustment

The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to its benchmark index.
FUND                               BENCHMARK INDEX

   Diversified International          EAFE Index/GDP Weighted

   International Value                EAFE Index/Cap Weighted

   Overseas                           EAFE Index/Cap Weighted

THE BASIC FEE (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by a fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above
   .52    %, and it drops as total assets under management increase.
For October 1996, the group fee rate was    .3037    %. The individual fund
fee rate is    .45    %    for each fund    . The basic fee        for
   the     fiscal    year ended     1996 was    .75    % for Diversified
International,    .75    % for International Value, and    .76    % for
Overseas.
THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing a fund's performance to that of its benchmark index over the most recent 36-month period. The difference is translated into a dollar amount that is added to
or subtracted from the basic fee.    (The performance period for
International Value began December 1, 1994 and will eventually span 36 months, but the performance adjustment did not take effect until November
1995).     The maximum annualized performance adjustment rate is ".20%.
   The total management fee rate for the fiscal year ended 1996 is outlined in the following chart.
Fund                               Manage
                                      ment
                                      Fee

   Diversified International          .85%

   International Value                .79%

   Overseas                           .76%

FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far East, FIJ, and FIIA. FIIA in turn has a sub-advisory agreement with FIIAL U.K. FMR U.K. focuses on issuers based in Europe. FMR Far East focuses on issuers based in Asia and the Pacific Basin. FIJ focuses on issuers based in Japan and elsewhere around the world. FIIA focuses on issuers based in Hong Kong, Australia, New Zealand, and Southeast Asia (other than Japan). FIIAL U.K. focuses on issuers based in the United Kingdom and Europe.
The sub-advisers are compensated for providing investment research and advice. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA 30% of its management fee associated with investments for which the sub-adviser provided investment advice. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
The funds contract with FSC to perform many transaction and accounting functions. These services include processing shareholder transactions,
valuing each fund's investments, and handling securities loans. In    the
    fiscal    year ended     1996, the funds paid FSC a percentage of
average net assets   . T    he fees    are     show   n     in the
following chart.
Fund                            Fee to
                                FSC

International Growth & Income      .34%

Diversified International          .34%

International Value                .34%

Overseas                           .31    %

Worldwide                          .37    %

The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce the fund's custodian or transfer agent fees.
For    the fiscal year ended     1996   ,     each fund's portfolio rate is
outlined in the table below. These rates vary from year to year.
Fund                                   Turnover

   International Growth & Income          95%

Diversified International                 94    %

International Value                       71    %

Overseas                                  82    %

Worldwide                                 49    %

YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
You may purchase or sell shares of the funds through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in a fund. Certain transfers of the fund, such as minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
The account guidelines that follow may not apply to certain retirement
accounts.    If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity directly, as appropriate.
FIDELITY FACTS
Fidelity offers the broadest selection of mutual
funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 225
(solid bullet) Assets in Fidelity mutual funds: over
$415 billion
(solid bullet) Number of shareholder accounts: over
27 million
(solid bullet) Number of investment analysts and portfolio
managers: over 215
(checkmark)
WAYS TO SET UP YOUR ACCOUNT
   ASSET MANAGER: GROWTH
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to save up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax deductible contributions for themselves and any eligible employees up to $30,000 per year.
SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS, OR OTHER GROUPS
Requires a special application.
HOW TO BUY SHARES
Each fund's share price, called net asset value (NAV), is calculated every business day. The funds' shares are sold without a sales charge.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described at right. If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or
(small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS
   ASSET MANAGER: GROWTH
TO OPEN AN ACCOUNT  $2,500
For Fidelity retirement accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity retirement accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity retirement accounts $500
   *FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO "INVESTOR SERVICES," PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
YOUR ACCOUNT
(null)Key Information
Phone 1#800#544#7777
S
To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
S
To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum
Money Line: $50,000.
Mail
S
To open an account, complete and sign the application. Make your check payable to the complete name of the fund of your choice. Mail to the address indicated on the application.
S
To add to an account, make your check payable to the complete name of the fund.
Indicate your fund account number on your check. Mail to the address printed on your account statement.
S
Exchange by mail: Call 1#800#544#6666 for instructions.
In Person
S
To open an account, bring your application and check to a Fidelity Investor

Center. Call 1#800#544#9797 for the center nearest you.
S
To add to an account, bring your check to a Fidelity Investor Center. Call 1#800#544#9797 for the center nearest you.
(null)(null)Wire
Not available for retirement accounts.
S
To open an account, call 1#800#544#7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
S
To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
S
Wire address: Bankers Trust Company, Bank Routing #021001033, Account #
00163053.
Automatically
New accounts cannot be opened with these services.
S
Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1#800#544#6666.
S
Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call 1#800#544#6666 for instructions.
(tdd_graphic)
TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
(null)
How to Sell Shares
You can arrange to take money out of your fund account at any time by selling
(redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
To sell shares in a non#retirement account,
 you may use any of the methods described on these two pages.
To sell shares in a Fidelity retirement account,
 your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1#800#544#6666 for a retirement distribution form.
If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).
To sell shares by bank wire or Fidelity Money Line, you will need to sign up for these services in advance.
Certain requests must include a signature guarantee.
 It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
S
You wish to redeem more than $100,000 worth of shares, S
Your account registration has changed within the last 30 days, S
The check is being mailed to a different address than the one on your account
(record address),
S
The check is being made payable to someone other than the account owner, or S
The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including
Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association.
A notary public cannot provide a signature guarantee.
Selling Shares in Writing
Write a "letter of instruction" with:
S
Your name,
S
The fund's name,
S
Your fund account number,
S
The dollar amount or number of shares to be redeemed, and S
Any other applicable requirements listed in the table that follows. Unless otherwise instructed, Fidelity will send a check to the record address.
Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266#0602
Fees and Key Information
      PHONE 1-800-544-7777

      ALL ACCOUNT TYPES EXCEPT RETIREMENT

      (small solid bullet) Maximum check request: $100,000.

      (small solid bullet) For Money Line transfers to your bank account;
minimum:
$10; maximum: $100,000.
      ALL ACCOUNT TYPES

      (small solid bullet) You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.











      MAIL OR IN PERSON

      INDIVIDUAL, JOINT TENANTS, SOLE PROPRIETORSHIPS, UGMA, UTMA

      (small solid bullet) The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

      RETIREMENT ACCOUNTS

      (small solid bullet) The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.
      TRUSTS

      (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
      BUSINESSES OR ORGANIZATIONS

      (small solid bullet) At least one person authorized by corporate resolution to act on the account must sign the letter.
      (small solid bullet) Include a corporate resolution with corporate seal or a signature guarantee.
      EXECUTORS, ADMINISTRATORS, CONSERVATORS, GUARDIANS

      (small solid bullet) Call 1-800-544-6666 for instructions.























      WIRE

      ALL ACCOUNT TYPES EXCEPT RETIREMENT

      (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-544-6666.
      Minimum wire: $5,000.

      (small solid bullet) Your wire redemption request must be received by

Fidelity before 4 p.m. Eastern time for money to be wired on the next business day.







(tdd_graphic)
TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
YOUR ACCOUNT


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and prospectuses will be mailed to your household, even if you have more than one account in the fund. Call 1-800-544-6666 if you need copies of financial reports, prospectuses, or historical account information. TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account.

24-HOUR SERVICE
ACCOUNT ASSISTANCE 1-800-544-6666
ACCOUNT TRANSACTIONS 1-800-544-7777
PRODUCT INFORMATION 1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM 1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTOR PLANS
   ASSET MANAGER: GROWTH
FIDELITY AUTOMATIC ACCOUNT BUILDER SM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account,
          quarterly     complete the
                        appropriate section
                        on the fund
                        application.
                        (small solid bullet) For existing
                        accounts, call
                        1-800-544-6666 for
                        an application.
                        (small solid bullet) To change the
                        amount or frequency
                        of your investment,
                        call 1-800- 544-6666
                        at least three
                        business days prior
                        to your next
                        scheduled
                        investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA
MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Check the
          period       appropriate box on
                       the fund application,
                       or call
                       1-800-544-6666 for
                       an authorization
                       form.
                       (small solid bullet) Changes require a
                       new authorization
                       form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call
          bimonthly,       1-800-544-6666
          quarterly, or    after both accounts
          annually         are opened.
                           (small solid bullet) To change the
                           amount or frequency
                           of your investment,
                           call 1-800-544-6666.

A BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash.
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND." If you buy shares when a fund has realized but not yet distributed income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the funds may adjust their dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.

UNDERSTANDING DISTRIBUTIONS
As a fund shareholder, you are entitled to your
share of the fund's net income and gains on its
investments. The fund passes these earnings
along to its investors as DISTRIBUTIONS.
Each fund earns dividends from stocks and
interest from bond, money market and other
investments. These are passed along as
DIVIDEND DISTRIBUTIONS. A fund realizes
capital gains whenever it sells securities for a
higher price than it paid for them. These are
passed along as CAPITAL GAIN DISTRIBUTIONS.
(checkmark)
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV and offering price as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency
into U.S. dollars using current exchange rates.    Short-term securities
with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In
addition, if     quotations are not readily available, or if the values
have been materially affected by events occurring after the closing of a
foreign market, assets    may be     valued by a method that the Board of
Trustees believes accurately reflects fair value.
EACH FUND'S OFFERING PRICE (price to buy one share) REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
FIDELITY'S BROADLY DIVERSIFIED INTERNATIONAL EQUITY FUNDS
   FIDELITY INTERNATIONAL GROWTH & INCOME FUND,     FIDELITY DIVERSIFIED
INTERNATIONAL FUND,
     FIDELITY INTERNATIONAL VALUE FUND, Fidelity Overseas Fund,    A    ND
   FIDELITY WORLDWIDE FUND
    FUNDS OF FIDELITY INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
   DECEMBER 30, 1996
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus (dated    December 30, 1996    ). Please
retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year ended October 31, 1996 are incorporated herein by reference. To obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.

TABLE OF CONTENTS                                                               PAGE



Investment Policies and Limitations

Special Considerations Affecting Europe

Special Considerations Affecting Japan, The Pacific Basin, and Southeast Asia

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Special Considerations Affecting Africa

Portfolio Transactions

Valuation

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix


INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.) Fidelity Investments Japan Ltd. (FIJ) (International Value only) DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service Co. (FSC)
       IBD   -ptb-    1296
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
The funds' fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF INTERNATIONAL GROWTH & INCOME FUND
(INTERNATIONAL GROWTH & INCOME)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of any single issuer, or it would hold more than 10% of the voting securities of such issuer, except that up to 25% of the fund's assets may be invested without regard to these limitations;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or its agencies or instrumentalities, or by foreign governments or their political subdivisions, or by supranational organizations) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
Investment limitation (3) is construed in conformity with the Investment Company Act of 1940, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange,    or as a result of a reorganization, consolidation,
or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT POLICIES AND LIMITATIONS OF DIVERSIFIED INTERNATIONAL FUND (DIVERSIFIED INTERNATIONAL)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv)
would exceed 15%        of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments to the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange,    or as a result of a reorganization, consolidation,
or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF INTERNATIONAL VALUE FUND
(INTERNATIONAL VALUE)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(9) The fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange,    or as a result of a reorganization, consolidation,
or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(x) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF OVERSEAS FUND
(OVERSEAS)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (a) more than 5% of the fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed), less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
Investment limitation (3) is construed in conformity with the Investment Company Act of 1940, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange,    or as a result of a reorganization, consolidation,
or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF WORLDWIDE FUND
(WORLDWIDE)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing and selling marketable securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the fund from purchasing interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements).
Investment limitation (3) is construed in conformity with the Investment Company Act of 1940, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to purchase or sell futures contracts on physical commodities.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(viii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain securities issued by other open-end investment companies. Limitations (a) and (b) do not apply (i) to securities received as dividends, through
offers of exchange,    or as a result of a reorganization, consolidation,
or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(ix) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(x) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (ix), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
   The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
   ASSET-BACKED SECURITIES. Asset-backed securities represent interest in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.
CLOSED-END INVESTMENT COMPANIES   .     Each fund may purchase the shares
of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADR's) as well as other "hybrid" forms of ADRs including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. The funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
Each fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each fund. The funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
The funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Each fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, the fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to the fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS A SHAREHOLDER. The funds do not intend to direct or administer the day-to-day operations of any company. Each fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options discussed elsewhere in this SAI, are not fundamental policies and may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements), and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
ISSUER LOCATION. FMR determines where an issuer is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by each fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Each fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see limitations (1) and (5). For purposes of these limitations, each fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for the fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SECURITIES OF SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies.
SHORT SALES "AGAINST THE BOX." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SHORT SALES - INTERNATIONAL GROWTH & INCOME FUND. The fund may enter into short sales with respect to stocks underlying its convertible security holdings. For example, if FMR anticipates a decline in the price of the stock underlying a convertible security the fund holds, it may sell the stock short. If the stock price subsequently declines, the proceeds of the short sale could be expected to offset all or a portion of the effect of the stock's decline on the value of the convertible security. The fund currently intends to hedge no more than 15% of its total assets with short sales on equity securities underlying its convertible security holdings under normal circumstances.
When the fund enters into a short sale, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to hold them aside while the short sale is outstanding. The fund will incur transaction costs, including interest expense, in connection with opening, maintaining, and closing short sales.
SOVEREIGN DEBT OBLIGATIONS. Each fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate,currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
WARRANTS. Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets if the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.
   SPECIAL CONSIDERATIONS AFFECTING EUROPE
New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers, promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth during 1997. A strengthening of activity in these countries is essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward macroeconomic stability, although the sustainability of recent reductions in inflation is in doubt in some cases. Output appears to have bottomed out during 1995 in Russia, but political instability in 1996 dampened prospects for a quick economic recovery. Economic prospects have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity. In the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
REAL GDP ANNUAL RATE OF GROWTH
1995
Denmark           2.9%

France            2.4

Germany           1.9

Italy             3.2

Netherlands       2.4

Spain             3.0

Switzerland          0.    7

United Kingdom    2.4

   Source: World Economic Outlook, May 1996
(Figures are quoted based on each country's domestic currency.)
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms, and surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon exports to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly buoyant, although growth may likely moderate in several of them. This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand may need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing economies in the region, with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparking fears of a constitutional challenge.
Hong Kong's impending return to Chinese dominion on July 1, 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States (U.S.). Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate related business.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade with the industrial segment leading the way. China's economic growth itself has been characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures, causing inefficiencies and dislocations within China, including troublesome inflation rates of over 16% per year over the past five years. Foreign trading is limited to a special class of shares (Class B) which were created for that purpose, and the government must approve sales of Class B shares among foreign investors.
China is greatly dependent on foreign trade, particularly with Japan, the United States, and Germany. If political events become severe in China, there is always the danger that the United States or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. In addition, the strength of the economy and the weakness of the government could lead to substantially higher inflation incoming years, which would erode investor's earnings through the mechanism of changing rates of currency exchange. A tightening in the money supply as well as some supply-side constraints on the very rapid growth of exports in 1995 served to discourage foreign investment and has contributed to lower prices for Class B shares. However, due to lax enforcement of regulatory policies, Class B shares have been opened to local investors and their prices roughly doubled in November 1996.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues. Indonesia's economy is growing very rapidly and the Suharto regime is attempting to a move away from dependence on oil. However, the country remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices. Meanwhile, the high import content of newly established, fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negative impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as manufacturing, Singapore holds a position as a major oil refining and services center.
Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of GDP. The boom in Japan's equity and property markets during the expansion of the late 1980s supported high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following the decline in asset prices. This led to major bankruptcies in the financial sector which continued through the end of 1996. Economic activity now appears to be picking up in Japan after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in early 1995 helped the recovery to continue. Confidence in the financial system has begun to improve somewhat with the announcement of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's accession to the European Union, but also from the slump in world mineral prices and from the government's failure to reduce public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
              Billions:

India         $ 183

Indonesia      66

Korea          182

Malaysia       223

Pakistan       10

Philippines    59

Sri Lanka      2

Taiwan         187

Thailand       143

   Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section of
Performance beginning on page .
REAL GDP ANNUAL RATE OF
GROWTH 1995
China          10.2%

Hong Kong      5.0

India          6.2

Indonesia      8.1

Japan          0.9

Korea          9.0

Malaysia       9.6

Philippines    4.8

Singapore         8.9

Taiwan         6.4

Thailand       8.6

   Source: World Economic Outlook, May 1996
SPECIAL CONSIDERATIONS AFFECTING CANADA
   Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific Ocean. The companies in which a fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nations' securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions, factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties, as well as the economic slowdown in the United States. Following the referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate. The U.S. - Canada Free Trade Agreement which became effective in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many other state-owned enterprises. The major state ownership remaining is in the oil sector and the electricity sector. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that saw real output contract by almost 7 percent, the recovery had begun gathering strength by late 1996. There are still risks arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past few years, Brazil has been able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition into the domestic business environment. Monthly inflation was brought down from 43 percent in the first half of 1994 to 1.5 percent in 1995. This reduction reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth slowed while inflation moderated.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helped contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and the pesos convertibility to the U.S. dollar after the recent resignation of Domingo Cavallo, the Economy Minister who masterminded the most successful reform program in Argentina's post-world war II history, and this commitment is seen as the key to the country's economic stability. Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated. Prospects for an improvement in economic situation in 1997 depend on the adoption of a credible exchange rate policy, the removal of controls, and to strengthening of the fiscal position through measures such as privatization and addressing with the problems of the banking sector. EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995
            Billions:

Argentina    $38

Brazil       148

Chile        73

Colombia     17

Mexico       91

Peru         12

Venezuela    4

   Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING AFRICA
   Africa is a continent of roughly 50 countries with a total population of over 700 million people. The primary industries include crude oil, natural gas, manganese ore, phosphate, bauxite, copper, iron, diamond, cotton, coffee, cocoa, timber, tobacco, sugar, tourism, and cattle.
Many of the countries are fraught with political instability. However, there has been a trend over the past five years toward democratization. Still, there remain many countries that do not have a stable political process. Other countries have been enmeshed in civil wars and border clashes.
Economically, the Northern Rim countries (including Morocco, Egypt, and Algeria) and Nigeria, Zimbabwe, and South Africa are the wealthier countries on the continent due to their strong ties with the European nations. The market capitalization of these countries has been growing recently as more international companies invest in Africa and as local companies start to list on the exchanges. However, religious strife has been a significant source of instability.
On the other end of the economic spectrum are countries, such as Burkina Faso, Madagascar, and Malawi, that are considered to be among the poorest or least developed in the world. These countries are generally landlocked or have poor natural resources. The economies of many African countries are heavily dependent on international oil prices. Of all the African industries, oil has been the most lucrative, accounting for 40% to 60% of many countries' GDP. However, the general decline in oil prices has had an adverse impact on many economies.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contract"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
   Each fund's turnover rates for the fiscal periods ended October 31 are indicated in the table below. Because a high turnover rate increases
transaction costs an    d may increase taxable gains, FMR carefully weighs
the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
TURNOVER RATES                   1996          1995

   International Growth &            95%        141%
   Income

Diversified International         94%           101%

International Value                  71%        109%

Overseas                             82%           49%

Worldwide                            49%           70%

BROKERAGE COMMISSIONS. The table below lists the total brokerage
commissions    and the dollar amount of commissions paid to FBSI and
FBS/FBSL for the fiscal periods ended October 31, 1996, 1995, and 1994.

                                                                <C.
Fiscal                    Total               To FBSI           To FBS/FBSL
Periods Ended
October 31

   International
   Growth &
   Income

   1996                    $ 3,004,001          $ 5,530           $ 124,031

   1995                    $ 2,887,378          $ 19,397          $ 216,219

   1994                    $ 5,999,970          $ 60,703          $ 0

Diversified
       International

1996                       $     2,192,851      $     75,564      $ 80,532

1995                       $     1,413,822      $     66,332      $ 61,995

1994                       $     1,369,819      $     23,550      $ 0

International
Value

1996                       $     927,266        $     7,878       $ 45,758

1995                       $     273,209        $     2,231       $ 14,110

Overseas

1996                       $     8,266,411      $     45,887      $ 500,320

1995                       $     4,412,811      $     12,927      $ 486,380

1994                       $     4,197,237      $     4,808       $ 0

   Worldwide

1996                       $     1,736,992      $     36,270      $ 69,922

1995                       $     1,705,701      $     55,908      $ 57,267

1994                       $     1,750,893      $     46,548      $ 0

   The table below lists for fiscal 1996, the percentage of aggregate brokerage commissions paid to FBSI, FBS and FBSL and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions to FBSI, FBS, and FBSL. The difference in the percentage of the brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI and FBSL is a result of the low commission rates charged by FBSI and FBSL. The table also includes the amount of brokerage commissions paid to brokerage firms that provided research services; and the approximate amount of transactions effected through brokerage firms that provided research services.

   Fiscal                % of            % of            % of            % of            Commissions          Transactions with
   Periods Ended         Commissions  Commissions        Transactions Transactions    Paid To                 Brokerage Firms
   October 31,           Paid to      FBSI Paid          Effected        Effected        Firms                Providing
   1996                  To FBS/FBSL  through            through         Providing                          Research
                                         FBSI            FBS/FBSL        Research                             Services
                                                                         Services

   International          .18%            4.13%           .72%            5.55%          $ 2,709,685          $ 1,154,782,519
   Growth
   & Income

   Diversified            3.45%           3.67%           5.28%           5.21%          $ 1,990,255          $ 743,365,705
   International

International             .85%            4.93%           2.72%           7.13%          $ 839,266            $ 327,873,989
Value

   Overseas               .55%            6.05%           1.97%           7.95%          $ 7,101,138          $ 2,996,261,605

Worldwide                 2.09%           4.03%           5.27%           5.94%          $ 1,570,717          $ 571,777,297


Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION
   FSC normally determines each fund's NAV as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each fund's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the U.S. are valued using the official closing price or the last sale price in the principal market where they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. use of pricing services has been approved by the Board of Trustees. A number of pricing services are available and the fund may use various pricing services or discontinue the use of any pricing service.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which
approximate current value. In addition,     securities and other assets for
which there is no readily available market value are valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
 YIELD CALCULATIONS. Yields for a fund are computed by dividing the fund's interes and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the fund's net asset value (NAV) at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income For a fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one month period, whichever is earlier. Capital gains and losses generally are excluded from the calculation as are gains and losses from currency exchange rate fluctuations.
Income calculated for the purposes of calculating a fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in the fund's financial statements.
In calculating the fund's yield, a fund may from time to time use a portfolio security's coupon rate instead of its yield to maturity in order to reflect the risk premium on that security. This practice will have the effect of reducing the fund's yield.
Yield information may be useful in reviewing a fund's performance and in providing a basis for comparison with other investment alternatives. However, each fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates a fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's net asset value (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
Total return figures do not include the effects of each fund's sales charge which was eliminated as of July 1, 1995. Sales charges for Diversified International, International Value, Overseas, and Worldwide were waived through June 30, 1995 and International Growth & Income's sales charge was in effect November 1, 1993 through May 31, 1994. Total returns for International Growth & Income and Overseas also do not include the effect of paying the fund's $25.00 exchange fee, which was in effect from December
1, 1987 through October 1, 1989.    Additionally, the total return figures
for International Growth & Income do not include the 1% deferred sales charge on shares purchased prior to October 12, 1990.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On October 25, 1996, the 13-week and 39-week long-term moving averages for each fund are outlined in the chart below.
FUND NAME   13 WEEK LONG-TERM   39 WEEK LONG-TERM
            MOVING AVERAGE      MOVING AVERAGE

   International                $ 18.90          $ 18.57
   Growth & Income

   Diversified                   14.12            13.76
   International

   International Value           11.41            11.34

   Overseas                      31.02            30.61

   Worldwide                     14.91            14.61

HISTORICAL FUND RESULTS. The following table shows the funds' total returns for periods ended October 31, 1996. Previously, the funds imposed a sales charge. If this sales charge were taken into account, total returns would have been lower.


                      Average Annual Total Returns   Cumulative Total Returns

                         One       Five    Life of   One       Five       Life of
                         Year      Years   Fund*     Year      Years      Fund*



International
Growth &                 10.66%    8.73%    8.72%    10.66%    51.96%    127.83%
Income

* From December 31, 1986 (commencement of operations).

                      Average Annual Total Returns             Cumulative Total Returns

                         One       Five    Life of   One       Five    Life of
                         Year      Years   Fund*     Year      Years   Fund*



Diversified              18.66%    N/A    10.19%    18.66%     N/A    60.15%
International

* From December 27, 1991 (commencement of operations).

                       Average Annual Total Returns            Cumulative Total Returns

                         One       Five    Life of   One       Five    Life of
                         Year      Years   Fund*     Year      Years   Fund*


International Value      9.64%      N/A    7.95%    9.64%      N/A    16.55%


* From November 1, 1994 (commencement of operations).

                       Average Annual Total Returns            Cumulative Total Returns

                         One       Five     Ten      One       Five      Ten
                         Year      Years    Years    Year      Years     Years



Overseas                11.41%    7.93%    9.83%    11.41%     46.46%    155.47%

                      Average Annual Total Returns             Cumulative Total Returns

                        One       Five      Life of   One       Five      Life of
                        Year      Years     Fund*     Year      Years     Fund*



Worldwide               15.25%    12.35%    8.95%     15.25%    78.98%    73.52%


   * From May 30, 1990 (commencement of operations)
The following table shows the income and capital elements of each fund's cumulative total return. The table compares each fund's return to the record of the S&P 500, the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Common stocks generally offer greater growth potential than the funds, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than fixed-income investments such as the funds. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the past 10 fiscal years ended 1996 or life of fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates, bond prices, and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a fund today. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.
During the period from December 31, 1986 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity
International Growth & Income Fund        would have grown to $22,783.

FIDELITY INTERNATIONAL GROWTH AND INCOME FUND                    INDICES

Year         Value of     Value of      Value of      Total      S&P 500    DJIA       Cost of
Ended        Initial      Reinvested    Reinvested    Value                            Living**
October 31   $10,000      Dividend      Capital
             Investment   Distributio   Gain
                          ns            Distributio
                                        ns







1996         $ 19,090     $ 2,940       $ 733         $ 22,783   $ 39,172   $ 42,758   $ 14,326

1995         $ 17,830     $ 2,055       $ 704         $ 20,589   $ 31,566   $ 33,003   $ 13,910

1994         $ 17,540     $ 2,022       $ 56          $ 19,618   $ 24,965   $ 26,452   $ 13,529

1993         $ 17,250     $ 1,922       $ 0           $ 19,172   $ 24,036   $ 24,244   $ 13,186

1992         $ 13,290     $ 1,132       $ 0           $ 14,422   $ 20,910   $ 20,643   $ 12,833

1991         $ 13,990     $ 1,002       $ 0           $ 14,992   $ 19,014   $ 19,069   $ 12,434

1990         $ 13,710     $ 510         $ 0           $ 14,220   $ 14,241   $ 14,660   $ 12,081

1989         $ 12,870     $ 322         $ 0           $ 13,192   $ 15,395   $ 15,276   $ 11,367

1988         $ 11,810     $ 91          $ 0           $ 11,901   $ 12,179   $ 11,958   $ 10,878

1987*        $ 10,420     $ 49          $ 0           $ 10,469   $ 10,609   $ 10,704   $ 10,434


* From December 31, 1986 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Fidelity
International Growth & Income Fund        on December 31, 1986, the net
amount invested in Fidelity International Growth & Income Fund was
$10,00   0    . The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amount to $1   2    ,83   9    . If distributions had not been reinvested,
the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $2,030 for dividends and $580 for capital gain distributions. The figures in the table do not include the effect of the fund's 2% sales charge, which was in
effect from January 1, 1991 through June 1, 1994, its 1%    deferred
    sales charge on shares purchased prior to    October 12    , 1990, and
the $25 exchange fee in effect from December 1, 1987 through October 1, 1989. Prior to April 1991, the fund imposed a 2% sales charge which is no longer in effect and is not reflected in the figures above.
During the period from December 27, 1991 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Diversified
International    Fund     would have grown to $16,   0    15.

FIDELITY DIVERSIFIED INTERNATIONAL FUND                        INDICES

Year         Value of     Value of      Value of      Total      S&P 500    DJIA       Cost of
Ended        Initial      Reinvested    Reinvested    Value                            Living**
October 31   $10,000      Dividend      Capital
             Investment   Distributio   Gain
                          ns            Distributio
                                        ns







1996         $ 14,380     $ 491         $ 1,144       $ 16,015   $ 19,854   $ 22,221   $ 11,479

1995         $ 12,730     $ 197         $ 569         $ 13,496   $ 15,999   $ 17,151   $ 11,146

1994         $ 12,460     $ 158         $ 111         $ 12,729   $ 12,654   $ 13,747   $ 10,841

1993         $ 11,320     $ 133         $ 0           $ 11,453   $ 12,183   $ 12,599   $ 10,566

1992*        $ 8,460      $ 0           $ 0           $ 8,460    $ 10,598   $ 10,728   $ 10,283


* From December 27, 1991 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Fidelity Diversified International Fund in December 27, 1991, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $11,30   8    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $36   0     for dividends and $90   0     for capital gain
distributions.
During the period from November 1, 1994 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity
International Value    Fund     would have grown to $11,6   5    5.

FIDELITY INTERNATIONAL VALUE FUND                                            INDICES

Year         Value of          Value of      Value of       Total             S&P 500           DJIA              Cost of
Ended        Initial           Reinvested    Reinvested     Value                                                 Living   **
October 31   $10,000           Dividend      Capital
             Investment        Distributio   Gain
                               ns            Distributio
                                             ns







1996         $    11,330       $    10       $    315       $    11,655       $    15,690       $    16,164       $    10,589

1995*        $    10,630       $    0        $    0         $    10,630       $    12,644       $    12,477       $    10,281


* From November 1, 1994 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Fidelity International Value Fund on November 1, 1994, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they
were reinvested) amounted to $   10,310    . If distributions had not been
reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   10     for dividends and $   300     for capital gain
distributions.
During the 10 year period ending October 31, 1996, a hypothetical $10,000
investment in Fidelity Overseas Fund would have grown to $   25,547    .



FIDELITY OVERSEAS FUND                                                        INDICES

Year   Value of          Value of         Value of          Total             S&P 500           DJIA              Cost of
Ended  Initial           Reinvested       Reinvested        Value                                                 Living**
October
31     $10,000           Dividend         Capital
       Investment        Distributio      Gain
                         ns               Distributio
                                          ns







1996   $    11,550       $    2,571       $    11,426       $    25,547       $    39,291       $    43,713       $    14,352

1995   $    10,617       $    2,091       $    10,222       $    22,930       $    31,622       $    33,740       $    13,935

1994   $    10,840       $    2,135       $    10,033       $    23,008       $    25,041       $    27,043       $    13,554

1993   $    10,093       $    1,649       $    9,342        $    21,084       $    24,109       $    24,786       $    13,209

1992   $    8,161        $    1,052       $    5,955        $    15,168       $    20,974       $    21,104       $    12,856

1991   $    10,004       $    973         $    6,467        $    17,444       $    19,071       $    19,495       $    12,457

1990   $    10,208       $    531         $    6,015        $    16,754       $    14,284       $    14,987       $    12,103

1989   $    9,773        $    351         $    5,166        $    15,290       $    15,441       $    15,617       $    11,387

1988   $    9,402        $    0           $    4,968        $    14,370       $    12,216       $    12,225       $    10,898

1987   $    11,483       $    0           $    1,391        $    12,874       $    10,641       $    10,943       $    10,453


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Fidelity Overseas Fund in October 31, 1985, the net amount invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested)
amounted to $   20,745    . If distributions had not bee reinvested, the
amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to
$   1,159     for dividends and $   6,522     for capital gain
distributions. The figures in the table do not include the effect of the fund's 3% sales charge which was waived through June 30, 1995 and eliminated as of July 1, 1995 and the fund's $25 exchange fee, which was in
effect from December 1, 1987 through October 1, 1989   . Prior to May 1994,
the fund imposed a 3% sales charge which is no longer in effect and is not included in the figures above.
During the period from May 30, 1990    (commencement of operations)     to
October 31, 1996, a hypothetical $10,000 investment in Fidelity Worldwide
Fund would have grown to $   17,352    .


FIDELITY WORLDWIDE FUND                                                      INDICES

Year    Value of          Value of         Value of         Total             S&P 500           DJIA              Cost of
Ended   Initial           Reinvested       Reinvested       Value                                                 Living   **
October
31      $10,000           Dividend         Capital
        Investment        Distributio      Gain
                          ns               Distributio
                                           ns







1996    $    15,180       $    1,134       $    1,038       $    17,352       $    23,507       $    25,236       $    12,252

1995    $    13,320       $    825         $    911         $    15,056       $    18,943       $    19,478       $    11,896

1994    $    13,960       $    782         $    172         $    14,914       $    14,982       $    15,612       $    11,571

1993    $    12,760       $    610         $    0           $    13,370       $    14,424       $    14,309       $    11,277

1992    $    9,630        $    193         $    0           $    9,823        $    12,548       $    12,183       $    10,975

1991    $    9,610        $    85          $    0           $    9,695        $    11,410       $    11,255       $    10,635

1990*   $    8,950        $    0           $    0           $    8,950        $    8,546        $    8,652        $    10,333


* From May 30, 1990 (commencement of operations).
   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Fidelity
Worldwide Fund    o    n    May 30,     199   0    , the net amount
invested in fund shares was $10,000. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the
time they were reinvested) amounted to $   11,658    . If distributions had
not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have
amounted to $   760     for dividends and $   810     for capital gain
distributions.
INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL
STOCK MARKET RETURN
The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database, and the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
MARKET CAPITALIZATION. Companies outside the U.S. now make up nearly two-thirds of the world's stock market capitalization. According to Morgan Stanley Capital International, the size of the markets as measured in U.S.
dollars grew from $   5080.3 (8621.7 including the U.S.)     billion in
1995 to $   5,749.4 (10,078.9 including the U.S.)     billion in 1996.
The following table measures the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia   $    163.6       Japan           $    1,944.0

Austria         22.9         Netherlands         248.1

Belgium         66.2         Norway              26.1

Canada          250.8        Singapore/Mal       213.6
                             aysia

Denmark         47.2         Spain               108.4

France          372.2        Sweden              134.0

Germany         401.6        Switzerland         325.4

Hong Kong       200.6        United              1002.8
                             Kingdom

Italy           147.0        United States       4329.4

The following table measures the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions
of U.S. dollars as of October 3   1    , 1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA
Argentina             $    24,980.3

Brazil                    89,501.4

Chile                     38,528.7

Colombia                  9,227.4

Mexico                    72,037.8

Venezuela                 5,384.5



Total Latin America   $    239,710.10

NATIONAL STOCK MARKET PERFORMANCE. Certain national stock markets have outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
   STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN U.S. DOLLARS
Australia       16.9%       Japan               -0.8%

Austria         -0.5        Netherlands         26.2

Belgium         16.3        Norway              15.4

Canada          29.9        Singapore/Mal       -3.1/26.8
                            aysia

Denmark         16.8        Spain               32.1

France          18.2        Sweden              28.9

Germany         12.5        Switzerland         8.9

Hong Kong       28.0        United              20.3
                            Kingdom

Italy           7.8         United States       23.8

   STOCK MARKET PERFORMANCE (CUMULATIVE TOTAL RETURNS)
MEASURED IN LOCAL CURRENCY
Australia       12.1%       Japan               10.3%

Austria         6.9         Netherlands         35.5

Belgium         25.2        Norway              18.1

Canada          29.6        Singapore/Mal       -3.5/26.0
                            aysia

Denmark         24.2        Spain               37.8

France          23.4        Sweden              27.4

Germany         20.8        Switzerland         20.6

Hong Kong       28.8        United              16.6
                            Kingdom

Italy           2.5         United States       23.8

The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
   STOCK MARKET PERFORMANCE
 Five Years Ended Ten Years Ended
 October 31, 1996 October 31, 1996
Germany                 11.98%           8.73%

   Hong Kong               26.94%           22.25%

   Japan                   0.58%            5.35%

   Spain                   8.15%            11.16%

   United                  11.50%           15.03%
   Kingdom

   United States           14.98%           13.73%

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without regard to tax consequences. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Diversified International may compare its performance to the Morgan Stanley Capital international GDP-Weighted Europe, Australasia, Far East Index, a gross domestic product weighted, unmanaged index of over 1,000 foreign stocks.
Each of International Value, Overseas and International Growth & Income may compare its performance to that of the Morgan Stanley Capital International Europe, Australasia, Far East Index, a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.
Worldwide may compare its performance to that of the Morgan Stanley Capital International World Index, a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, a fund may also discuss or illustrate examples of interest rate sensitivity. MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of October 31, 1996, FMR advised over $   28     billion in tax-free
fund assets, $   93     billion in money market fund assets, $   289
    billion in equity fund assets, $   59     billion in international fund
assets, and $   24     billion in Spartan fund assets. The funds may
reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
 FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
On    October 12    , 1990, International Growth & Income changed its sales
charge policy from a 1% sales charge upon purchase and 1% deferred sales charge upon redemption to a 2% sales charge upon purchase. The sales charge was eliminated on June 1, 1994. If your shares were purchased prior to December 30, 1990 and you did not qualify for a front-end sales charge reduction then, when you redeem those shares, a deferred sales charge amounting to 1% of the net asset value of shares redeemed will be withheld from your redemption proceeds and paid to FDC.
DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualify for the dividends-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
   The following table displays each fund's capital gain dividend for the purpose of the dividend paid deduction as of October 31, 1996.
International              $ 24,225,000
Growth &
Income

Diversified                $ 11,767,000
International

   International        $ 1,767,000
   Value

   Overseas             $ 56,455,000

   Worldwide            $ 9,935,000

FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some:forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
 If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Investment Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. RALPH F. COX (64), Trustee (1991), is a management consultant (1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (72), Trustee and Chairman of the non-interested Trustees, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (68), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
GERALD C. McDONOUGH (67), Trustee and Vice-Chairman of the non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration), Commercial Intertech Corp. (hydraulic systems, building systems, and metal products, 1992), CUNO, Inc. (liquid and gas filtration products, 1996), and Associated Estates Realty Corporation (a real estate investment trust,
1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996. EDWARD H. MALONE (71), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of the Naples Philharmonic Center for the Arts and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   WILLIAM O. McCOY (62), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate,
1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
WILLIAM J. HAYES (62), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
RICHARD MACE, JR. (35), is Vice President and manager of International Value Fund and Overseas Fund, which he has managed since November 1994 and March 1996, respectively. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as an analyst and manager.
JOHN R. HICKLING (37) is Vice President and manager of International Growth and Income Fund, which he has managed since March 1996. Since joining Fidelity in 1982, Mr. Hickling has worked as an analyst and manager. GREGORY FRASER (36) is Vice President and manager of Diversified International Fund, which he has managed since December 1991.
   Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, Mr. Fraser has been an analyst and manager.
PENELOPE A. DOBKIN (42) is Vice President and manager of Worldwide Fund,
which she has managed since May 1990.    Previously, she managed other
Fidelity funds. Since joining Fidelity in 1980, Ms.     Dobkin    has been
an analyst and manager.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of
each current    T    rustee    or Member of the Advisory Board     of each
fund for his or her services as trustee for the fiscal year ended October 31, 1996.
COMPENSATION TABLE
      Aggregate Compensation




          J. Gary   Ralph F. Phyllis Richard  Edward C. E.      Donald  Peter S. Gerald C. Edward Marvin L. Thomas      William
          Burkhead* Cox      Burke   J. Flynn           Bradley J. Kirk Lynch**  McDonou   H.     Mann      R.          O.
          *                  Davis            Johnson   Jones                    gh        Malone           Williams    McCoy
                                              3d**

Internati    $ 0    $ 335    $ 324   $ 427    $ 0        $ 328  $ 331   $ 0        $ 327   $ 327  $ 327        $ 331 $ 157
onal
Growth
&
Income

Diversif       $ 0  $ 151    $ 142   $ 190    $ 0        $ 143  $ 145   $ 0        $ 144   $ 148  $ 148        $ 146 $ 83
ied
Internati
onal

Internati      $ 0  $ 66     $ 57    $ 78     $ 0        $ 58   $ 59    $ 0        $ 59    $ 64   $ 64         $ 59  $ 42
onal
Value

Oversea        $ 0  $ 979    $ 888   $ 1,176  $ 0        $ 897  $ 908   $ 0        $ 900   $ 954  $ 952        $ 909 $ 461
s

Worldwi        $ 0  $ 255    $ 246   $ 326    $ 0        $ 249  $ 252   $ 0        $ 249   $ 249  $ 249        $ 252 $ 127
de



Trustees           Pension or                 Estimated Annual            Total
                   Retirement                Benefits Upon              Compensation
                          Benefits Accrued           Retirement          from the Fund
                   as Part of Fund                   from the            Complex*
                   Expenses from the                 Fund Complex*
                   Fund Complex*

J. Gary            $ 0                        $ 0                         $ 0
Burkhead**

Ralph F.            5,200                      52,000                      128,000
Cox   ***

Phyllis Burke       5,200                      52,000                      125,000
Davis

Richard J.          0                          52,000                      160,500
Flynn

Edward C.           0                          0                           0
Johnson 3d**

E. Bradley          5,200                      49,400                      128,000
Jones

Donald J. Kirk      5,200                      52,000                      129,500

Peter S.            0                          0                           0
Lynch**

Gerald C.           5,200                      52,000                      128,000
McDonough

Edward H.           5,200                      44,200                      128,000
Malone   ***

Marvin L.           5,200                      52,000                      128,000
Mann   ***

Thomas R.           5,200                      52,000                      125,000
Williams

William O.            N/A                        N/A                          0
McCoy


*  Information is as of December 31, 1995 for 219 funds in the complex.
**  Interested trustees of the fund are compensated by FMR.
*** For the fiscal year ended    October 31    , 1996, certain of the
non-interested trustees' aggregate compensation from a fund includes
accrued deferred compensation as follows:    Cox, $903, Overseas; Malone,
$878, Overseas; and Mann, $876, Overseas.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of    October 31, 1996    , The Trustees   , Members of the Advisory
Board,     and officers of each fund owned, in the aggregate, less than
   1    % of each fund's total outstanding shares.
MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is Diversified International, International Growth & Income, Overseas, and Worldwide's manager pursuant to management contracts dated March 1, 1992, which were approved by shareholders on February 19, 1992. FMR is International Value Fund's manager pursuant to a management contract dated September 16, 1994, which was approved by FMR, then the sole shareholder of the fund on September 23, 1994.
   COMPUTING THE MANAGEMENT FEE.     For the services of FMR under the
contract, International Growth & Income and Worldwide pay FMR a monthly
   management     fee composed of the sum of two elements: a group fee rate
and an individual fund fee rate.
For the services of FMR under the contract, Diversified International,
Overseas, and International Value pa   y     FMR a monthly management fee
composed of the sum of two elements: a basic fee and a performance adjustment based on a comparison of each fund's performance to that of the
Morgan Stanley Capital International Europe, Austral   as    ia, Far East
Index (the EAFE Index).
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $   434     billion of group net
assets - the approximate level for October 1996 - was    .3037    %, which
is the weighted average of the respective fee rates for each level of group
net assets up to $   434     billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000           100           .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3253

 36 - 42          .3400          250            .3223

 42 - 48          .3350          275            .3198

 48 - 66          .3250          300            .3175

 66 - 84          .3200          325            .3153

 84 - 102         .3150          350            .3133

 102 - 138        .3100

 138 - 174        .3050

 174 - 228        .3000

 228 - 282        .2950

 282 - 336        .2900

 Over 336         .2850

Under each fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .3000% for average group assets in excess of $174 billion. Prior to March 1992, the group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule, for all funds except International Value, was identical to the above schedule for average group assets under $210 billion. International Value's current management contract reflects these extensions of the group fee rate schedule.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized     Group Net        Effective Annual
Assets                Rate           Assets           Fee Rate

 174 - $210 billion   .3000%          $ 150 billion   .3371%

    210 - 246         .2950            175            .3325

    246 - 282            .2900            200            .3284

 282 - 318            .2850            225            .3249

 318 - 354            .2800            250            .3219

 354 - 390            .2750            275            .3190

 390 - 426            .2700            300            .3163

 426 - 462            .2650            325            .3137

 462 - 498            .2600            350            .3113

 498 - 534            .2550            375            .3090

 Over 534             .2500            400            .3067

                                       425            .3046

                                       450            .3024

                                       475            .3003

                                       500            .2982

                                       525            .2962

                                       550            .2942

Each fund's individual fund fee rate is    .45    %. Based on the average
group net assets of the funds advised by FMR for October 1996, the annual management fee rate for International Growth & Income and Worldwide and the annual basic fee rate for Diversified International, International Value, and Overseas would be calculated as follows:

Group Fee Rate         Individual Fund Fee Rate         Management/Basic Fee Rate

 .   3037    %    +     .   45    %                =     .7   537    %


One-twelfth of this annual basic fee/management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
COMPUTING THE PERFORMANCE ADJUSTMENT FOR DIVERSIFIED INTERNATIONAL, INTERNATIONAL VALUE, AND OVERSEAS. The basic fee is subject to upward or downward adjustment, depending upon whether, and to what extent, each fund's investment performance for the performance period exceeds, or is exceeded by, the record of the EAFE Index (the Index) over the same period. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period equals 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of (plus/minus)10.00 ) is multiplied by a performance adjustment rate of .02%. Thus, the maximum annualized adjustment rate is (plus/minus).20%. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.
Each fund's performance is calculated based on change in net asset value. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each fund are treated as if reinvested in fund shares at the net asset value as of the record date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
INTERNATIONAL GROWTH & INCOME AND WORLDWIDE. The tables below show the management fee paid to FMR; and the management fee as a percentage of each
fund's average net assets for the fiscal    years     ended October 31,
1996, 1995, and 1994.
             MANAGEMENT FEE          MANAGEMENT FEE AS A

                                     % OF AVERAGE

                                     NET ASSETS

   INTERNATIONAL GROWTH & INCOME
1996      $7,427,387          .76%

1995      $7,967,320           .77%

1994      $10,246,289          .77%

   WORLDWIDE
1996      $5,758,962          .76%

1995      $5,378,156          .77%

1994      $4,088,335          .77%

       DIVERSIFIED INTERNATIONAL, INTERNATIONAL VALUE, AND OVERSEAS.    The
tables below show the management fee paid to FMR (including the effect of the performance adjustment); the dollar amount of negative or positive performance adjustments; and the net management fee as a percentage of the funds' average net assets for the periods ended October 31, 1996, 1995, and 1994.

DIVERSIFIED INTERNATIONAL

             MANAGEMENT FEE           PERFORMANCE          MANAGEMENT FEE AS A
             INCLUDING                ADJUSTMENT            % OF AVERAGE
             PERFORMANCE                                   NET ASSETS
             ADJUSTMENT

1996         $ 4,050,659              $ 445,161             .85%

1995         $ 2,058,906              $ (211,273)            .69%

1994          $ 2,271,534             $ (169,790)          .72%

   INTERNATIONAL VALUE
1996         $ 1,722,862              $ 86,631              .79%

1995         $ 361,109                N/A                   .77%

OVERSEAS
1996          $ 21,073,542             $ 123,101           .76%

1995          $ 15,598,603             $ (1,750,190)        .69%

1994          $ 15,137,411             $ 516,209            .80%


   FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield and repayment of the reimbursement by each fund will lower its total returns and yield.
To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investments in foreign securities.
SUB-ADVISERS. On behalf of each fund, FMR has entered into sub-advisory agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. On behalf of International Value, FMR has also entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. On behalf of the funds, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family owns, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
(small solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
(small solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
(small solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
FMR U.K., FMR Far East, FIIA and FIIAL U.K. each serve as a sub-advisor for all the funds. FIJ serves as a sub-advisor for International Value.
FMR entered into the sub-advisory agreements described above with respect to Diversified International on September 16, 1992; with respect to International Growth & Income, Overseas, and Worldwide on March 1, 1992 following shareholder approval of the agreements on February 19, 1992; and with respect to International Value on September 7, 1994.
For providing investment advice and research services, the fees paid to the sub-advisers for fiscal 1996, 1995, and 1994 were as follows:
FEES PAID TO FOREIGN SUB-ADVISERS

                           FMR U.K.            FMR FAR EAST           FIIA          FIJ

   International
   Growth & Income

   1996                      $ 568,043             $ 581,491             $ 0          N/A

   1995                      $ 565,989             $ 508,935             $ 0          N/A

   1994                      $ 358,767             $ 426,768             $ 0          N/A

Diversified
International

   1996                      $ 261,591             $ 263,574             $ 0          N/A

   1995                      $ 163,681             $ 148,965             $ 0          N/A

   1994                      $ 106,564             $ 124,103             $ 0          N/A

International Value

   1996                      $ 132,491             $ 130,310             $ 0          N/A

   1995                      $ 25,758              $ 24,224              $ 0          N/A

Overseas

   1996                      $ 1,624,527           $ 1,648,516           $ 0          N/A

   1995                      $ 1,303,012           $ 1,193,082           $ 0          N/A

   1994                      $ 643,371             $ 749,224             $ 0          N/A

Worldwide

   1996                      $ 321,179             $ 324,985             $ 0          N/A

   1995                      $ 249,660             $ 231,114             $ 0          N/A

   1994                      $ 120,642             $ 140,039             $ 0          N/A


   The funds' have not incurred discretionary investment management fees for the fiscal years ended October 31, 1996, 1995, and 1994.
CONTRACTS WITH FMR AFFILIATES
FSC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for each fund. FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%. FSC also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
FSC also performs the calculations necessary to determine each fund's NAV and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, .0750% of the first $500 million of average net assets and .0375% of average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year.
The table below shows the fees paid to FSC for pricing and bookkeeping services, including related out-of-pocket expenses during each fund's last three fiscal years:
PRICING AND BOOKKEEPING FEES


                          1996              1995                  1994
   International            $ 541,422           $ 462,071           $ 548,580
   Growth &
   Income

   Diversified              $ 339,831           $ 177,924           $ 191,050
   International

   International            $ 163,645           $ 43,939            N/A
   Value

   Overseas                 $ 800,990           $ 750,000           $ 715,901

   Worldwide                $ 461,271           $ 360,752           $ 296,919


FSC also receives fees for administering each fund's securities lending program. For fiscal 1996, 1995, and 1994, there were no securities lending fees incurred by the funds.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered at net asset value. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FMR. The table below shows the sales charge revenue paid to FDC for the following fiscal periods:
      SALES CHARGE REVENUE PAID TO FDC

                  1996         1995         1994

International        N/A          N/A          N/A
Growth & Income

Overseas             N/A          N/A          $1,120,737

Worldwide            N/A          N/A          N/A

   For the fiscal years ended 1996, 1995 and 1994, FDC received $0, $12,868, and $6,314, respectively in deferred sales charge revenue on behalf of International Growth & Income.
DESCRIPTION OF THE TRUST
TRUST ORGANIZATION.    Fidelity International Growth & Income,     Fidelity
Diversified International Fund, Fidelity International Value Fund, Fidelity
Overseas Fund   ,     and Fidelity Worldwide Fund are funds of Fidelity
Investment Trust, an open-end management investment company originally organized as a Massachusetts business trust on April 20, 1984. On November 3, 1986, the trust's name was changed from Fidelity Overseas Fund to
Fidelity Investment Trust. Currently, there are    twenty-one     funds of
the trust: Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Pacific Basin Fund, Fidelity New Markets Income Fund, Fidelity International Growth & Income Fund, Fidelity Global Bond Fund, Fidelity Canada Fund, Fidelity Worldwide Fund, Fidelity Diversified International Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Emerging Markets Fund, Fidelity Latin America Fund, Fidelity Southeast Asia Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity Hong Kong Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund. The Declaration of trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of    the     trust received for the issue or sale of shares of
each of its funds and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general liabilities of their respective trusts. Expenses with respect to each trust are to be allocated in proportion to the asset value of their respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Boards of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds of a certain trust. In the event of the dissolution or liquidation of a trust, shareholders of each fund of that trust are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declarations of trust protect Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust or fund may, as set forth in the Declarations of trust, call meetings of a trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the trust or the fund. If not so terminated, each trust or fund will continue indefinitely CUSTODIAN. The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as a special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR. Cooper's & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts serves as the funds' independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
Each fund's financial statements and financial highlights for the fiscal year ended October 31, 1996 are included in the fund's Annual Report, which is a separate report supplied with this Statement of Additional Information. Each fund's financial statements and financial highlights are incorporated herein by reference.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories. FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS

FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG & CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND

CROSS REFERENCE SHEET
FORM N-1A
ITEM NUMBER PROSPECTUS SECTION

1...................................    Cover Page
 ...

2a..................................    Expenses
 ..

  b,                                    Contents; The Funds at a Glance; Who May Want to
c................................       Invest

3a..................................    Financial Highlights
 ..

                                        *
b...................................
 .

c,d.................................    Performance
 ..

4a                                      Charter
i.................................

                                        The Funds at a Glance; Investment Principles and
ii...............................       Risks

b...................................    Investment Principles and Risks
 ..

                                        Who May Want to Invest; Investment Principles and
c....................................   Risks

5a..................................    Charter
 ..

b(i)................................    Cover Page: The Funds at a Glance; Doing Business
                                        with Fidelity; Charter

                                        Charter
(ii)..............................

     (iii)...........................   Expenses; Breakdown of Expenses

  c................................     Charter

  c,                                    Charter; Breakdown of Expenses
d................................

                                        Cover Page; Charter
e....................................

                                        Expenses
f....................................

g(i)................................    Charter
 ..

(ii).................................   *
 ..

5A.................................     Performance
 .

6a                                      Charter
i.................................

                                        How to Buy Shares; How to Sell Shares; Transaction
ii................................      Details; Exchange Restrictions

                                        Charter
iii...............................

                                        *
b...................................
 .

                                        Exchange Restrictions; Transaction Details
c....................................

                                        *
d...................................
 .

                                        Doing Business with Fidelity; How to Buy Shares;
e....................................   How to Sell Shares; Investor Services

f,g.................................    Dividends, Capital Gains, and Taxes
 ..

7a..................................    Cover Page; Charter
 ..

                                        Expenses; How to Buy Shares; Transaction Details
b...................................
 .

                                        Sales Charge Reductions and Waivers
c....................................

                                        How to Buy Shares
d...................................
 .

e....................................   *

  f ................................    *

8...................................    How to Sell Shares; Investor Services; Transaction
 ...                                     Details; Exchange Restrictions

9...................................    *
 ...


*  Not Applicable
FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS

FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG & CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, FIDELITY UNITED KINGDOM FUND

CROSS REFERENCE SHEET
(continued)
FORM N-1A
ITEM NUMBER  STATEMENT OF ADDITIONAL INFORMATION SECTION

10,   11..........................     Cover Page

12..................................   Description of the Trust
 ..

13a -                                  Investment Policies and Limitations
c............................

                                       Portfolio Transactions
d..................................

14a -                                  Trustees and Officers
c............................

15a..............................      *

                                       *
b..................................

                                       Trustees and Officers
c..................................

16a                                    FMR, Portfolio Transactions
i................................

                                       Trustees and Officers
ii..............................

                                       Management Contracts
iii.............................

                                       Management Contracts
b.................................

     c,                                Contracts with FMR Affiliates
d.............................

     e -                               *
g...........................

                                       Description of the Trust
h.................................

                                       Contracts with FMR Affiliates
i.................................

17a -                                  Portfolio Transactions
d............................

     e..............................   *

18a................................    Description of the Trust
 ..

                                       *
b.................................

19a................................    Additional Purchase and Redemption Information
 ..

                                       Additional Purchase and Redemption Information;
b..................................    Valuation of Portfolio Securities

                                       *
c..................................

20..................................   Distributions and Taxes
 ..

21a,                                   Contracts with FMR Affiliates
b..............................

                                       *
c.................................

22a..............................      *

b..............................        Performance

23..................................   Financial Statements
 ..


* Not Applicable
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of each fund's most recent financial report and portfolio listing, or a copy
of the Statement of    Additional Information (SAI) dated     December 30,
1996.    The SAI has been filed with the Securities and Exchange Commission
(SEC) and is available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov). The     SAI is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
   TIF-pro-1296
Each of these international funds is a growth fund and seeks to increase the value of your investment over the long-term by investing mainly in equity securities.

FIDELITY'S
TARGETED
INTERNATIONAL
EQUITY
FUNDS
    FUND TRADING
 NUMBER SYMBOL
FIDELITY CANADA FUND 309 F   ICDX
FIDELITY EMERGING MARKETS FUND 3   22     F   EMKX
FIDELITY EUROPE FUND 30   1     F   IEUX
FIDELITY EUROPE CAPITAL  3   41     F   ECAX
  APPRECIATION FUND
FIDELITY FRANCE FUND 3   45     F   FRAF
FIDELITY GERMANY FUND 3   46     F   GERF
FIDELITY HONG KONG AND  3   52     F   HKCX
  CHINA FUND
FIDELITY JAPAN FUND 3   50     F   JAPX
FIDELITY JAPAN SMALL  3   60     F   JSCX
  COMPANIES FUND
FIDELITY LATIN AMERICA FUND 3   49     F   LATX
FIDELITY NORDIC FUND 3   42     F   NORX
FIDELITY PACIFIC BASIN FUND 30   2     F   PBFX
FIDELITY SOUTHEAST ASIA FUND 3   51     F   SEAX
FIDELITY UNITED KINGDOM FUND 3   44     FU   TYF
PROSPECTUS
   DECEMBER 30, 1996(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON,
MA 02109

CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's sales charge (load) and its
                                         yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS,AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS


KEY FACTS


THE FUNDS AT A GLANCE
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help choose investments for the funds.
As with any mutual fund, there is no assurance that a fund will achieve its goal.
CANADA FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Canadian issuers.
SIZE: As of October 31, 1996, the fund had over $   129     million in
assets.
EMERGING MARKETS FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of emerging market issuers. These countries can be found in regions such as Southeast Asia, Latin America, and Eastern Europe.
   SIZE: As of October 31, 1996, the fund had over $1.2 billion in assets.

EUROPE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Western European issuers.
   SIZE: As of October 31, 1996, the fund had over $691 million in assets.

EUROPE CAPITAL APPRECIATION FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Eastern and Western European issuers.
   SIZE: As of October 31, 1996, the fund had over $170 million in assets.

FRANCE FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of French issuers.
   SIZE: As of October 31, 1996, the fund had over $5 million in assets.

GERMANY FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of German issuers.
   SIZE: As of October 31, 1996, the fund had over $7 million in assets.

HONG KONG AND CHINA FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Hong Kong and Chinese issuers.
   SIZE: As of October 31, 1996, the fund had over $109 million in assets.

JAPAN FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Japanese issuers.
   SIZE: As of October 31, 1996, the fund had over $290 million in assets.

JAPAN SMALL COMPANIES FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Japanese issuers with small market capitalizations.
       SIZE:    As of October 31, 1996, the fund had over $105 million in
assets.
LATIN AMERICA FUND
GOAL: High total investment return.
STRATEGY: Invests mainly in equity and debt securities of Latin American issuers.
   SIZE:     As of October 31, 1996, the fund had over $   557     million
in assets.
NORDIC FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of issuers in Denmark, Finland, Norway, and Sweden.
   SIZE:     As of October 31, 1996, the fund had over $   30     million
in assets.
PACIFIC BASIN FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Pacific Basin issuers.
   SIZE:     As of October 31, 1996, the fund had over $   572     million
in assets.
SOUTHEAST ASIA FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of Southeast Asian issuers. The fund does not anticipate investing in Japan.
   SIZE:     As of October 31, 1996, the fund had over $   755     million
in assets.
UNITED KINGDOM FUND
GOAL: Long-term growth of capital.
STRATEGY: Invests mainly in equity securities of British issuers.
   SIZE:     As of October 31, 1996, the fund had over $   2     million in
assets.
WHO MAY WANT TO INVEST
The funds are designed for investors looking to target a particular region, country, or emerging market. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.
The value of the funds' investments will vary from day to day, and generally reflect market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. Bond values fluctuate based on changes in interest rates and in the credit quality of the issuer.
In addition to those general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which a fund invests. These risks are particularly significant for funds that focus on a single country, group of countries or emerging markets. France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund are non-diversified funds. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund. See "INVESTMENT PRINCIPLES AND RISKS" on page .
When you sell your shares, they may be worth more or less than what you paid for them. By themselves, the funds do not constitute a balanced investment plan.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay when you buy or
sell shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. Lower sales charges may be available for accounts over $250,000. See "Transaction Details," pages and , for an explanation of how and when these charges apply.
ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each
fund pays a management fee that,    for Canada Fund, Europe Fund, Europe
Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast
Asia Fund,     varies based on its performance. Each fund also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see page ).
   The following figures are based on historical expenses, and are calculated as a percentage of average net assets. A portion of the brokerage commissions that the funds pay is used to reduce fund expenses. In addition, each fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances is used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses for the affected funds presented in the table would have been as follows:
Fund                                      %

   Canada Fund                               .98%

   Emerging Markets Fund                     1.29
                                             %

   Europe Capital Appreciation Fund          1.30
                                             %

   Japan Fund                                1.14
                                             %

   Pacific Basin Fund                        1.24
                                             %

   Southeast Asia Fund                       1.12
                                             %

   United Kingdom Fund                       1.97
                                             %

EXAMPLES. Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated.
These examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.



             Transaction expenses   Operating expenses       Examples

CANADA      Maximum          3.00    Manageme      .45%      After 1     $ 40
FUND        sales charge     %       nt fee                  year
            on
            purchases
            (as a % of
            offering
            price)

            Maximum          None    12b-1 fee     None      After 3     $ 61
            sales charge                                     years
            on reinvested

            distributions

            Deferred         None    Other         .56%      After 5     $ 84
            sales charge             expenses                years
            on
            redemptions

            Redemption       1.50    Total fund    1.01      After 10    $ 150
            fee (as a %      %       operating     %         years
            of amount                expenses
            redeemed on
            shares held
            less than
            90 days)

            Exchange         None
            fee

            Annual           $12.0
            account          0
            maintenance
            fee
            (for accounts
            under
            $2,500)

EMERGING    Maximum          3.00    Manageme      .76%      After 1     $ 43
MARKETS     sales charge     %       nt fee                  year
FUND        on
            purchases
            (as a % of
            offering
            price)

            Maximum          None    12b-1 fee     None      After 3     $ 70
            sales charge                                     years
            on reinvested

            distributions

            Deferred         None    Other         .54%      After 5     $ 99
            sales charge             expenses                years
            on
            redemptions

            Redemption       1.50    Total fund    1.30      After 10    $ 182
            fee (as a %      %       operating     %         years
            of amount                expenses
            redeemed on
            shares held
            less than
            90 days)

            Exchange         None
            fee

            Annual           $12.0
            account          0
            maintenance
            fee
            (for accounts
            under
            $2,500)


              Transaction expenses     Operating expenses       Examples

EUROPE        Maximum          3.00    Manageme      .84%      After 1     $ 43
FUND          sales charge     %       nt fee                  year
              on
              purchases
              (as a % of
              offering
              price)

              Maximum          None    12b-1 fee     None      After 3     $ 69
              sales charge                                     years
              on reinvested

              distributions

              Deferred         None    Other         .43%      After 5     $ 98
              sales charge             expenses                years
              on
              redemptions

              Redemption       1.00    Total fund    1.27      After 10    $ 179
              fee (as a %      %       operating     %         years
              of amount                expenses
              redeemed on
              shares held
              less than
              90 days)

              Exchange         None
              fee

              Annual           $12.0
              account          0
              maintenance
              fee
              (for accounts
              under
              $2,500)

EUROPE        Maximum          3.00    Manageme      .80%      After 1     $ 43
CAPITAL       sales charge     %       nt fee                  year
APPRECIATIO   on
N FUND        purchases
              (as a % of
              offering
              price)

              Maximum          None    12b-1 fee     None      After 3     $ 71
              sales charge                                     years
              on reinvested

              distributions

              Deferred         None    Other         .53%      After 5     $ 101
              sales charge             expenses                years
              on
              redemptions

              Redemption       1.00    Total fund    1.33      After 10    $ 185
              fee (as a %      %       operating     %         years
              of amount                expenses
              redeemed on
              shares held
              less than
              90 days)

              Exchange         None
              fee

              Annual           $12.0
              account          0
              maintenance
              fee
              (for accounts
              under
              $2,500)

FRANCE        Maximum          3.00    Manageme      .00%      After 1     $ 50
FUND          sales charge     %       nt fee                  year
              on                       (after
              purchases                reimbursem
              (as a % of               ent)
              offering
              price)

              Maximum          None    12b-1 fee     None      After 3     $ 91
              sales charge                                     years
              on reinvested

              distributions

              Deferred         None    Other         2.00      After 5     $ 135
              sales charge             expenses      %         years
              on                       (after
              redemptions              reimburse
                                       ment)

              Redemption       1.50    Total fund    2.00      After 10    $ 256
              fee (as a %      %       operating     %         years
              of amount                expenses
              redeemed on              (after
              shares held              reimburse
              less than                ment)
              90 days)

              Exchange         None
              fee

              Annual           $12.0
              account          0
              maintenance
              fee
              (for accounts
              under
              $2,500)

GERMANY       Maximum          3.00    Manageme      .00%      After 1     $ 50
FUND          sales charge     %       nt fee                  year
              on                       (after
              purchases                reimbursem
              (as a % of               ent)
              offering
              price)

              Maximum          None    12b-1 fee     None      After 3     $ 91
              sales charge                                     years
              on reinvested

              distributions

              Deferred         None    Other         2.00      After 5     $ 135
              sales charge             expenses      %         years
              on                       (after
              redemptions              reimburse
                                       ment)

              Redemption       1.50    Total fund    2.00      After 10    $ 256
              fee (as a %      %       operating     %         years
              of amount                expenses
              redeemed on              (after
              shares held              reimburse
              less than                ment)
              90 days)

              Exchange         None
              fee

              Annual           $12.0
              account          0
              maintenance
              fee
              (for accounts
              under
              $2,500)

             Transaction expenses     Operating expenses       Examples

HONG KONG    Maximum          3.00    Manageme      .75%      After 1     $ 46
AND          sales charge     %       nt fee                  year
CHINA FUND   on
             purchases
             (as a % of
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 80
             sales charge                                     years
             on reinvested

             distributions

             Deferred         None    Other         .87%      After 5     $ 115
             sales charge             expenses                years
             on
             redemptions

             Redemption       1.50    Total fund    1.62      After 10    $ 216
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on
             shares held
             less than
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)

JAPAN FUND   Maximum          3.00    Manageme      .68%      After 1     $ 41
             sales charge     %       nt fee                  year
             on
             purchases
             (as a % of
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 65
             sales charge                                     years
             on reinvested
             distributions

             Deferred         None    Other         .47%      After 5     $ 91
             sales charge             expenses                years
             on
             redemptions

             Redemption       1.50    Total fund    1.15      After 10    $ 166
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on
             shares held
             less than
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)

JAPAN        Maximum          3.00    Manageme      .75%      After 1     $ 43
SMALL        sales charge     %       nt fee                  year
COMPANIES    on
FUND         purchases
             (as a % of
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 71
             sales charge                                     years
             on reinvested
             distributions

             Deferred         None    Other         .59%      After 5     $ 101
             sales charge             expenses                years
             on
             redemptions

             Redemption       1.50    Total fund    1.34      After 10    $ 186
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on
             shares held
             less than
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)

LATIN        Maximum          3.00    Manageme      .76%      After 1     $ 43
AMERICA      sales charge     %       nt fee                  year
FUND         on
             purchases
             (as a % of
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 71
             sales charge                                     years
             on reinvested

             distributions

             Deferred         None    Other         .56%      After 5     $ 100
             sales charge             expenses                years
             on
             redemptions

             Redemption       1.50    Total fund    1.32      After 10    $ 184
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on
             shares held
             less than
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)

          Transaction expenses     Operating expenses   Examples

NORDIC    Maximum          3.00    Manageme      .00%   After 1     $ 50
FUND      sales charge     %       nt fee               year
          on                       (after
          purchases                reimburse
          (as a % of               ment)
          offering
          price)

          Maximum          None    12b-1 fee     None   After 3     $ 91
          sales charge                                  years
          on reinvested

          distributions

          Deferred         None    Other         2.00   After 5     $ 135
          sales charge             expenses      %      years
          on                       (after
          redemptions              reimburse
                                   ment)

          Redemption       1.50    Total fund    2.00   After 10    $ 256
          fee (as a %      %       operating     %      years
          of amount                expenses
          redeemed on              (after
          shares held              reimburse
          less than                ment)
          90 days)

          Exchange         None
          fee

          Annual           $12.0
          account          0
          maintenance
          fee
          (for accounts
          under
          $2,500)

PACIFIC      Maximum          3.00    Manageme      .75%      After 1     $ 42
BASIN FUND   sales charge     %       nt fee                  year
             on
             purchases
             (as a % of
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 69
             sales charge                                     years
             on reinvested

             distributions

             Deferred         None    Other         .51%      After 5     $ 97
             sales charge             expenses                years
             on
             redemptions

             Redemption       1.00    Total fund    1.26      After 10    $ 178
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on
             shares held
             less than
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)

SOUTHEAST    Maximum          3.00    Manageme      .65%      After 1     $ 41
ASIA         sales charge     %       nt fee                  year
FUND         on
             purchases
             (as a % of
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 65
             sales charge                                     years
             on reinvested
             distributions

             Deferred         None    Other         .48%      After 5     $ 90
             sales charge             expenses                years
             on
             redemptions

             Redemption       1.50    Total fund    1.13      After 10    $ 163
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on
             shares held
             less than
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)

UNITED       Maximum          3.00    Manageme      .00%      After 1     $ 50
KINGDOM      sales charge     %       nt fee                  year
FUND         on                       (after
             purchases                reimbursem
             (as a % of               ent)
             offering
             price)

             Maximum          None    12b-1 fee     None      After 3     $ 91
             sales charge                                     years
             on reinvested

             distributions

             Deferred         None    Other         2.00      After 5     $ 135
             sales charge             expenses      %         years
             on                       (after
             redemptions              reimburse
                                      ment)

             Redemption       1.50    Total fund    2.00      After 10    $ 256
             fee (as a %      %       operating     %         years
             of amount                expenses
             redeemed on              (after
             shares held              reimburse
             less than                ment)
             90 days)

             Exchange         None
             fee

             Annual           $12.0
             account          0
             maintenance
             fee
             (for accounts
             under
             $2,500)



FMR has voluntarily agreed to    reimburse     France Fund, Germany Fund,
Nordic Fund, and United Kingdom Fund    to the extent that total
operating expenses    exceed     2.00% of each fund's average net assets.
If these agreements were not in effect, the management fee, other expenses,
and    total operating expenses would have been .75%, 3.95%, and 4.70%, respectively, for France Fund; .75%, 3.20%, and 3.95%, respectively, for Germany Fund; .75%, 2.47%, and 3.22%, respectively, for Nordic Fund; and
 .75%, 8.07%, and 8.82%, respectively, for     United Kingdom Fund. Expenses
eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
FINANCIAL HIGHLIGHTS
The tables that follow are included in the funds' Annual Report and have
been audited by either Coopers & Lybrand L.L.P. (Canada Fund,    Emerging
Markets Fund,     Europe Fund, Japan Fund, and Pacific Basin Fund) or Price
Waterhouse LLP (Europe Capital Appreciation Fund, France Fund, Germany
Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America
Fund,    Nordic Fund, Southeast Asia Fund, and United Kingdom Fund)    ,
independent accountants. Their reports on the financial statements and financial highlights are included in the Annual Report. The financial statements and financial highlights are incorporated by reference into (are legally a part of) the funds' SAI.

CANADA FUND

1.Selected
Per-Share
Data and
Ratios

2.Years          1996        1995        1994       1993       1992       1991       1990       1989       1988F
ended
October 31

3.Net asset      $ 17.55     $ 17.18     $ 17.82    $ 14.23    $ 16.28    $ 13.57    $ 15.45    $ 12.74    $ 10.00
value,
beginning of
period

4.Income
from
Investment
Operations

5. Net            .08         .05         --         (.15)      (.02)B     .03B       .05B       .02B       .32
investment
income
(loss)

6. Net            4.27        .33         (.60)      3.76       (1.11)     3.59       (1.24)     2.96       2.42
realized and
unrealized
gain (loss)

7. Total from     4.35        .38         (.60)      3.61       (1.13)     3.62       (1.19)     2.98       2.74
investment
operations

8.Less
Distributions

9. From net       (.08)       (.01)       --         (.02)      --         (.06)      (.01)      (.12)      --
investment
income

10. From          --          --          --         --         (.92)      (.85)      (.68)      (.15)C     --
net realized
gain

11. In            --          --          (.04)      --         --         --         --         --         --
excess of
net realized
gain

12. Total         (.08)       (.01)       (.04)      (.02)      (.92)      (.91)      (.69)      (.27)      --
distributions

13.Redempti       .02         .00         --         --         --         --         --         --         --
on fees
added to
paid in
capital

14.Net asset     $ 21.84     $ 17.55     $ 17.18    $ 17.82    $ 14.23    $ 16.28    $ 13.57    $ 15.45    $ 12.74
value, end of
period

15.Total          24.99%      2.22%       (3.37)     25.40%     (7.09)     28.13%     (8.16)     23.94%     27.40%
returnE,G                                %                     %                     %

16.Net           $ 129,671   $ 326,763   $ 368,33   $ 95,977   $ 21,701   $ 23,327   $ 17,736   $ 24,331   $ 10,802
assets, end                              0
of period
(000
omitted)

17.Ratio of       1.01%       1.09%       1.57%      2.00%      2.00%      2.01%      2.05%      2.06%      2.02%A
expenses to                                                                                                ,
average net
assets

18.Ratio of       .98%I       1.08%       1.57%      2.00%      2.00%      2.01%      2.05%      2.06%      2.02%A
expenses to
average net
assets
after
expense
reductions

19.Ratio of       .40%        .26%        (.14)      (.66)      (.11)      .17%       .34%       .16%       4.24%A
net                                      %          %          %
investment
income
(loss)
to average
net assets

20.Portfolio      139%        75%         59%        131%       55%        68%        164%       152%       401%A
turnover rate

Average          $ .0276
commission
rateJ



A ANNUALIZED
B NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE
SHARES OUTSTANDING DURING THE PERIOD.
C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
TRANSACTIONS TAXABLE AS ORDINARY INCOME.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN.
F FROM NOVEMBER 17, 1987 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1988.
G TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE
THE ONE TIME SALES CHARGE.
H EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO
TAX DIFFERENCES.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
J FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING
PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


EMERGING MARKETS FUND

21.Sel
ected
Per-Sh
are
Data
and
Ratios

22.Year    1996          1995          1994E         1993        1992       1991D
s
ended
Octobe
r 31

23.Net     $ 15.14       $ 19.25       $ 16.18       $ 11.05     $ 10.40    $ 10.00
asset
value,
beginni
ng of
period

24.Inco
me
from
Invest
ment
Operati
ons

25. N       .12           .05           .06           .06C        .08        .12
et
invest
ment
income

26. N       1.60          (4.13)        2.97          5.28        .76        .30
et
realize
d and
unreali
zed
gain
(loss)

27. To      1.72          (4.08)        3.03          5.34        .84        .42
tal
from
invest
ment
operati
ons

28.Les
s
Distrib
utions

29. Fr      (.18)         (.04)         (.04)         (.08)       (.08)      (.04)
om net
invest
ment
income

30. In      (.09)         --            (.01)         --          --         --
excess
of net
invest
ment
income

31. Fr      --            --            --            (.15)       (.14)      --
om net
realize
d gain

32. To      (.27)         (.04)         (.05)         (.23)       (.22)      (.04)
tal
distribu
tions

33.Red      .02           .01           .09           .02         .03        .02
emptio
n fees
added
to paid
in
capital

34.Net     $ 16.61       $ 15.14       $ 19.25       $ 16.18     $ 11.05    $ 10.40
asset
value,
end of
period

35.Tota     11.69%        (21.17)%      19.32%        49.58%      8.56%      4.41%
l
return
,


36.Net     $ 1,263,164   $ 1,095,583   $ 1,976,371   $ 757,737   $ 13,732   $ 6,450
assets,
end of
period
(000
omitted
)

37.Rati     1.30%         1.28%         1.52%         1.91%       2.60%      2.60%B
o of                                                             B
expens
es to
averag
e net
assets

38.Rati     1.29%G        1.28%         1.52%         1.91%       2.60%      2.60%
o of
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

39.Rati     .74%          .46%          .39%          .44%        .90%       1.34%
o of
net
invest
ment
income
to
averag
e net
assets

40.Port     77%           78%           107%          57%         159%       45%
folio
turnov
er rate

Averag     $ .0017
e
commi
ssion
rateH



A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FROM NOVEMBER 1, 1990 (COMMENCEMENT OF OPERATIONS) TO
OCTOBER 31, 1991.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN
OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A
RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN
EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S
EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A
FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


EUROPE FUND

41.Sel
ected
Per-Sh
are
Data
and
Ratios

42.Year     1996       1995       1994       1993       1992D      1991       1990       1989       1988       1987
s
ended
Octobe
r 31

43.Net      $ 23.51    $ 21.18    $ 18.43    $ 15.12    $ 15.93    $ 16.28    $ 15.04    $ 12.96    $ 12.09    $ 9.99
asset
value,
beginni
ng of
period

44.Inco
me
from
Invest
ment
Operati
ons

45. N        .30        .27        .18        .25        .27        .43F       .46        .25        .12        .08
et
invest
ment
income

46. Ne       4.23       2.37       2.65       3.35       (.57)      (.40)      .97        2.11       .75        2.03
t
realize
d and
unreali
zed
gain
(loss)

47. To       4.53       2.64       2.83       3.60       (.30)      .03        1.43       2.36       .87        2.11
tal
from
invest
ment
operati
ons

48.Les
s
Distrib
utions

49. Fr       (.12)      (.20)      (.08)      (.29)      (.48)      (.35)      (.19)      (.24)      --         (.01)
om net
invest
ment
income

50. Fr       (.81)      (.11)      --         --         (.03)B     (.03)      --         (.04)B     --         --
om net                                                             B
realize
d gain

51. To       (.93)      (.31)      (.08)      (.29)      (.51)      (.38)      (.19)      (.28)      --         (.01)
tal
distribu
tions

52.Red       .01        .00        --         --         --         --         --         --         --         --
emptio
n fees
added
to paid
in
capital

53.Net      $ 27.12    $ 23.51    $ 21.18    $ 18.43    $ 15.12    $ 15.93    $ 16.28    $ 15.04    $ 12.96    $ 12.09
asset
value,
end of
period

54.Tota      20.14      12.76%     15.41%     24.24%     (1.89)     .15        9.50       18.62%     7.20       21.13
l           %                                           %          %          %                     %          %
return
,


55.Net      $ 691,76   $ 492,86   $ 507,46   $ 528,92   $ 431,22   $ 297,83   $ 389,27   $ 97,288   $ 102,02   $ 131,43
assets,     2          7          0          9          3          1          3                     9          1
end of
period
(000
omitted
)

56.Rati      1.27       1.18%      1.35%      1.25%      1.22%      1.31       1.45       1.89%      2.66       1.91
o of        %                                                      %          %                     %          %
expens
es to
averag
e net
assets

57.Rati      1.20       1.12%      .85%       1.44%      2.38%      2.83       2.87       1.67%      .97        .48
o of net    %                                                      %          %                     %          %
investm
ent
income
to
averag
e net
assets

58.Port      45         38%        49%        76%        95%        80         148        160%       180        241
folio       %                                                      %          %                     %          %
turnov
er rate

Averag      $ .0299
e
commi
ssion
rateA



A FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.
B INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
TRANSACTIONS TAXABLE AS ORDINARY INCOME.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
D AS OF NOVEMBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
E THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN.
F INCLUDES $.05 PER SHARE FROM RECOVERY OF FOREIGN TAXES PREVIOUSLY WITHHELD ON DIVIDEND
AND INTEREST PAYMENTS.
G EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
H FMR OR FSC AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.


EUROPE CAPITAL APPRECIATION FUND
59.Sel
ected
Per-Sh
are
Data
and
Ratios

60.Year    1996        1995       1994B
s
ended
Octobe
r 31

61.Net     $ 12.08     $ 11.35    $ 10.00
asset
value,
beginni
ng of
period

62.Inco
me
from
Invest
ment
Operati
ons

63. N       .22         .23        .08E
et
invest
ment
income

64. N       2.00        .50        1.27
et
realize
d and
unreali
zed
gain
(loss)

65. To      2.22        .73        1.35
tal
from
invest
ment
operati
ons

66.Les      (.23)       --         --
s
distribu
tions
from
net
invest
ment
income

67.Net     $ 14.07     $ 12.08    $ 11.35
asset
value,
end of
period

68.Tota     18.74%      6.43%      13.50%
l
returnC,


69.Net     $ 170,192   $ 194,43   $ 352,85
assets,                3          5
end of
period
(000
omitted
)

70.Rati     1.33%       1.36%      1.54%
o of                              A
expens
es to
averag
e net
assets

71.Rati     1.30%       1.36%      1.54%
o of       G
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

72.Rati     1.66%       1.45%      .79%
o of                              A
net
invest
ment
income
to
averag
e net
assets

73.Port     155%        176%       317%
folio                             A
turnov
er rate

Averag     $ .0245
e
commi
ssion
rate



A ANNUALIZED
B DECEMBER 21, 1993 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1994.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE
ONE TIME SALES CHARGE.
D FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
F THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE FUND'S EXPENSES.
H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM VOLVO AB WHICH AMOUNTED
TO $.04 PER SHARE.


FRANCE FUND
74.Sel
ected
Per-Sh
are
Data
and
Ratios

75.Year    1996E
ended
Octobe
r 31

76.Net     $ 10.00
asset
value,
beginni
ng of
period

77.Inco
me
from
Invest
ment
Operati
ons

78. N       .23
et
invest
ment
income

79. N       1.98
et
realize
d and
unreali
zed
gain
(loss)

80. To      2.21
tal
from
invest
ment
operati
ons

81.Les      (.04)
s
distribu
tions
from
net
invest
ment
income

82.Red      .07
emptio
n fees
added
to paid
in
capital

83.Net     $ 12.24
asset
value,
end of
period

84.Tota     22.89%
l
returnA,
B

85.Net     $ 5,542
assets,
end of
period
(000
omitted
)

86.Rati     2.00%
o of       C
expens
es to
averag
e net
assets

87.Rati     1.74%
o of
net
invest
ment
income
to
averag
e net
assets

88.Port     129%
folio
turnov
er rate

89.Ave     $ .1932
rage
commi
ssion
rateD

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996. GERMANY FUND
90.Sel
ected
Per-Sh
are
Data
and
Ratios

91.Year    1996E
ended
Octobe
r 31

92.Net     $ 10.00
asset
value,
beginni
ng of
period

93.Inco
me
from
Invest
ment
Operati
ons

94. N       .01
et
invest
ment
income

95. N       1.31
et
realize
d and
unreali
zed
gain
(loss)

96. To      1.32
tal
from
invest
ment
operati
ons

97.Red      .02
emptio
n fees
added
to paid
in
capital

98.Net     $ 11.34
asset
value,
end of
period

99.Tota     13.40%
l
returnA,
B

100.Ne     $ 7,178
t
assets,
end of
period
(000
omitted
)

101.Ra      2.00%
tio of     C
expens
es to
averag
e net
assets

102.Ra      .12%
tio of
net
invest
ment
income
to
averag
e net
assets

103.Po      133%
rtfolio
turnov
er rate

104.Av     $ .1714
erage
commi
ssion
rateD

A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996. HONG KONG AND CHINA FUND
105.Se
lected
Per-Sh
are
Data
and
Ratios

106.Ye     1996
ar
ended
Octobe
r 31

107.Ne     $ 10.00
t asset
value,
beginni
ng of
period

108.Inc
ome
from
Invest
ment
Operati
ons

109. N      .29
et
invest
ment
income

110. N      2.64
et
realize
d and
unreali
zed
gain
(loss)

111. To     2.93
tal
from
invest
ment
operati
ons

112.Le      (.01)
ss
distribu
tions
from
net
invest
ment
income

113.Re      .05
dempti
on fees
added
to paid
in
capital

114.Ne     $ 12.97
t asset
value,
end of
period

115.Tot     29.83%
al
return

116.Ne     $ 109,88
t          0
assets,
end of
period
(000
omitted
)

117.Ra      1.62%
tio of
expens
es to
averag
e net
assets

118.Ra      2.53%
tio of
net
invest
ment
income
to
averag
e net
assets

119.Po      118%
rtfolio
turnov
er rate

120.Av     $ .0049
erage
commi
ssion
rate

A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
C FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
JAPAN FUND
121.Se
lected
Per-Sh
are
Data
and
Ratios

122.Ye     1996        1995        1994G       1993        1992D
ars
ended
Octobe
r 31

123.Ne     $ 12.08     $ 14.27     $ 13.35     $ 9.84      $ 10.00
t asset
value,
beginni
ng of
period

124.Inc
ome
from
Invest
ment
Operati
ons

125. N      (.02)       (.02)       (.04)E      (.09)       --
et
invest
ment
income
(loss)

126. N      (.40)       (1.89)      1.31        3.60        (.16)
et
realize
d and
unreali
zed
gain
(loss)
on
invest
ments

127. To     (.42)       (1.91)      1.27        3.51        (.16)
tal
from
invest
ment
operati
ons

128.Le      --          (.36)       (.39)       --          --
ss
distribu
tions
from
net
realize
d gain

129.Re      .02         .08         .04         --          --
dempti
on fees
added
to paid
in
capital

130.Ne     $ 11.68     $ 12.08     $ 14.27     $ 13.35     $ 9.84
t asset
value,
end of
period

131.Tot     (3.31)      (12.96)     10.45%      35.67%      (1.60)%
al         %           %
returnC,
F

132.Ne     $ 290,495   $ 343,981   $ 469,639   $ 118,195   $ 2,953
t
assets,
end of
period
(000
omitted
)

133.Ra      1.15%       1.15%       1.42%       1.71%       2.00%A,
tio of                                                     B
expens
es to
averag
e net
assets

134.Ra      1.14%       1.15%       1.42%       1.71%       2.00%
tio of     H
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

135.Ra      (.12)       (.06)       (.32)       (.77)       .03%A
tio of     %           %           %           %
net
invest
ment
income
(loss)
to
averag
e net
assets

136.Po      83%         86%         153%        257%        --
rtfolio
turnov
er rate

Averag     $ .0364
e
commi
ssion
rateI

A ANNUALIZED
B FMR AGREED TO REIMBURSE A PORTION OF THE
FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD
HAVE BEEN HIGHER.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED AND DO NOT INCLUDE THE ONE
TIME SALES CHARGE.
D FROM SEPTEMBER 15, 1992 (COMMENCEMENT
OF OPERATIONS) TO OCTOBER 31, 1992.
E NET INVESTMENT INCOME (LOSS) PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
F THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING THE
PERIOD SHOWN.
G EFFECTIVE NOVEMBER 1, 1993, THE FUND
ADOPTED STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT
CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
H FMR OR THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE FUND'S EXPENSES.
I FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS MARKETS WHERE
TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.

JAPAN SMALL COMPANIES FUND
137.Se
lected
Per-Sh
are
Data
and
Ratios

138.Ye     1996D
ar
ended
Octobe
r 31

139.Ne     $ 10.00
t asset
value,
beginni
ng of
period

140.Inc
ome
from
Invest
ment
Operati
ons

141. N      (.03)
et
invest
ment
income
(loss)

142. N      (.87)
et
realize
d and
unreali
zed
gain
(loss)

143. To     (.90)
tal
from
invest
ment
operati
ons

144.Re      .03
dempti
on fees
added
to paid
in
capital

145.Ne     $ 9.13
t asset
value,
end of
period

146.Tot     (8.70)
al         %
returnB

147.Ne     $ 105,66
t          4
assets,
end of
period
(000
omitted
)

148.Ra      1.34%
tio of
expens
es to
averag
e net
assets

149.Ra      (.32)
tio of     %
net
invest
ment
income
(loss)
to
averag
e net
assets

150.Po      66%
rtfolio
turnov
er rate

151.Av     $ .0578
erage
commi
ssion
rateC

A NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
D FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996. LATIN AMERICA FUND
152.Se
lected
Per-Sh
are
Data
and
Ratios

153.Ye     1996        1995        1994D       1993C
ars
ended
Octobe
r 31

154.Ne     $ 9.75      $ 16.21     $ 13.28     $ 10.00
t asset
value,
beginni
ng of
period

155.Inc
ome
from
Invest
ment
Operati
ons

156. N      .22         .04         .07         .03
et
invest
ment
income

157. N      2.72        (6.52)      2.82        3.23
et
realize
d and
unreali
zed
gain
(loss)

158. To     2.94        (6.48)      2.89        3.26
tal
from
invest
ment
operati
ons

159.Le
ss
distribu
tions

160. Fr     (.12)       --          (.05)       --
om net
invest
ment
income

161. Fr     --          --          (.05)       --
om net
realize
d gain

162. To     (.12)       --          (.10)       --
tal
distribu
tions

163.Re      .02         .02         .14         .02
dempti
on fees
added
to paid
in
capital

164.Ne     $ 12.59     $ 9.75      $ 16.21     $ 13.28
t asset
value,
end of
period

165.Tot     30.69%      (39.85)%    22.89%      32.80%
al
returnB

166.Ne     $ 557,889   $ 466,289   $ 888,530   $ 342,934
t
assets,
end of
period
(000
omitted
)

167.Ra      1.32%       1.41%       1.48%       1.94%A
tio of
expens
es to
averag
e net
assets

168.Ra      1.48%       .97%        .47%        1.21%A
tio of
net
invest
ment
income
to
averag
e net
assets

169.Po      70%         57%         77%         72%A
rtfolio
turnov
er rate

Averag     $ .0004
e
commi
ssion
rateE

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS
LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT
INCLUDE THE ONE TIME SALES
CHARGE.
C FROM APRIL 19, 1993
(COMMENCEMENT OF
OPERATIONS) TO OCTOBER 31,
1993.
D EFFECTIVE NOVEMBER 1,
1993, THE FUND ADOPTED
STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE,
AND FINANCIAL STATEMENT
PRESENTATION OF INCOME,
CAPITAL GAIN, AND RETURN OF
CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS
A RESULT, NET INVESTMENT
INCOME PER SHARE MAY
REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO
BOOK TO TAX DIFFERENCES.
E FOR FISCAL YEARS BEGINNING
ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO
DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE
FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED.
THIS AMOUNT MAY VARY FROM
PERIOD TO PERIOD AND FUND TO
FUND DEPENDING ON THE MIX OF
TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING
PRACTICES AND COMMISSION
RATE STRUCTURES MAY DIFFER.

NORDIC FUND
170.Se
lected
Per-Sh
are
Data
and
Ratios

171.Ye     1996E
ar
ended
Octobe
r 31

172.Ne     $ 10.00
t asset
value,
beginni
ng of
period

173.Inc
ome
from
Invest
ment
Operati
ons

174. N      .17,
et
invest
ment
income

175. N      2.57
et
realize
d and
unreali
zed
gain
(loss)

176. To     2.74
tal
from
invest
ment
operati
ons

177.Re      .03
dempti
on fees
added
to paid
in
capital

178.Ne     $ 12.77
t asset
value,
end of
period

179.Tot     27.70%
al
returnA,
B

180.Ne     $ 30,871
t
assets,
end of
period
(000
omitted
)

181.Ra      2.00%
tio of     C
expens
es to
averag
e net
assets

182.Ra      1.52%
tio of
net
invest
ment
income
to
averag
e net
assets

183.Po      35%
rtfolio
turnov
er rate

184.Av     $ .0523
erage
commi
ssion
rateD

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
E FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.
F INVESTMENT INCOME PER SHARE REFLECTS SPECIAL DIVIDENDS FROM VOLVO AB AND STEEN & STROEM INVEST AS WHICH AMOUNTED TO $.06 AND $.10 PER SHARE, RESPECTIVELY.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
PACIFIC BASIN FUND

185.Se
lected
Per-Sh
are
Data
and
Ratios

186.Ye     1996       1995       1994       1993       1992B      1991       1990       1989        1988       1987
ars
ended
Octobe
r 31

187.Ne     $ 14.88    $ 19.96    $ 17.48    $ 12.00    $ 13.15    $ 12.89    $ 15.78    $ 13.99     $ 12.42    $ 9.90
t asset
value,
beginni
ng of
period

188.Inc
ome
from
Invest
ment
Operati
ons

189. N      .05        .07D       .10        .20        .08D       .02D       .12        (.027)D     --D        (.11)
et
invest
ment
income
(loss)

190. Ne     (.29)      (3.12)     2.78       5.39       (1.23)     .40        (2.37)     1.927       1.71       2.64
t
realize
d and
unreali
zed
gain
(loss)

191. To     (.24)      (3.05)     2.88       5.59       (1.15)     .42        (2.25)     1.900       1.71       2.53
tal
from
invest
ment
operati
ons

192.Le
ss
Distrib
utions

193. Fr     --         --         (.01)      (.11)      --         (.16)      (.01)      (.003)      --         (.01)
om net
invest
ment
income

194. In     --         (.02)      (.11)      --         --         --         --         --          --         --
excess
of net
invest
ment
income

195. Fr     --         (2.02)     (.28)      --         --         --         (.63)      (.107)C     (.14)      --
om net                                                                                              C
realize
d gain

196. To     --         (2.04)     (.40)      (.11)      --         (.16)      (.64)      (.110)      (.14)      (.01)
tal
distribu
tions

197.Re      .01        .01        --         --         --         --         --         --          --         --
dempti
on fee
added
to paid
in
capital

198.Ne     $ 14.65    $ 14.88    $ 19.96    $ 17.48    $ 12.00    $ 13.15    $ 12.89    $ 15.78     $ 13.99    $ 12.42
t asset
value,
end of
period

199.Tot     (1.55)     (15.87)    16.88      47.06      (8.75)     3.37       (14.99)    13.65%      13.82      25.57%
al         %          %          %          %          %          %          %                      %
returnE,
H

200.Ne     $ 572,15   $ 317,63   $ 553,53   $ 493,53   $ 116,27   $ 95,051   $ 86,354   $ 111,811   $ 136,06   $ 159,91
t          0          5          2          3          7                                            0          7
assets,
end of
period
(000
omitted
)

201.Ra      1.26%      1.32%      1.54       1.59       1.84%      1.88       1.59%      1.40%       1.80       2.10%
tio of                I          %          %                     %                                 %
expens
es to
averag
e net
assets

202.Ra      1.24%      1.32%      1.54       1.59       1.84%      1.88       1.59%      1.40%       1.80       2.10%
tio of     F                     %          %                     %                                 %
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

203.Ra      .30%       .44%       .04        .15        .65%       .12        .88%       (.18)       .04        (.83)
tio of                           %          %                     %                     %           %          %
net
invest
ment
income
(loss)
to
averag
e net
assets

204.Po      85%        65%        88         77         105%       143        118%       133%        228        324%
rtfolio                          %          %                     %                                 %
turnov
er rate

Averag     $ .0151
e
commi
ssion
rateG



A EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2,
"DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL
GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET
INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES.
B AS OF NOVEMBER 1, 1991, THE FUND DISCONTINUED THE USE OF EQUALIZATION ACCOUNTING.
C INCLUDES AMOUNTS DISTRIBUTED FROM NET REALIZED GAINS ON FOREIGN CURRENCY RELATED
TRANSACTIONS TAXABLE AS ORDINARY INCOME.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
OUTSTANDING DURING THE PERIOD.
E TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID
OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS
AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE
CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE
MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE
STRUCTURES MAY DIFFER.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIOD SHOWN.
I FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.


SOUTHEAST ASIA FUND
205.Se
lected
Per-Sh
are
Data
and
Ratios

206.Ye     1996        1995        1994F       1993D
ars
ended
Octobe
r 31

207.Ne     $ 13.88     $ 14.61     $ 13.24     $ 10.00
t asset
value,
beginni
ng of
period

208.Inc
ome
from
Invest
ment
Operati
ons

209. N      .14         .15         .04         .01
et
invest
ment
income

210. N      .87         (.91)       1.23        3.22
et
realize
d and
unreali
zed
gain
(loss)

211. To     1.01        (.76)       1.27        3.23
tal
from
invest
ment
operati
ons

212.Le
ss
Distrib
utions

213. Fr     (.23)       --          (.04)       --
om net
invest
ment
income

214. In     --          --          (.03)       --
excess
of net
invest
ment
income

215. To     (.23)       --          (.07)       --
tal
distribu
tions

216.Re      .03         .03         .17         .01
dempti
on fees
added
to paid
in
capital

217.Ne     $ 14.69     $ 13.88     $ 14.61     $ 13.24
t asset
value,
end of
period

218.Tot     7.59%       (5.00)%     10.87%      32.40%
al
returnB
,C

219.Ne     $ 755,346   $ 649,868   $ 825,734   $ 499,669
t
assets,
end of
period
(000
omitted
)

220.Ra      1.13%       1.10%       1.47%       2.00%A,
tio of                                         E
expens
es to
averag
e net
assets

221.Ra      1.12%G      1.10%       1.47%       2.00%A
tio of
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

222.Ra      .95%        .90%        .22%        .45%A
tio of
net
invest
ment
income
to
averag
e net
assets

223.Po      102%        94%         157%        14%A
rtfolio
turnov
er rate

Averag     $ .0129
e
commi
ssion
rateH

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS LESS
THAN ONE YEAR ARE NOT ANNUALIZED
AND DO NOT INCLUDE THE ONE TIME
SALES CHARGE.
C THE TOTAL RETURN WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES
NOT BEEN REDUCED DURING THE
PERIOD SHOWN.
D FROM APRIL 19, 1993
(COMMENCEMENT OF OPERATIONS)
TO OCTOBER 31, 1993.
E FMR AGREED TO REIMBURSE A
PORTION OF THE FUND'S EXPENSES
DURING THE PERIOD. WITHOUT THIS
REIMBURSEMENT, THE FUND'S
EXPENSE RATIO WOULD HAVE BEEN
HIGHER.
F EFFECTIVE NOVEMBER 1, 1993,
THE FUND ADOPTED STATEMENT OF
POSITION 93-2, "DETERMINATION,
DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF
INCOME, CAPITAL GAIN, AND RETURN
OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A
RESULT, NET INVESTMENT INCOME PER
SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK
TO TAX DIFFERENCES.
G FMR OR THE FUND HAS ENTERED
INTO VARYING ARRANGEMENTS WITH
THIRD PARTIES WHO EITHER PAID OR
REDUCED A PORTION OF THE FUND'S
EXPENSES.
H FOR FISCAL YEARS BEGINNING ON OR
AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE
COMMISSION RATE PER SHARE FOR
SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO
PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS
WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY
DIFFER.
I NET INVESTMENT INCOME PER
SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD.

UNITED KINGDOM FUND
224.Se
lected
Per-Sh
are
Data
and
Ratios

225.Ye      1996F
ar ended
October
31

226.Ne      $ 10.00
t asset
value,
beginni
ng of
period

227.Inc
ome
from
Invest
ment
Operati
ons

228. N       .16
et
invest
ment
income

229. N       1.75
et
realize
d and
unreali
zed
gain
(loss)

230. To      1.91
tal
from
invest
ment
operati
ons

231.Le       (.04)
ss
distribu
tions
from
net
invest
ment
income

232.Re       .02
dempti
on fees
added
to paid
in
capital

233.Ne      $ 11.89
t asset
value,
end of
period

234.Tot      19.38%
al
returnA,
B

235.Ne      $ 2,656
t
assets,
end of
period
(000
omitted
)

236.Ra       2.00%
tio of      C
expens
es to
averag
e net
assets

237.Ra       1.97%
tio of      D
expens
es to
averag
e net
assets
after
expens
e
reducti
ons

238.Ra       1.62%
tio of
net
invest
ment
income
to
averag
e net
assets

239.Po       50%
rtfolio
turnov
er rate

240.Av      $ .0086
erage
commi
ssion
rateE

A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
F FROM NOVEMBER 1, 1995 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996.

PERFORMANCE
Mutual fund performance is commonly measured as TOTAL RETURN. The total returns that follow are based on historical fund results and do not reflect the effect of taxes.
Each fund's fiscal year runs from November 1 through October 31. The
table   s     below show each fund's performance over past fiscal years
compared to different measures, including a comparative index and a competitive funds average. The charts on present calendar year performance.

Fiscal    Average Annual Total Returns   Cumulative Total Returns
years
ended
Octob
er 31


          Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund

CANA       24.99%        7.54%H         11.59%H        24.99%        43.82%H        167.23%H
DA
FUND
B

CANA       21.24%        6.89%H         11.21%H        21.24%        39.51%H        159.22%H
DA
FUND
(LOAD
ADJ.A)

Toront     28.96%        8.78%          10.55%         28.96%        52.35%         145.70%
o
Stock
Exch
ange
Index

EMER       11.69%        11.27%         10.09%         11.69%        70.60%         78.12%
GING
MARK
ETS
FUND
C

EMER       8.34%         10.60%         9.53%          8.34%         65.48%         72.78%
GING
MARK
ETS
FUND
(LOAD
ADJ.A)

MSCI       6.48%         14.07%         18.62%         6.48%         93.14%         178.88%
Emer
ging
Marke
ts
Free
Index

Lipper     9.11%         10.27%        N/A             9.11%         63.31%        N/A
Emer
ging
Marke
ts
Fund
s
Avera
ge

EURO       20.14%        13.77%H        12.40%H        20.14%        90.59%H        221.91%H
PE                                     ,I                                          ,I
FUND

EURO       16.54%        13.08%H        12.06%H        16.54%        84.87%H        212.25%H
PE                                     ,I                                          ,I
FUND
(LOAD
ADJ.A)

MSCI       17.47%        12.77%         12.12%I        17.47%        82.41%         214.00%I
Europ
e
Index

Lipper     17.03%        12.03%         10.23%I        17.03%        77.62%         167.39%I
Europ
ean
Regio
n
Fund
s
Avera
ge

EURO       18.74%       N/A             13.41%         18.74%       N/A             43.44%
PE
CAPIT
AL
APPR
ECIATI
ON
FUND
D

EURO       15.18%       N/A             12.21%         15.18%       N/A             39.14%
PE
CAPIT
AL
APPR
ECIATI
ON
FUND
(LOAD
ADJ.A)

MSCI       17.47%       N/A             13.15%         17.47%       N/A             42.50%
Europ
e
Index

Lipper     17.03%       N/A            N/A             17.03%       N/A            N/A
Europ
ean
Regio
n
Fund
s
Avera
ge

FRANC      22.89%H      N/A             22.89%H        22.89%H      N/A             22.89%H
E
FUND
G

FRANC      19.20%H      N/A             19.20%H        19.20%H      N/A             19.20%H
E
FUND
(LOAD
ADJ.A)

SBF        18.36%       N/A             18.36%         18.36%       N/A             18.36%
250
Index

Lipper     17.03%       N/A            N/A             17.03%       N/A            N/A
Europ
ean
Regio
n
Fund
s
Avera
ge

GERM       13.40%H      N/A             13.40%H        13.40%H      N/A             13.40%H
ANY
FUND
G

GERM       10.00%H      N/A             10.00%H        10.00%H      N/A             10.00%H
ANY
FUND
(LOAD
ADJ.A)

DAX        12.88%       N/A             12.88%         12.88%       N/A             12.88%
100
Index

Lipper     17.03%       N/A            N/A             17.03%       N/A            N/A
Europ
ean
Regio
n
Fund
s
Avera
ge

HONG       29.83%       N/A             29.83%         29.83%       N/A             29.83%
KONG
AND
CHIN
A
FUND
G

HONG       25.93%       N/A             25.93%         25.93%       N/A             25.93%
KONG
AND
CHIN
A
FUND
(LOAD
ADJ.A)

Hang       31.55%       N/A             31.55%         31.55%       N/A             31.55%
Seng
Index

Lipper     5.45%        N/A            N/A             5.45%        N/A            N/A
Pacifi
c
ex-Ja
pan
Fund
s
Avera
ge



Fiscal years ended October 31   Average Annual Total Returns   Cumulative Total Returns



          Past 1 year   Past 5 years   Life of fund   Past 1 year   Past 5 years   Life of fund


JAPA        -3.31%    N/A        5.36%H     -3.31%    N/A         24.10%H
N
FUND
E

JAPA        -6.21%    N/A        4.59%H     -6.21%    N/A         20.38%H
N
FUND
(LOAD
ADJ.A)

TOPI        -0.52%    N/A        5.85%      -0.52%    N/A         26.50%
X
Index

Lipper      -0.93%    N/A       N/A         -0.93%    N/A        N/A
Japan
ese
Fund
s
Avera
ge

JAPA        -8.70%    N/A        -8.70%     -8.70%    N/A         -8.70%
N
SMALL
COM
PANIE
S
FUND
G

JAPA        -11.44%   N/A        -11.44%    -11.44%   N/A         -11.44%
N
SMALL
COM
PANIE
S
FUND
(LOAD
ADJ.A)

TOPI        -0.52%    N/A        -0.52%     -0.52%    N/A         -0.52%
X
Index

Lipper      -0.93%    N/A       N/A         -0.93%    N/A        N/A
Japan
ese
Fund
s
Avera
ge

LATIN       30.69%    N/A        7.29%      30.69%    N/A         28.28%
AMER
ICA
FUND
F

LATIN       26.77%    N/A        6.37%      26.77%    N/A         24.43%
AMER
ICA
FUND
(LOAD
ADJ.A)

MSCI        23.34%    N/A        12.66%     23.34%    N/A         52.50%
Latin
Ameri
ca
Free
Index

Lipper      26.06%    N/A       N/A         26.06%    N/A        N/A
Latin
Ameri
can
Regio
n
Fund
s
Avera
ge

NORDI       27.70%H   N/A        27.70%H    27.70%H   N/A         27.70%H
C
FUND
G

NORDI       23.87%H   N/A        23.87%H    23.87%H   N/A         23.87%H
C
FUND
(LOAD
ADJ.A)

FT-A-       21.20%    N/A        21.20%     21.20%    N/A         21.20%
Nordi
c
Index

Lipper      17.03%    N/A       N/A         17.03%    N/A        N/A
Europ
ean
Regio
n
Fund
s
Avera
ge

PACIFI      -1.55%     5.37%H    6.37%H     -1.55%     29.92%H    85.45%H
C                               ,I                               ,I
BASIN
FUND

PACIFI      -4.50%     4.74%H    6.05%H     -4.50%     26.03%H    79.89%H
C                               ,I                               ,I
BASIN
FUND
(LOAD
ADJ.A)

MSCI        3.31%      3.06%     6.83%I     3.31%      16.26%     93.63%I
Pacific
Index

Lipper      5.10%      8.21%     8.81%I     5.10%      49.49%     136.62%I
Pacific
Regio
n
Funds
Avera
ge

SOUT        7.59%     N/A        12.14%H    7.59%     N/A         50.04%H
HEAST
ASIA
FUND
F

SOUT        4.36%     N/A        11.18%H    4.36%     N/A         45.53%H
HEAST
ASIA
FUND
(LOAD
ADJ.A)

MSCI        9.89%     N/A        15.60%     9.89%     N/A         67.05%
Far
East
ex-Ja
pan
Free
Index

Lipper      5.45%     N/A       N/A         5.45%     N/A        N/A
Pacifi
c
ex-Ja
pan
Fund
s
Avera
ge

UNITE       19.38%H   N/A        19.38%H    19.38%H   N/A         19.38%H
D
KING
DOM
FUND
G

UNITE       15.80%H   N/A        15.80%H    15.80%H   N/A         15.80%H
D
KING
DOM
FUND
(LOAD
ADJ.A)

FT-All-     21.94%    N/A        21.94%     21.94%    N/A         21.94%
Share
s
Index

Lipper      17.03%    N/A       N/A         17.03%    N/A        N/A
Europ
ean
Regio
n
Funds
Avera
ge


A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S SALES CHARGE B FROM NOVEMBER 17, 1987
C FROM NOVEMBER 1, 1990
D FROM DECEMBER 21, 1993
E FROM SEPTEMBER 15, 1992
F FROM APRIL 19, 1993
G FROM NOVEMBER 1, 1995
H IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THESE PERIODS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
I 10 YEAR RETURN
YEAR-BY-YEAR TOTAL RETURNS



 Calendar years                                 1988      1989      1990      1991      1992      1993      1994      1995

 CANADA FUND                                    19.47     26.99     -5.49     17.68     -2.87     25.47     -11.9     19.39
                                                %         %         %         %         %         %         8%        %

 Toronto Stock Exchange (TSE) 300               21.04     24.92     -14.9     12.44     -10.3     27.45     -5.88     17.70
                                                %         %         0%        %         8%        %         %         %

 Consumer Price Index                           4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 19.47
Row: 6, Col: 1, Value: 26.99
Row: 7, Col: 1, Value: -5.49
Row: 8, Col: 1, Value: 17.68
Row: 9, Col: 1, Value: -2.87
Row: 10, Col: 1, Value: 25.47
Row: 11, Col: 1, Value: -11.98
Row: 12, Col: 1, Value: 19.39
(LARGE SOLID BOX) CANADA FUND
 YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                                                  1991      1992      1993      1994      1995

 EMERGING MARKETS FUND                                           6.76%     5.85%     81.76     -17.9     -3.18
                                                                                     %         3%        %

 MSCI Emerging Markets Free Index                                60.16     11.56     73.21     -7.32     -5.21
                                                                 %         %         %         %         %

 Lipper Emerging Markets Funds Avg.                              15.06     0.18%     72.17     -9.62     -4.59
                                                                 %                   %         %         %

 Consumer Price Index                                            3.06%     2.90%     2.75%     2.67%     2.54%



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 6.76
Row: 9, Col: 1, Value: 5.85
Row: 10, Col: 1, Value: 81.76000000000001
Row: 11, Col: 1, Value: -17.93
Row: 12, Col: 1, Value: -3.18
(LARGE SOLID BOX) EMERGING MARKETS FUND
 YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                       1987      1988      1989      1990      1991      1992      1993      1994      1995

 EUROPE FUND                          14.90     5.84%     32.33     -4.59     4.16%     -2.52     27.16     6.26%     18.84
                                      %                   %         %                   %         %                   %

 MSCI Europe Index                    3.67%     15.82     28.50     -3.84     13.11     -4.71     29.28     2.28%     21.62
                                                %         %         %         %         %         %                   %

 Lipper European Region Funds Avg.    17.12     7.23%     25.22     -3.51     6.60%     -7.93     25.76     1.22%     16.85
                                      %                   %         %                   %         %                   %

 Consumer Price Index                 4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%


Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 14.9
Row: 5, Col: 1, Value: 5.84
Row: 6, Col: 1, Value: 32.33
Row: 7, Col: 1, Value: -4.59
Row: 8, Col: 1, Value: 4.159999999999999
Row: 9, Col: 1, Value: -2.52
Row: 10, Col: 1, Value: 27.16
Row: 11, Col: 1, Value: 6.26
Row: 12, Col: 1, Value: 18.84
 (LARGE SOLID BOX) EUROPE FUND
YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                                                                1994      1995

 EUROPE CAPITAL APPRECIATION FUND                                              6.88%     14.69
                                                                                         %

 MSCI Europe Index                                                             2.28%     21.62
                                                                                         %

 Lipper European Region Funds Avg.                                             1.22%     16.85
                                                                                         %

 Consumer Price Index                                                          2.67%     2.54%


 YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                                                        1993      1994      1995

 JAPAN FUND                                                            20.45     16.46     -2.13
                                                                       %         %         %

 Tokyo Stock Exchange Index (TOPIX)                                    24.14     22.06     -1.62
                                                                       %         %         %

 Lipper Japanese Funds Avg.                                            22.94     15.39     -1.85
                                                                       %         %         %

 Consumer Price Index                                                  2.75%     2.67%     2.54%



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 0.0
Row: 5, Col: 1, Value: 0.0
Row: 6, Col: 1, Value: 0.0
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 0.0
Row: 9, Col: 1, Value: 0.0
Row: 10, Col: 1, Value: 20.45
Row: 11, Col: 1, Value: 16.46
Row: 12, Col: 1, Value: -2.13
 (LARGE SOLID BOX) JAPAN FUND
YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                                                                  1994      1995

 LATIN AMERICA FUND                                                              -23.1     -16.4
                                                                                 7%        6%

 MSCI Emg. Mkts. Free-Latin America                                              .64%      -12.8
 Index                                                                                     3%

 Lipper Latin America Region Funds                                               -14.2     -20.5
 Avg.                                                                            4%        6%

 Consumer Price Index                                                            2.67%     2.54%


 YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                       1987      1988      1989      1990      1991      1992      1993      1994      1995

 PACIFIC BASIN FUND                   24.99     10.45     11.44     -27.2     12.54     -7.62     63.91     -2.81     -6.11
                                      %         %         %         1%        %         %         %         %         %

 MSCI Pacific Index                   39.66     34.99     2.53%     -34.4     11.30     -18.4     35.69     12.83     2.78%
                                      %         %                   2%        %         0%        %         %

 Lipper Pacific Region Funds Avg.     17.54     21.34     24.47     -16.0     17.04     1.14%     63.81     -12.4     1.97%
                                      %         %         %         5%        %                   %         5%

 Consumer Price Index                4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%



Percentage (%)
Row: 1, Col: 1, Value: 0.0
Row: 2, Col: 1, Value: 0.0
Row: 3, Col: 1, Value: 0.0
Row: 4, Col: 1, Value: 24.99
Row: 5, Col: 1, Value: 10.45
Row: 6, Col: 1, Value: 11.44
Row: 7, Col: 1, Value: -27.21
Row: 8, Col: 1, Value: 12.54
Row: 9, Col: 1, Value: -7.619999999999999
Row: 10, Col: 1, Value: 63.91
Row: 11, Col: 1, Value: -2.81
Row: 12, Col: 1, Value: -6.109999999999999
(LARGE SOLID BOX) PACIFIC BASIN FUND
 YEAR-BY-YEAR TOTAL RETURNS

 Calendar years                                                                 1994      1995

 SOUTHEAST ASIA FUND                                                            -21.7     12.18
                                                                                 6%        %

 MSCI Far East ex-Japan Free Index                                              -17.4     8.84%
                                                                                 8%

 Lipper Pacific ex-Japan Funds Avg.                                             -19.1     1.95%
                                                                                4%

 Consumer Price Index                                                           2.67%     2.54%



EXPLANATION OF TERMS


UNDERSTANDING PERFORMANCE
Many markets around the globe offer the
potential for significant growth over time;
however, investing in foreign markets means
assuming greater risks than investing in the
United States. Factors like changes in a
country's financial markets, its local political and
economic climate, and the value of its currency
create these risks. Because these funds invest
in stocks, their performance is also related to
foreign stock markets. For these reasons an
international fund's performance may be more
volatile than that of a fund that invests
exclusively in the United States.
(checkmark)
TOTAL RETURN is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year.
(small solid bullet)    TORONTO STOCK EXCHANGE (TSE) 300     is a market
capitalization weighted index of 300 stocks traded in the Canadian market.
(small solid bullet)    MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS FREE INDEX     is a market capitalization weighted index of over
850 stocks traded in 22 world markets.
(small solid bullet)    MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE
INDEX     is a market capitalization weighted index of over 550 stocks traded in 14 European markets.
   (small solid bullet) SOCIETE DES BOURSES FRANCAISES (SBF) 250 is a market capitalization weighted index of the stocks of the 250 largest companies in the French market.
(small solid bullet) DEUTSCHER AKTIENINDEX (DAX) 100 is a market capitalization weighted index of the 100 most heavily traded stocks in the German market.
(small solid bullet) HANG SENG INDEX is a market capitalization weighted index of the stocks of the 33 largest companies in the Hong Kong market.
(small solid bullet)    TOKYO STOCK EXCHANGE INDEX (TOPIX)     is a market
capitalization weighted index of over 1,100 stocks traded in the Japanese market.
(small solid bullet)    MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING
MARKETS FREE-LATIN AMERICA INDEX     is a market capitalization weighted
index of approximately 170 stocks traded in seven Latin American markets.
   (small solid bullet) FT - ACTUARIES WORLD NORDIC INDEX is a market capitalization weighted index of over 90 stocks traded in four Scandinavian markets.
(small solid bullet)    MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC
INDEX     is a market capitalization weighted index of over 400 stocks traded in six Pacific region markets.
(small solid bullet)    MORGAN STANLEY CAPITAL INTERNATIONAL COMBINED FAR
EAST EX-JAPAN FREE INDEX     is a market capitalization weighted index of
over 450 stocks traded in eight Asian markets, excluding Japan.
(small solid bullet)    FT - ALL-SHARES INDEX is a market capitalization
weighted index of over 750 stocks traded in the U.K. market.
Unlike each fund's returns, the total returns of each comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. government.
COMPETITIVE FUNDS AVERAGES reflect the performance of    mutual funds with
similar investment objectives. These averages, published by Lipper Analytical Services, Inc., exclude the effect of sales charges.
(small solid bullet) Emerging Markets Fund is compared to the Lipper
Emerging    Markets Funds Average, which reflects the performance of 80 funds investing in emerging markets.
(small solid bullet) Europe    Fund,     Europe Capital Appreciation
Fund, France Fund, Germany Fund, Nordic Fund and United Kingdom Fund
are compared to the Lipper European Region Funds    A    verage, which
reflects the performance of    43     funds investing in Europe.
   (small solid bullet) Hong Kong and China Fund and Southeast Asia Fund are compared to the Lipper Pacific ex-Japan Funds Average, which reflects the performance of 52 funds investing in the Pacific region excluding Japan.
(small solid bullet) Japan    Fund and Japan Small Companies Fund     are
compared to the Lipper Japanese Funds    A    verage, which reflects the
performance of    15     funds investing in Japan.
(small solid bullet) Latin America Fund is compared to the Lipper Latin
America   n Region Funds Average, which reflects the performance of 23 funds investing in Latin America.
(small solid bullet) Pacific Basin Fund is compared to the Lipper Pacific
Region    Funds Average, which reflects the performance of 38 funds
investing in the Pacific region.
Other illustrations of fund performance may show moving averages over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund are currently non-diversified funds of Fidelity Investment Trust and Canada Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund are currently diversified funds of Fidelity Investment Trust, an open-end management investment company organized as a Massachusetts business trust on April 20, 1984.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the funds, and review the funds' performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. You are entitled to one vote for each share you own.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and, with the assistance of foreign affiliates, chooses their investments. Affiliates assist FMR with foreign securities:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, serves as a sub-adviser for all the funds.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far
East), in Tokyo, Japan, serves as a sub-adviser for all the funds.
(small solid bullet) Fidelity International Investment Advisors (FIIA), in Pembroke, Bermuda, serves as a sub-adviser for all the funds. Currently, FIIA exercises discretionary management authority over Southeast Asia Fund,
Hong Kong and China Fund,    Japan Fund, and Pacific Basin Fund in its
capacity as sub-adviser.
(small solid bullet)    Fidelity International Investment Advisors (U.K.)
Limited (FIIAL U.K.), in Kent, England, serves as a sub-adviser for all the funds. Currently, FIIAL U.K. exercises discretionary management authority over Europe Fund, France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund in its capacity as sub-adviser.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan serves as a sub-adviser for Hong Kong and China Fund, Japan Fund, Japan
Small Companies Fund, and Southeast Asia Fund.    Currently, FIJ exercises
discretionary management authority over Japan Small Companies Fund.
Thomas Sweeney is Vice President and manager of Fidelity Canada Fund, which he has managed since March 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1985, Mr. Sweeney has worked as an analyst and manager.
Richard Hazlewood is Vice President and manager of Fidelity Emerging Markets Fund, which he has managed since July 1993. Since joining Fidelity in 1991, Mr. Hazlewood has worked as an analyst and manager.
Sally Walden is Vice President and manager of Fidelity Europe Fund, which she has managed since July 1992. Since joining Fidelity in 1984, Ms. Walden has worked as an analyst, manager and investment director.
Kevin McCarey is Vice President and manager of Fidelity Europe Capital Appreciation Fund, which he has managed since December 1993. Previously, he managed other Fidelity funds. Since joining Fidelity in 1985, Mr. McCarey has worked as an analyst and manager.
Renaud Saleur is manager of Fidelity France Fund, which he has managed since November 1995. Previously, he managed other Fidelity funds. Since joining Fidelity in 1986, Mr. Saleur has worked as an analyst and manager. Alexandra Edzard is manager of Fidelity Germany Fund, which she has managed since September 1996. Ms. Edzard joined Fidelity Investments Limited as an analyst in 1994. Previously, she was an investment officer for Deutsche Bank AG in London, from 1991 to 1994.
Joseph Tse is manager of Fidelity Hong Kong and China Fund, which he has managed since November 1995. Since joining Fidelity in 1990, Mr. Tse has worked as an analyst and manager.
Shigeki Makino is Vice President and manager of Fidelity Japan Fund and Fidelity Pacific Basin Fund, which he has managed since October 1994 and May 1996, respectively. Since joining Fidelity in 1990, Mr. Makino has worked as an analyst, manager, and interim research director.
Patricia Satterthwaite is Vice President and manager of Fidelity Latin America Fund, which she has managed since April 1993. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Satterthwaite has worked as an analyst and manager.
Alexander Colin Stone is manager of Fidelity Nordic Fund, which he has managed since November 1995. Previously, he managed other Fidelity funds. Since joining Fidelity in 1987, Mr. Stone has worked as an analyst and manager.
Kenichi Mizushita is manager of Fidelity Japan Small Companies Fund, which he has managed since December 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1985, Mr. Mizushita has worked as an analyst and manager.

FIDELITY FACTS
Fidelity offers the broadest selection of mutual
funds in the world.
(solid bullet) Number of Fidelity mutual funds: over 225
(solid bullet) Assets in Fidelity mutual funds: over
$415        billion
(solid bullet) Number of shareholder accounts: over
   27     million
(solid bullet) Number of investment analysts and portfolio
managers: over    215
(checkmark)
   Allan Liu is Vice President and manager of Fidelity Southeast Asia Fund, which he has managed since April 1993. Since joining Fidelity in 1986, Mr. Liu has worked as an analyst, manager, and associate director of Fidelity Investments Management Ltd.
Samuel Morse is manager of Fidelity United Kingdom Fund, which he has managed since November 1995. Previously, he managed other Fidelity funds. Mr. Morse joined Fidelity as an analyst in 1990.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Service Co. (FSC) performs transfer agent servicing functions for the funds.
FMR Corp. is the ultimate parent company of FMR, FMR U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   Fidelity International Limited (FIL), is the parent company of FIIA, FIJ, and FIIAL U.K. The Johnson family group also owns, directly or indirectly, more than 25% of the voting common stock of FIL.
As of October 31, 1996, approximately 45.04% of the United Kingdom Fund's total outstanding shares was held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., Mr. Edward C. Johnson 3d, President and Trustee of the fund, may be deemed to be a beneficial owner of these shares.
A broker dealer may use a portion of the commissions paid by a fund to
reduce custodian or transfer agent fees for that fund.     FMR may use its
broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
   EACH FUND'S INVESTMENT APPROACH
The funds offer investors the ability to concentrate an investment in a particular country or group of countries that they believe to offer strong long-term growth potential. The country or group of countries in which each fund focuses is the fund's "focal area." Each fund's performance is expected to be closely tied to economic and political conditions within its focal area. Because each fund invests in one country or group of related countries, each fund's performance is expected to be more volatile than more geographically diversified funds. Changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country, and therefore a fund's performance. Many foreign stock markets are more concentrated than the U.S. market, with a small number of companies making up a large percentage of the local market. As a result, the performance of one company or a small number of companies could have a relatively large effect on a fund's performance.
The funds may invest in the securities of any issuer, including companies and other business organizations as well as governments and government agencies. The funds, however, will tend to focus on equity securities, but may also invest in debt securities of any quality. The funds may invest in short-term debt securities and money market instruments for cash management purposes.
FMR determines where an issuer or its principal business is located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. When allocating the funds' investments among countries and regions, FMR considers such factors as the potential for economic growth, expected levels of inflation, governmental policies, and the outlook for currency relationships.
   The value of the funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. This is especially true for emerging markets. Also, because a substantial portion of the funds' investments are denominated in foreign currencies, changes in the value of foreign currencies can significantly affect a fund's share price. FMR may use a variety of techniques to either increase or decrease a fund's exposure to any currency.
FMR may use various investment techniques to hedge a portion of a fund's risks, but there is no guarantee that these strategies will work as FMR intends. Of course, when you sell your shares of a fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. Each fund also reserves the right to invest without limitation in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.
CANADA FUND seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in Canada or are registered in Canadian markets. FMR normally invests at least 65% of the fund's total assets in these securities. FMR expects that most of the fund's investments will be Canadian securities listed on the Toronto Stock Exchange, but it may also invest in U.S. securities.
Canadian securities are sensitive to conditions within Canada, but also tend to follow the U.S. market. The country's economy relies strongly on the production and processing of natural resources. Also, the government has attempted to reduce restrictions against foreign investment, and its recent trade agreements with the U.S. and Mexico are expected to increase trade. Demand by many citizens in the Province of Quebec for
s   e    cession from Canada may significantly impact the Canadian economy.
EMERGING MARKETS FUND seeks capital appreciation aggressively by investing in the world's emerging markets. In pursuit of its goal, the fund emphasizes countries with relatively low gross national product per capita compared to the world's major economies, and with the potential for rapid economic growth. FMR normally invests at least 65% of the fund's total assets in securities of emerging markets issuers.
Countries with emerging markets include those that have an emerging stock market as defined by the International Finance Corporation, those with low- to middle-income economies according to the World Bank, and those listed in World Bank publications as developing. FMR expects that the fund will normally invest in at least six different countries, although it may invest all of its assets in a single country.
EUROPE FUND seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in Western Europe. FMR normally invests at least 65% of the fund's total assets in these securities. Western European countries include Austria, Belgium, Denmark, Germany, Finland, France, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom. The fund may also invest in Eastern Europe. FMR expects that the fund will normally invest in at least three different countries, although it may invest all of its assets in a single country.
   The fund's performance is closely tied to economic and political conditions within Europe and the European Economic Area (formerly the Common Market). Some European countries, particularly those in Eastern Europe, have less stable economies than those in Western Europe. A majority of the European economies continue to be weak, and business and consumer confidence remains low. The movement of many Eastern European countries toward market economies, and the movement toward a unified common market may significantly affect European economies and markets. Eastern European countries are considered emerging markets.
EUROPE CAPITAL APPRECIATION FUND seeks capital appreciation over the long term by investing in securities of issuers that have their principal activities in Eastern and Western Europe. In addition to Western European countries listed above, European countries also include Belarus, Bulgaria, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Poland, Russia, Slovakia, Slovenia, and Turkey. These additional countries are considered emerging markets. FMR normally invests at least 65% of the fund's total assets in the securities of Eastern and Western European issuers. In addition, the fund's investments are subject to the same risks as Europe Fund.
FRANCE FUND seeks long-term growth of capital by investing in securities of French issuers. FMR normally invests at least 65% of the fund's total assets in securities of French issuers. The balance, however, may be invested in securities of other European issuers.
Commercial, corporate, and securities laws govern the sale and resale of securities, while contractual and corporate restrictions may also apply. Planned privatizations and possible government incentives may result in major changes in the market and increased investments by private individuals. However, a future change in government, market, or economic factors could result in an unfavorable change in the policy on privatization.
GERMANY FUND seeks long-term growth of capital by investing in securities of German issuers. FMR normally invests at least 65% of the fund's total assets in securities of German issuers. The balance, however, may be invested in securities of other European issuers.
   The German economy is still relatively weak, with year on year growth at a little over 1% and inflation at historically low levels. German key interest rates have been kept at historically low levels to stimulate growth. Also, a small number of companies represent a large percentage of the market.
HONG KONG AND CHINA FUND seeks long-term growth of capital by investing in securities of Hong Kong and Chinese issuers. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other Southeast Asian issuers. Currently, the fund anticipates that most of its investments will be in Hong Kong issuers. In the future, more of its investments may be in shares of companies listed on mainland Chinese exchanges.
Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong in 1997, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In addition, a small number of companies represent a large percentage of the market. Also, it is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate related business. The securities market in China is relatively new and China has yet to develop comprehensive securities, corporate or commercial laws; or to adhere to internationally accepted accounting principles. There is greater risk of expropriation, naturalization, freezes, or confiscation in China than in many other countries. Foreign ownership limits exist on all securities.
JAPAN FUND seeks long   -    term growth of capital by investing in
securities of Japanese issuers. FMR normally invests at least 65% of the fund's total assets in these securities. The balance, however, may be invested in securities of other Southeast Asian issuers.
Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulus packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values of real estate.
JAPAN SMALL COMPANIES FUND seeks long-term growth of capital by investing in securities of Japanese issuers with small market capitalizations. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other Southeast Asian issuers or Japanese issuers with larger market capitalizations.
FMR defines Japanese small market capitalization companies as those with
market capitalizations of 100 billion Yen    (approximately US $962 million
as of October 31, 1996)     or less at the time of the fund's investment.
Companies whose capitalization exceeds 100 billion Yen after purchase will continue to be considered small-capitalized for purposes of the 65% policy. In addition to the risks associated with investing in Japan, investing in small capitalization stocks may involve greater risk than investing in medium and large capitalization stocks, since they can be subject to more abrupt or erratic movements. Small capitalization companies may have more limited product lines, markets, or financial resources.
LATIN AMERICA FUND seeks high total investment return, which is the combination of income and changes in the fund's value per share. FMR normally invests at least 65% of the fund's total assets in securities of Latin American issuers. Latin America includes Argentina, Brazil, Chile, Colombia, Ecuador, Mexico, Peru, Panama, and Venezuela.
In pursuit of its goal, the fund tends to focus on equity securities, but may invest in any combination of equity and debt securities of any quality. Although there has been significant improvement in some Latin American economies, others continue to struggle with high interest and inflation rates. Recovery will depend on stability of the Mexican Peso, economic conditions in other countries and on world commodity prices. This region is vulnerable to political instability. The North American Free Trade Agreement will also continue to have a significant impact on the region. NORDIC FUND seeks long-term growth of capital by investing in securities of Danish, Finnish, Norwegian, and Swedish issuers. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other European issuers. The Nordic region is differentiated from the rest of Europe by its high exposure to cyclical industries such as oil, shipping, and pulp and paper. In addition, a small number of companies represent a large percentage of the market.
PACIFIC BASIN FUND seeks growth of capital over the long term by investing in securities of issuers that have their principal activities in the Pacific Basin. FMR normally invests at least 65% of the fund's total assets in these securities. The balance, however, may be invested in securities of issuers in other Asian countries. The Pacific Basin includes Australia, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the People's Republic of China, the Philippines, Singapore, Taiwan, and Thailand. FMR expects that the fund will normally invest in at least three different countries, although it may invest all of its assets in a single country. Because the fund normally invests a significant percentage of its assets in Japanese issuers, the Japanese market will significantly impact the performance of the fund.
Countries in the Pacific Basin are in various stages of economic development - some are considered emerging markets - but each has unique risks. Most countries in the Pacific Basin are heavily dependent on international trade. Some have prosperous economies, but are sensitive to world commodity prices. Others are especially vulnerable to recession in other countries. Some countries in the Pacific Basin have experienced rapid growth, although many suffer with obsolete financial systems, economic problems, or archaic legal systems. The return of Hong Kong to Chinese dominion will affect the entire Pacific Basin.
SOUTHEAST ASIA FUND seeks capital appreciation by investing in securities of Southeast Asian issuers. FMR normally invests at least 65% of the fund's total assets in these securities. Southeast Asia includes Hong Kong, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand, but the fund does not anticipate investing in Japan. The balance, however, may be invested in securities of other Asian and South Pacific issuers.
In pursuit of its goal, the fund focuses on equity securities, but it may also invest in other types of instruments, including debt securities of any quality. In addition, the fund's investments are subject to the same types of risks as Pacific Basin Fund.
UNITED KINGDOM FUND seeks long-term growth of capital by investing in securities of British issuers. FMR normally invests at least 65% of the fund's total assets in securities of these issuers. The balance, however, may be invested in securities of other European issuers.
   The United Kingdom economy has shown signs of improvement, fueled by consumer spending. Inflation may rise slightly as growth picks up over the coming year.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information about each fund's investments are contained in a fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its
goal.    Fund holdings     and recent investment strategies are detailed in
each fund's financial reports, which are sent to shareholders twice a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS: With respect to 75% of total assets, each fund may not
purchase     more than 10% of the outstanding voting securities of a single issuer.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally,
governmental issuers of foreign debt securities may be unwilling to    pay
interest and repay principal     when due and may require that the
conditions for payment be renegotiated. All of these factors can make
foreign investments,    especially those in developing countries,     more
volatile than U.S. investments.
EXPOSURE TO EMERGING MARKETS. Investing in emerging markets involves risks over and above those generally associated with foreign investing. The extent of economic development, political stability, and market depth
varies widely in comparison to more developed markets.    Emerging market
economies may be subject to greater social, economic, and political uncertainties or may be based on only a few industries. All of these factors can make emerging market securities more volatile and potentially less liquid than domestic securities.
DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. Lower-quality debt securities (sometimes called "junk bonds") are considered to have speculative characteristics, and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.
The table on page  provides a summary of ratings assigned to debt holdings
(not including money market instruments) in    the funds' portfolios. These
figures are dollar-weighted averages of month-end portfolio holdings during
the fiscal year ended October 1996, and     are presented as a percentage
of total security investments. These percentages are historical and do not necessarily indicate a fund's current or future debt holdings.
RESTRICTIONS: Purchase of a debt security is consistent with a fund's debt quality policy if it is rated at or above the stated level by Moody's or rated in the equivalent categories by S&P, or is unrated but judged to be of equivalent quality by FMR. Each fund currently intends to limit its investments in lower than Baa-quality debt securities to less than 35% of its assets.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
FOREIGN REPURCHASE AGREEMENTS may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.
ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
DIRECT DEBT. Loans and other direct debt instruments are interests in amounts owed to another party by a company, government, or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a fund, or there may be a requirement that the fund supply additional cash to a borrower on demand.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: Each fund may not purchase a security if, as a result, more than 15% of its assets would be invested in illiquid securities.
OTHER INSTRUMENTS may include securities of closed-end investment companies
and real estate-related    instruments.
FISCAL YEAR ENDED OCTOBER 1996 DEBT HOLDINGS, BY STANDARD & POOR'S
 G  Emerging  Europe   Hong Kong  Japan Small Latin  Pacific Southeast
United

 S&P Canada Markets Europe Capital Appre- France Germany and China Japan Companies America Nordic Basin Asia Kingdom

 RATING Fund Fund Fund ciation Fund Fund Fund Fund Fund Fund Fund Fund Fund Fund Fund
INVESTMENT GRADE*

Highest quality AAA

High quality AA -- -- -- -- -- -- -- 1.06% -- -- -- .84% -- --

Upper-medium grade A

Medium grade BBB -- -- -- -- -- -- -- -- -- -- -- -- -- --
LOWER QUALITY*

Moderately speculative BB -- -- -- -- -- -- -- -- -- .06% -- -- --
--

Speculative B .05% -- -- -- -- -- -- -- -- -- -- -- -- --

Highly speculative CCC -- -- -- -- -- -- -- -- -- -- -- -- -- --

Poor quality CC

Lowest quality, no interest C -- -- -- -- -- -- -- -- -- -- -- -- --
--

In default, in arrears D -- -- -- -- -- -- -- -- -- -- -- -- --
--

  .05% -- -- -- -- -- -- 1.06% -- .06% -- .84% -- --

   FISCAL YEAR ENDED OCTOBER 1996 DEBT HOLDINGS, BY MOODY'S INVESTORS
SERVICE
 H  Emerging  Europe   Hong Kong  Japan Small Latin  Pacific Southeast
United

 MOODY'S Canada Markets Europe Capital Appre- France Germany and China Japan Companies America Nordic Basin Asia Kingdom

 RATING Fund Fund Fund ciation Fund Fund Fund Fund Fund Fund Fund Fund Fund Fund Fund
INVESTMENT GRADE*

Highest quality Aaa

High quality Aa -- -- -- .35% -- -- -- 1.06% -- -- -- .84% -- --

Upper-medium grade A

Medium grade Baa .70% -- -- -- -- -- -- -- -- -- -- -- -- --
LOWER QUALITY*

Moderately speculative Ba -- -- -- -- -- -- -- -- -- -- -- -- --
--

Speculative B .05% -- -- -- -- -- -- -- -- .06% -- -- -- --

Highly speculative Caa -- -- -- -- -- -- -- -- -- -- -- -- -- --

Poor quality Ca

Lowest quality, no interest C -- -- -- -- -- -- -- -- -- -- -- -- --
--

In default, in arrears --- -- -- -- -- -- -- -- -- -- -- -- -- --
--

  .75% -- -- .35% -- -- -- 1.06% -- .06% -- .84% -- --
 I  Emerging  Europe   Hong Kong  Japan Small Latin  Pacific Southeast
United

  Canada Markets Europe Capital Appre- France Germany and China Japan Companies America Nordic Basin Asia Kingdom

  Fund Fund Fund ciation Fund Fund Fund Fund Fund Fund Fund Fund Fund Fund
Fund
SECURITIES NOT RATED BY MOODY'S OR S&P(dagger)

(AS A % OF INVESTMENTS)
Investment Grade (double dagger)  -- -- -- .-- -- -- -- -- -- .20% -- -- --
--

Lower Quality (double dagger)  -- .58% .14% -- .82% -- -- .11% .58% .23% --
 .19% .03% --

Total  -- .58% .14% -- .82% -- -- .11% .58% .43% -- .19% .03% --
* FOR SOME FOREIGN GOVERNMENT OBLIGATIONS, FMR ASSIGNS THE RATINGS OF THE SOVEREIGN CREDIT OF THE ISSUING GOVERNMENT.
(dagger) THE DOLLAR-WEIGHTED AVERAGE PERCENTAGES REFLECTED IN THE TABLE MAY INCLUDE SECURITIES RATED BY OTHER NATIONALLY
RECOGNIZED RATING SERVICES, AS WELL AS UNRATED SECURITIES.
(double dagger) AS DETERMINED BY FMR

       CASH MANAGEMENT.    A fund may invest in money market securities, in
a pooled account of repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund are considered non-diversified. Generally, to meet federal tax requirements at the close
of each quarter,    each     fund does not invest more than 25% of its
total assets in any issuer and, with respect to 50% of total assets, does
not invest more than 5% of its total assets in any issuer.    Each     fund
may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. Government securities.
   With respect to 75% of its total assets, each of Canada Fund, Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer. Each fund may not invest more than 25% of its total assets in any one industry. These limitations do not apply to U.S. Government securities.
BORROWING. Each fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements. If a fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS: Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 331/3% of its total assets. LENDING securities to broker-dealers and institutions, including Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
CANADA FUND seeks growth of capital over the long term through investments in securities of issuers that have their principal activities in Canada or are registered in Canadian markets.
EMERGING MARKETS FUND seeks capital appreciation.
EUROPE FUND seeks growth of capital over the long-term through investments in securities of issuers that have their principal activities in Western Europe. Normally, at least 65% of the fund's total assets will be invested in such securities. In determining whether an issuer's principal activities are in Western Europe, FMR will look at such factors as the location of its assets, personnel, sales, and earnings. When allocating investments among geographic regions and individual countries, FMR will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. When market conditions warrant, FMR can make substantial temporary defensive investments in U.S. government obligations or investment-grade debt obligations of companies incorporated in and having principal business activities in the U.S.
EUROPE CAPITAL APPRECIATION FUND seeks long-term capital appreciation. FRANCE FUND seeks long-term growth of capital.
GERMANY FUND seeks long-term growth of capital.
HONG KONG AND CHINA FUND seeks long-term growth of capital.
JAPAN FUND seeks long-term growth of capital.
JAPAN SMALL COMPANIES FUND seeks long-term growth of capital.
LATIN AMERICA FUND seeks high total investment return.
NORDIC FUND seeks long-term growth of capital.
PACIFIC BASIN FUND seeks growth of capital over the long-term through investments in securities of issuers that have their principal activities in the Pacific Basin Fund. Normally, at least 65% of the fund's total assets will be invested in such securities. In determining whether an issuer's principal activities are in the Pacific Basin, FMR will look at such factors as the location of its assets, personnel, sales, and earnings. When allocating investments among geographic regions and individual countries, FMR will consider various criteria, such as the relative economic growth potential of the various economies and securities markets, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. When market conditions warrant, FMR can make substantial temporary defensive investments in U.S. government obligations or investment-grade debt obligations of companies incorporated in, and having principal business activities in, the U.S.
SOUTHEAST ASIA FUND seeks capital appreciation.
UNITED KINGDOM FUND seeks long-term growth of capital.
With respect to 75% of    it    s total assets, each of Canada Fund,
Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund
   may not purchase a security if, as a result, more than 5% would be invested in the securities of any issuer, and may not purchase more than 10% of the outstanding voting securities of a single issuer.
Each fund may not invest more than 25% of its total assets in any one industry.
Each fund may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, may not exceed 33% of    a fund's     total
assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide assistance with these services. Each fund also pays OTHER EXPENSES, which are explained on page .
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
EMERGING MARKETS FUND, FRANCE FUND, GERMANY FUND, HONG KONG AND CHINA FUND, JAPAN SMALL COMPANIES FUND, LATIN AMERICA FUND, NORDIC FUND, AND UNITED KINGDOM FUND. The management fee is calculated and paid to FMR every month. The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
   For October 1996, the group fee rate was .3037%. The individual fund fee rate is .45% for each fund. The total management fee rate for the fiscal year ended October 1996 was .76% for Emerging Markets Fund and Latin America Fund. The total management fee rate for the fiscal year ended October 1996 was .75% for France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund. The total management fee rate for the fiscal year ended October 1996, after reimbursement, was .00% for France Fund, Germany Fund, Nordic Fund, and United Kingdom Fund.
CANADA FUND, EUROPE FUND, EUROPE CAPITAL APPRECIATION FUND, JAPAN FUND, PACIFIC BASIN FUND, AND SOUTHEAST ASIA FUND. The management fee is calculated and paid to FMR every month. The amount of the fee is determined by taking a BASIC FEE and then applying a PERFORMANCE ADJUSTMENT. The performance adjustment either increases or decreases the management fee, depending on how well a fund has performed relative to its benchmark index.
Management   =   Basic   +/-   Performance
fee              fee           adjustment

THE BASIC FEE (calculated monthly) is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by a fund's average net assets. The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
For October 1996, the group fee rate was    .3037    %. The individual fund
fee rate for each fund is .45%.    The     basic fee rate for    the fiscal
year ended October 1996     was    .76% for Canada Fund, Europe Fund,
Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund.
THE PERFORMANCE ADJUSTMENT rate is calculated monthly by comparing each fund's performance to that of its benchmark index over the most recent 36-month period. The difference is translated into a dollar amount that is added to or subtracted from the basic fee. The maximum annualized performance adjustment rate is ".20%.
FUND                               BENCHMARK

Canada Fund                        TSE 300 Index

Europe Fund                        MSCI Europe Index

Europe Capital Appreciation Fund   MSCI Europe Index

Japan Fund                         TOPIX Index

Pacific Basin Fund                 MSCI Pacific Index

Southeast Asia Fund                MSCI Far East ex-Japan Free Index

                                             Manage
Fund                                         ment
                                             Fee

Canada Fund                                  .45    %

Europe Fund                                  .84%

   Europe Capital Appreciation Fund          .80%

   Japan Fund                                .68%

   Pacific Basin Fund                        .75%

   Southeast Asia Fund                       .65%

FMR HAS SUB-ADVISORY AGREEMENTS with four affiliates: FMR U.K., FMR Far
East,    FIJ,     and FIIA. FIIA in turn has a sub-advisory agreement with
FIIAL U.K. FMR U.K. focuses on issuers based in Europe. FMR Far East focuses on issuers based in Asia and the Pacific Basin. FIJ focuses on issuers based in Japan and elsewhere around the world. FIIA focuses on issuers based in Hong Kong, Australia, New Zealand, and Southeast Asia (other than Japan). FIIAL U.K. focuses on issuers based in the United Kingdom and Europe.
The sub-advisers are compensated for providing investment research and advice. FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services. FMR pays FIJ and FIIA 30% of its management fee associated with investments for which the sub-adviser provided investment advice. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis. FIIA pays FIIAL U.K. a fee equal to 110% of the cost of providing these services.
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
The funds contract with FSC to perform many transaction and accounting functions. These services include processing shareholder transactions,
valuing each fund's investments, and handling securities loans. In    the
fiscal year ended October 1996,     the funds paid FSC the fees, before
reimbursement, outlined in the following chart.
Fund                                         Fee to
                                             FSC

Canada Fund                                  0.45
                                                 %

Emerging Markets Fund                        0.36
                                             %

   Europe Fund                               0.36
                                             %

   Europe Capital Appreciation Fund          0.40
                                             %

   France Fund                               1.38
                                             %

   Germany Fund                              1.40
                                             %

   Hong Kong and China Fund                  0.44
                                             %

   Japan Fund                                0.39
                                             %

   Japan Small Companies Fund                0.38
                                             %

   Latin America Fund                        0.40
                                             %

   Nordic Fund                               0.93
                                             %

   Pacific Basin Fund                        0.40
                                             %

   Southeast Asia Fund                       0.34
                                             %

   United Kingdom Fund                       3.08
                                             %

The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the commissions paid by a fund to reduce that fund's custodian or transfer agent fees.
   For the fiscal year ended October 1996, the p    ortfolio turnover rates
are outlined in the table below. These rates vary from year to year. High turnover rates increase transaction costs, and may increase taxable capital gains. FMR considers these effects when evaluating the anticipated benefits of short-term investing.
   Fund                                      Turnove
                                             r %

   Canada Fund                               139%

   Emerging Markets Fund                     77%

   Europe Fund                               45%

   Europe Capital Appreciation Fund          155%

   France Fund                               129%

   Germany Fund                              133%

   Hong Kong and China Fund                  118%

   Japan Fund                                83%

   Japan Small Companies Fund                66%

   Latin America Fund                        70%

   Nordic Fund                               35%

   Pacific Basin Fund                        85%

   Southeast Asia Fund                       102%

   United Kingdom Fund                       50%

YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
       You may purchase or sell shares of the funds through an investment
professional, including a broker,    who may charge you a transaction fee
for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in a fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be
modified    .
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
   The account guidelines that follow may not apply to certain retirement accounts. If you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number or Fidelity directly, as appropriate.

WAYS TO SET UP YOUR ACCOUNT

INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to save up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax deductible contributions for themselves and any eligible employees up to $30,000 per year.
SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, INSTITUTIONS, OR OTHER GROUPS
Requires a special application.
HOW TO BUY SHARES
ONCE EACH BUSINESS DAY, TWO SHARE PRICES ARE CALCULATED FOR EACH FUND: the offering price and the net asset value (NAV). If you qualify for a sales charge waiver as described on page , your share price will be the NAV. If you pay a sales charge as described on page , your share price will be the offering price. When you buy shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described on page . If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or (small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT  $2,500
For Fidelity retirement accounts  $500
TO ADD TO AN ACCOUNT  $250
For Fidelity retirement accounts $250
Through regular investment plans* $100
MINIMUM BALANCE $1,000
For Fidelity retirement accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO
"INVESTOR SERVICES   ,    " PAGE .
These minimums may vary for investments through Fidelity Portfolio Advisory Services. Refer to the program materials for details.
YOUR ACCOUNT
Key Information
Phone 1#800#544#7777
S
To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
S
To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum
Money Line: $50,000.
Mail
S
To open an account, complete and sign the application. Make your check payable to the complete name of the fund of your choice. Mail to the address indicated on the application.
S
To add to an account, make your check payable to the complete name of the fund.
Indicate your fund account number on your check. Mail to the address printed on your account statement.
S
Exchange by mail: Call 1#800#544#6666 for instructions.
In Person
S
To open an account, bring your application and check to a Fidelity Investor

Center. Call 1#800#544#9797 for the center nearest you.
S
To add to an account, bring your check to a Fidelity Investor Center. Call 1#800#544#9797 for the center nearest you.
(null)(null)Wire
Not available for retirement accounts.
S
To open an account, call 1#800#544#7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
S
To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
S
Wire address: Bankers Trust Company, Bank Routing #021001033, Account #
00163053.
Automatically
New accounts cannot be opened with these services.
S
Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1#800#544#6666.
S
Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call 1#800#544#6666 for instructions.
(tdd_graphic)(tdd_graphic)
TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
(null)
How to Sell Shares
You can arrange to take money out of your fund account at any time by selling
(redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated at 4 p.m. Eastern time.
To sell shares in a non#retirement account,
 you may use any of the methods described on these two pages.
To sell shares in a Fidelity retirement account,
 your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1#800#544#6666 for a retirement distribution form.
If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open ($500 for retirement accounts).
To sell shares by bank wire or Fidelity Money Line, you will need to sign up for these services in advance.
Certain requests must include a signature guarantee.
 It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
S
You wish to redeem more than $100,000 worth of shares, S
Your account registration has changed within the last 30 days, S
The check is being mailed to a different address than the one on your account
(record address),
S
The check is being made payable to someone other than the account owner, or S
The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including
Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association.
A notary public cannot provide a signature guarantee.
Selling Shares in Writing
Write a "letter of instruction" with:
S
Your name,
S
The fund's name,
S
Your fund account number,
S
The dollar amount or number of shares to be redeemed, and S
Any other applicable requirements listed in the table at right.
Unless otherwise instructed, Fidelity will send a check to the record address.
Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266#0602
Fees and Key Information
If you sell shares of Canada Fund, Emerging Markets Fund, France Fund,
Germany
Fund, Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund,
Latin
America Fund, Nordic Fund, Southeast Asia Fund, and United Kingdom Fund after holding them less than 90 days, the fund will deduct a redemption fee equal to 1.50% of the value of those shares. If you sell shares of Europe Fund, Europe
Capital Appreciation Fund, and Pacific Basin Fund after holding them less than
90 days, the fund will deduct a redemption fee equal to 1.00% of the value of the shares.
      PHONE 1-800-544-7777

      ALL ACCOUNT TYPES EXCEPT RETIREMENT

      (small solid bullet) Maximum check request: $100,000.

      (small solid bullet) For Money Line transfers to your bank account;
minimum:
$10; maximum: $100,000.
      ALL ACCOUNT TYPES

      (small solid bullet) You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.











      MAIL OR IN PERSON

      INDIVIDUAL, JOINT TENANTS, SOLE PROPRIETORSHIPS, UGMA, UTMA

      (small solid bullet) The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.

      RETIREMENT ACCOUNTS

      (small solid bullet) The account owner should complete a retirement distribution form. Call 1-800-544-6666 to request one.
      TRUSTS

      (small solid bullet) The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
      BUSINESSES OR ORGANIZATIONS

      (small solid bullet) At least one person authorized by corporate resolution to act on the account must sign the letter.
      (small solid bullet) Include a corporate resolution with corporate seal or a signature guarantee.
      EXECUTORS, ADMINISTRATORS, CONSERVATORS, GUARDIANS

      (small solid bullet) Call 1-800-544-6666 for instructions.























      WIRE

      ALL ACCOUNT TYPES EXCEPT RETIREMENT

      (small solid bullet) You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-544-6666.
      Minimum wire: $5,000.

      (small solid bullet) Your wire redemption request must be received by

Fidelity before 4 p.m. Eastern time for money to be wired on the next business day.







(tdd_graphic)(tdd_graphic)
TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
YOUR ACCOUNT


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports    and
prospectuses     will be mailed to your household, even if you have more
than one account in the fund. Call 1-800-544-6666 if you need copies of
financial reports,    prospectuses,     or historical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase.
Note that exchanges out of a fund are limited to four per calendar year, and that they may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page . SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. Because of the funds' sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying shares on a regular basis.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.

24-HOUR SERVICE
ACCOUNT ASSISTANCE 1-800-544-6666
ACCOUNT TRANSACTIONS 1-800-544-7777
PRODUCT INFORMATION 1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM 1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR INVESTOR PLANS

FIDELITY AUTOMATIC ACCOUNT BUILDER SM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account,
          quarterly     complete the
                        appropriate section
                        on the fund
                        application.
                        (small solid bullet) For existing
                        accounts, call
                        1-800-544-6666 for
                        an application.
                        (small solid bullet) To change the
                        amount or frequency
                        of your investment,
                        call 1-800- 544-6666
                        at least three
                        business days prior
                        to your next
                        scheduled
                        investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUNDA
MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Check the
          period       appropriate box on
                       the fund application,
                       or call
                       1-800-544-6666 for
                       an authorization
                       form.
                       (small solid bullet) Changes require a
                       new authorization
                       form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) To establish, call
          bimonthly,       1-800-544-6666
          quarterly, or    after both accounts
          annually         are opened.
                           (small solid bullet) To change the
                           amount or frequency
                           of your investment,
                           call 1-800-544-6666.

A BECAUSE THEIR SHARE PRICES FLUCTUATE, THESE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, dividends and capital gains are distributed in December.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each fund offers four options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. SHARES PURCHASED THROUGH REINVESTMENT of dividend and capital gain distributions are not subject to the funds' 3% sales charge. Likewise, if you direct distributions to a fund with a 3% sales charge, you will not pay a sales charge on those purchases.





UNDERSTANDING DISTRIBUTIONS
As a fund shareholder, you are entitled to your
share of the fund's net income and gains on its
investments. The fund passes these earnings
along to its investors as DISTRIBUTIONS.
Each fund earns dividends from stocks and
interest from bond, money market and other
investments. These are passed along as
DIVIDEND DISTRIBUTIONS. A fund realizes
capital gains whenever it sells securities for a
higher price than it paid for them. These are
passed along as CAPITAL GAIN DISTRIBUTIONS.
(checkmark)
When a fund deducts a distribution from its NAV, the reinvestment price is the fund's NAV at the close of business that day. Cash distribution checks will be mailed within seven days
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND."    If you buy shares when a fund has realized but not
yet distributed income or capital gains,     you will pay the full price
for the shares and then receive a portion of the price back in the form of a taxable distribution.
CURRENCY CONSIDERATIONS. If a fund's dividends exceed its taxable income in any year, which is sometimes the result of currency-related losses, all or a portion of the fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the funds may adjust their dividends to take currency fluctuations into account, which may cause the dividends to vary. Any return of capital will reduce the cost basis of your shares, which will result in a higher reported capital gain or a lower reported capital loss when you sell your shares. The statement you receive in January will specify if any distributions included a return of capital.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV and offering price as of the close of business of the NYSE, normally 4 p.m. Eastern time.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Each fund's assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency
into U.S. dollars using current exchange rates.    Short-term securities
with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's market value. In
addition, if     quotations are not readily available, or if the values
have been materially affected by events occurring after the closing of a
foreign market, assets    may be     valued by a method that the Board of
Trustees believes accurately reflects fair value.
THE OFFERING PRICE (price to buy one share) is the fund's NAV divided by
the    sum     of one minus the applicable sales charge percentage. The
maximum sales charge is 3% of the offering price. The REDEMPTION PRICE (price to sell one share) is the fund's NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead. CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
THE REDEMPTION FEE, if applicable, will be deducted from the amount of your redemption. This fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If shares you are redeeming were not all held for the same length of time, those shares you held longest will be redeemed first for purposes of determining whether the fee applies.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid as a sales charge), subject to an annual maximum charge of $60.00 per shareholder. It is expected that accounts will be valued on the second Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs of servicing smaller accounts. The fee will not be deducted from retirement accounts (except non-prototype retirement accounts), accounts using regular investment plans, or if total assets in Fidelity funds exceed $50,000. Eligibility for the $50,000 waiver is determined by aggregating Fidelity mutual fund accounts maintained by FSC or FBSI which are registered under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $1,000, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC collects the proceeds from each fund's 3% sales charge and may pay a portion of them to securities dealers who have sold the fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be
   available     for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
REDUCTIONS. A fund's sales charge may be reduced if you invest directly with Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. However, purchases made with assistance or intervention from a financial intermediary are not eligible. Call Fidelity to see if your purchase qualifies.

                     Sales Charge

Ranges               As a % of Offering Price   As an approximate % of net amount invested

$0 - 249,999         3%                         3.09%

$250,000 - 499,999   2%                         2.04%

$500,000 - 999,999   1%                         1.01%

$1,000,000 or more   none                       none


The sales charge will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds (not including Fidelity's Foreign Currency Funds). Similarly, your shares carry credit for any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares or a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.
1. By exchange from another Fidelity fund.
2. With proceeds of a transaction within a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.
3. With redemption proceeds from one of Fidelity's Foreign Currency Funds, if the Foreign Currency Fund shares were originally purchased with redemption proceeds from a Fidelity fund.
4. Through the Directed Dividends Option (see page ).
5. By participants in The CORPORATEplan for Retirement Program when shares are purchased through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.
WAIVERS. A fund's sales charge will not apply:
1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.
2. To shares in a Fidelity account purchased with the proceeds of a distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested
in Fidelity-managed products.    (Distributions transferred to an IRA
account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).
3. If you are a charitable organization (as defined    for purposes of
    Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.
4. If you purchase shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined
f   or purposes of S    ection 501(c)(3) of the Internal Revenue Code).
5. If you are an investor participating in the Fidelity Trust Portfolios program.
   6. To shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager.
7. To shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services.
8. If you are a current or former trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp.
   or Fidelity International Limited     or    their     direct or indirect
subsidiaries (a Fidelity trustee or employee), the spouse of a Fidelity trustee or employee, a Fidelity trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity trustee or employee.
9. If you are a bank trust officer, registered representative, or other employee of a qualified recipient, as defined on page .
10. To contributions and exchanges to a prototype or prototype-like retirement plan sponsored by FMR Corp. or FMR and which is marketed and distributed directly to plan sponsors or participants without any assistance or intervention from any intermediary distribution channel.
11. If you invest through a non-prototype pension or profit-sharing plan that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver agreement confirming its qualification.
12. If you are a registered investment adviser (RIA) purchasing for your discretionary accounts, provided you execute a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. Except for correspondents of National Financial Services Corporation, this waiver is available only for shares purchased directly from Fidelity, and is unavailable if the RIA is part of an organization principally engaged in the brokerage business.
13. If you are a trust institution or bank trust department purchasing for your non-discretionary, non-retirement fiduciary accounts, provided you execute a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
These waivers must be qualified through FDC in advance. More detailed information about waivers (1), (2), (5), (10), and (12) is contained in the Statement of Additional Information. A representative of your plan or organization should call Fidelity for more information.
FIDELITY'S TARGETED INTERNATIONAL EQUITY FUNDS
FIDELITY CANADA FUND, FIDELITY EMERGING MARKETS FUND, FIDELITY EUROPE FUND, FIDELITY EUROPE CAPITAL APPRECIATION FUND, FIDELITY FRANCE FUND, FIDELITY GERMANY FUND, FIDELITY HONG KONG AND CHINA FUND, FIDELITY JAPAN FUND, FIDELITY JAPAN SMALL COMPANIES FUND, FIDELITY LATIN AMERICA FUND, FIDELITY NORDIC FUND, FIDELITY PACIFIC BASIN FUND, FIDELITY SOUTHEAST ASIA FUND, AND FIDELITY UNITED KINGDOM FUND
FUNDS OF FIDELITY INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
   DECEMBER 30, 1996
This Statement is not a prospectus but should be read in conjunction with
the funds' current Prospectus (dated December 30, 1996).    Please
retain this document for future reference. The funds' financial statements and financial highlights, included in the Annual Report for the fiscal year
ended October 31,    1996,     are incorporated herein by reference. To
obtain an additional copy of the Prospectus or the Annual Report, please call Fidelity Distributors Corporation at 1-800-544-8888.

TABLE OF CONTENTS                                                               PAGE

Investment Policies and Limitations

Special Considerations Affecting Europe

Special Considerations Affecting Japan, The Pacific Basin, and Southeast Asia

Special Considerations Affecting Canada

Special Considerations Affecting Latin America

Portfolio Transactions

Valuation of Portfolio Securities

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix


INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
Fidelity International Investment Advisors (FIIA)
Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.) Fidelity Investments Japan Ltd. (FIJ)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service Co. (FSC)
TIF-   pt    b-1296
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
Each fund's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.
INVESTMENT LIMITATIONS OF CANADA FUND
(CANADA FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the value of the fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing and selling marketable securities issued by companies or other entities or investment vehicles that deal in real estate or interests therein, nor shall this prevent the fund from purchasing interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Investment limitation (3) is construed in conformity with the 1940 Act, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF EMERGING MARKETS FUND
(EMERGING MARKETS FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of such issuer, or (b) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute short sales;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of the fund's total assets by reason of a decline in net assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities (but this shall not prevent the fund from purchasing or selling options and futures contracts or instruments backed by physical commodities); or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (for this purpose, purchasing debt securities and engaging in repurchase agreements do not constitute lending).
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short.
(ii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iii) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(iv) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(vii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (vii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF EUROPE FUND
(EUROPE FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of a fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Investment limitation (3) is construed in conformity with the 1940 Act, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF EUROPE CAPITAL APPRECIATION FUND
(EUROPE CAPITAL APPRECIATION FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF FRANCE FUND
(FRANCE FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii   i    )  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF GERMANY FUND
(GERMANY FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii   i    )  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF HONG KONG AND CHINA FUND
(HONG KONG AND CHINA FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xiii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF JAPAN FUND
(JAPAN FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF JAPAN SMALL COMPANIES FUND
(JAPAN SMALL COMPANIES FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii   i    )  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF LATIN AMERICA FUND
(LATIN AMERICA FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(ix) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(x) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xi) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For purposes of limitation (viii), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF NORDIC FUND
(NORDIC FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(xii   i    )  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF PACIFIC BASIN FUND
(PACIFIC BASIN FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof: (i) more than 5% of the fund's total assets would be invested in the securities of such issuer or (ii) the fund would hold more than 10% of the voting securities of such issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33 1/3% of a fund's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite any issue of securities (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(5) purchase the securities of any issuer (other than obligations issued or guaranteed by the government of the United States, its agencies or instrumentalities) if, as a result thereof, more than 25% of the fund's total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry;
(6) purchase or sell real estate (but this shall not prevent the fund from investing in marketable securities issued by companies such as real estate investment trusts which deal in real estate or interests therein and participation interests in pools of real estate mortgage loans);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of the fund's total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
Investment limitation (3) is construed in conformity with the 1940 Act, and, accordingly, "three business days" means three days, exclusive of Sundays and holidays.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the fund's net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(viii) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(ix) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (x) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF SOUTHEAST ASIA FUND
(SOUTHEAST ASIA FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(4) underwrite securities issued by others except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable, or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation (iv) would exceed 15% as appropriate of the funds net assets.
(vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements).
(vii) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the fund's net assets. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the fund in units or attached to securities are not subject to these restrictions.
(xii) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
(xiii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the Trust and those officers and directors of FMR who individually own more than 1/2 of 1% of those securities of such issuers together own more than 5% of such issuer's securities.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT LIMITATIONS OF UNITED KINGDOM FUND
(UNITED KINGDOM FUND)
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or
(7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or
instrumentalities,    or securities of other investment companies    ) if,
as a result, the fund would hold more than 10% of the outstanding voting securities of that issuer.
(iii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iv) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) The fund does not currently intend to purchase interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships that are not listed on an exchange or traded on the NASDAQ National Market System if, as a result, the sum of such interests and other investments considered illiquid under limitation
(vi) would exceed 15% of the fund's net assets.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to (a) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (b) purchase or retain
securities issued by other open-end investment companies.    Limitations
(a) and (b) do not apply (i) to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger, or (ii) to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC.
(x) The fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.
(xi) The fund does not currently intend to invest in oil, gas, or other mineral exploration or development programs or leases.
   (xii) The fund does not currently intend to purchase the securities of any issuer if those officers and Trustees of the trust and those officers and directors of FMR who individually own more than 1/2 of 1% of the securities of such issuer together own more than 5% of such issuer's securities.
(x   i    ii)  The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
   For purposes of limitation (i), Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
For purposes of limitation (x), pass-through entities and other special purpose vehicles or pools of financial assets, such as issuers of asset-backed securities or investment companies, are not considered "business enterprises."
For the fund's limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
INVESTMENT POLICIES FOR FIDELITY EMERGING MARKETS FUND
COUNTRIES NOT CONSIDERED TO HAVE EMERGING MARKETS. Countries currently not considered to have an emerging market economy are as follows: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
INVESTMENT POLICIES SHARED BY THE FUNDS
   The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. FMR may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goal. AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated persons" of the fund under the Investment Company Act of 1940. These transactions may include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the Securities and Exchange Commission (SEC), the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
CLOSED-END INVESTMENT COMPANIES. Each fund may purchase the shares of closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.
Foreign investments involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Such actions may include the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There is no assurance that FMR will be able to anticipate these potential events or counter their effects. These risks are magnified for investments in developing countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.
Economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign markets may offer less protection to investors than U.S. markets. It is anticipated that in most cases the best available market for foreign securities will be on an exchange or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign security trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may result in increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer, and may involve substantial delays. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investors. In general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. It may also be difficult to enforce legal rights in foreign countries. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers.
Some foreign securities impose restrictions on transfer within the United States or to U.S. persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. American Depositary Receipts (ADR's) as well as other "hybrid" forms of ADRs including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.
FOREIGN CURRENCY TRANSACTIONS. The funds may conduct foreign currency transactions on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. The funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers generally do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Forward contracts are generally traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
Each fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by each fund. The funds may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
When a fund agrees to buy or sell a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the fund will be able to protect itself against an adverse change in foreign currency values between the date the security is purchased or sold and the date on which payment is made or received. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." The funds may also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
The funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling - for example, by entering into a forward contract to sell Deutschemarks or European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
Each fund may enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. For example, if a fund held investments denominated in Deutschemarks, the fund could enter into forward contracts to sell Deutschemarks and purchase Swiss Francs. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause the fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the funds will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The funds will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
Successful use of currency management strategies will depend on FMR's skill in analyzing and predicting currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency exchange rates, and could result in losses to the fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a time when FMR had hedged a fund by selling that currency in exchange for dollars, the fund would be unable to participate in the currency's appreciation. If FMR hedges currency exposure through proxy hedges, a fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if FMR increases a fund's exposure to a foreign currency, and that currency's value declines, the fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to the funds or that it will hedge at an appropriate time. FOREIGN REPURCHASE AGREEMENTS. Foreign repurchase agreements may include agreements to purchase and sell foreign securities in exchange for fixed U.S. dollar amounts, or in exchange for specified amounts of foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased by a fund may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, the fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if the fund is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets or relating to emerging markets may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
FUNDS' RIGHTS AS A SHAREHOLDER. The funds do not intend to direct or administer the day-to-day operations of any company. Each fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS.    Each     fund has filed
a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets, before engaging in any purchases or sales of futures contracts or options on futures contracts. The funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums. In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options
discussed elsewhere in this    SA    I, are not fundamental policies and
may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
Investments currently considered by the funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 15% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES. Each fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. Indexed securities may be more volatile than the underlying instruments.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
       ISSUER LOCATION.    FMR determines where an issuer or its principal
business activities are located by looking at such factors as its country of organization, the primary trading market for its securities, and the location of its assets, personnel, sales, and earnings. The issuer of a security is considered to be located in a particular country if (1) the security is issued or guaranteed by the government of the country or any of its agencies, political subdivisions, or instrumentalities; (2) the security has its primary trading market in that country; or (3) the issuer is organized under the laws of that country, derives at least 50% of its revenues or profits from goods sold, investments made, or services performed in the country, or has at least 50% of its assets located in the country.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to each fund's policies regarding the quality of debt securities.
Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a fund does not receive scheduled interest or principal payments on such indebtedness, the fund's share price and yield could be adversely affected. Loans that are fully secured offer a fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a fund. For example, if a loan is foreclosed, the fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, each fund relies on FMR's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the fund.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, each fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a fund were determined to be subject to the claims of the agent's general creditors, the fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by each fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the fund to pay additional cash on demand. These commitments may have the effect of requiring the fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid. Each fund will set aside appropriate liquid assets in a segregated custodial account to cover its potential obligations under standby financing commitments.
Each fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see limitations (1) and (5) for Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Latin America Fund, Pacific Basin Fund, and Southeast Asia Fund; limitations (1) and (7) for Emerging Markets Fund; and limitations (4) and
(i) for France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund). For purposes of these limitations, each fund generally will treat the borrower as the "issuer" of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between each fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
LOWER-QUALITY DEBT SECURITIES. While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession.
The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to dispose of these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for the fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING. A fund may lend securities to parties such as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SECURITIES OF SMALL CAPITALIZATION COMPANIES. Smaller capitalization companies may have limited product lines, markets, or financial resources. These conditions may make them more susceptible to setbacks and reversals. Therefore, their securities may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies.
SHORT SALES "AGAINST THE BOX." If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
SOVEREIGN DEBT OBLIGATIONS. Each fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.
SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A fund is not limited to any particular form of swap agreement if FMR determines it is consistent with the fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
Each fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
WARRANTS. Warrants are securities that give a fund the right to purchase equity securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets if the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to expiration date. These factors can make warrants more speculative than other types of investments.

SPECIAL CONSIDERATIONS AFFECTING EUROPE
   New developments surrounding the creation of a unified common market in Europe have helped to reduce physical and economic barriers, promoting the free flow of goods and services throughout western Europe. These new developments could make this new unified market one of the largest in the world. However, growth slowed more markedly than expected during 1995 in the region, leading to further increases in unemployment in some countries from already high levels and also to fears of a new economic downturn. The most pronounced deterioration in cyclical conditions since early 1995 has been in Germany, France, several other countries closely linked to the deutsche mark, and Switzerland. In response, short-term interest rates have been reduced significantly and several countries have taken various fiscal and structural measures to revive confidence and stimulate job creation. The timing and strength of the expected pickup in activity in these countries is somewhat uncertain, but the conditions appear to be in place for a quickening in the pace of economic growth during 1997. A strengthening of activity in these countries is essential to put unemployment securely on a downward path and to facilitate fiscal consolidation in accordance with the agreed timetable for Economic and Monetary Union (EMU). Conversely, a prolonged period of lackluster growth could exacerbate doubts about the EMU timetable and might lead to tensions in financial markets.
The eastern European countries, after several years of declining output, have generally shown dramatic growth in 1994 and 1995. Despite formidable obstacles and major differences among countries and regions, many nations are making substantial progress in their efforts to become market-oriented economies. Poland, the Czech and Slovak Republics, and Slovenia, have achieved some of the most impressive results. Disciplined financial policies, structural reforms, trade liberalization, and rapid growth of trade, especially with western Europe, are important factors contributing to the rapid transformation that is taking place in these economies. Many of the countries that are less advanced in the transition, including some of the former Soviet republics, have made significant progress with structural reform, including price liberalization, privatization, and the dismantling of trade barriers. There has been progress toward macroeconomic stability, although the sustainability of recent reductions in inflation is in doubt in some cases. Output appears to have bottomed out during 1995 in Russia, but political instability in 1996 dampened prospects for a quick economic recovery. Economic prospects have also improved in Kazakstan, the Kyrgyz Republic, Moldova, Armenia, Georgia, and Uzbekistan. Ukraine made considerable progress with stabilization and systemic reform in 1995; in the absence of policy slippage, the decline in output should bottom out in 1996. In Belarus, Tajikistan, and Turkmenistan, where reform and stabilization efforts have been inadequate thus far, the contraction of output may well continue. Armed conflicts continue to delay the necessary reforms in several other countries, but throughout the former Yugoslavia prospects for recovery have now improved following the cessation of hostilities in Bosnia and Herzegovina.
Notwithstanding the continued economic difficulties in many countries, recent positive developments offer hope for a cooperative growth strategy in the near term, which could also permit a strengthening of global economic performance over the medium term. Efforts to enhance assistance to countries affected by the transition to market-based trading systems occurring in central Europe and the former Soviet Union, and to low-income countries to support strengthened stabilization and restructuring efforts, are moving forward. Many of the transition countries have achieved considerable progress with macroeconomic stabilization and reform, and fruits of their efforts to transform their economies are increasingly visible.
The European Union (EU) consists of 15 member states including Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, the United Kingdom, Austria, Finland and Sweden. In 1986, the member states of the EU signed the "Single European Act", an agreement committing these countries to the establishment of a market among themselves, unimpeded by internal barriers or hindrances to the free movement of goods, persons, services, or capital. To meet this goal, a series of directives have been issued to the member states. Compliance with these directives is designed to eliminate three principal categories of barriers: (1) physical frontiers, such as customs posts and border controls; (2) technical barriers (which include restrictions operating within national territories) such as regulations and norms for goods and services (product standards); discrimination against foreign bids (bids by other EU members) on public purchases; or restrictions on foreign requests to establish subsidiaries; and (3) fiscal frontiers, notably value-added taxes, tariffs, or excises on goods or services imported from other EU states.
The ultimate goal of this project is to achieve a large unified domestic European market in which available resources would be more efficiently allocated through the elimination of the above-mentioned barriers and the added costs associated with those barriers. Elimination of these barriers would simplify product distribution networks, allow economies of scale to be more readily achieved, and free the flow of capital and other resources. The Maastricht Treaty on economic and monetary union (EMU) attempts to provide its members with a stable monetary framework consistent with the EU's broad economic goals. But until the EMU takes effect, which is intended to occur before 1999, the community will face the need to reinforce monetary cooperation in order to reduce the risk of a recurrence of tensions between domestic and external policy objectives.
The total European market, as represented by EU countries, consists of over 370 million consumers, making it larger currently than either the U.S. or Japanese markets. European businesses compete nationally and internationally in a wide range of industries including: telecommunications and information services, roads and transportation, building materials, food and beverages, broadcast and media, financial services, electronics, and textiles. Actual and anticipated actions on the part of member states to conform to the unified Europe directives have prompted interest and activity not only by European firms, but also by foreign entities anxious to establish a presence in Europe that will result from these changes. Indications of the effect of this response to a unified Europe can be seen in the areas of mergers and acquisitions, corporate expansion and development, GDP growth, and national stock market activity. In the long-term, economic unification of Europe could prove to be an engine for domestic and international growth.
FRANCE has welcomed foreign trade and foreign investment and, along with Germany, has emerged as a driving force within the Union. The country ranks high in manufacturing productivity, while its unionization rate is the lowest in the Union. The workforce is well-educated, yet labor is cheaper than in Germany. Both national and local officials have been actively soliciting international companies, particularly those with technological businesses encouraging them to build factories and subsidiaries in France. Recognizing the need for decentralization, the country has taken steps to build up industrial and technological areas away from Paris, in cities such as Marseilles. The government of prime minister Edouard Balladur drastically cut the corporate tax rate from one-half to one-third, and pledged to keep inflation at its current very low levels. Its successor under Alain Juppe has so far continued with these policies. However, France faces two problems that are not uncommon in Europe: persistent high unemployment (currently around 12.5%) and a high budget deficit of about 3.65% of GDP. These problems, although apparently not out of control, serve to hamper prosperity and will probably not be solved anytime soon.
At the end of 1995, France had the 4th largest GDP in the world and was the fifth largest market, with a market capitalization equal to 36% of nominal GDP. There are over 900 listed companies in the equity markets, and trading is on a par with capitalization by world standards.
The French equity securities market is relatively small compared to the United States' market. Trading practices are regulated by the French securities exchange authorities and the sale and resale of securities are generally less regulated than in the United States. Issuers of securities in France are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, shareholder proxy requirements, and the timely disclosure of information. In addition, accounting, auditing, and financial reporting standards are not comparable to United States standards and, therefore, less information may be available to investors investing in French securities than would be available in respect of investments in the securities of U.S. issuers in the United States. The French securities market may be more volatile and is less liquid than the major U.S. markets. As in the case of all foreign investments, the fund's investments may be adversely affected by any increase in applicable foreign taxes or by political, economic, or diplomatic developments.
A significant number of French enterprises are owned, directly or indirectly, in whole or in part, by the French state. In 1986, the French government announced an extensive privatization program, which was discontinued following the parliamentary elections of June 1988, after 31 state-controlled enterprises had been sold to the public. The previous French government had announced a new program of privatization which has so far been continued under the current government. However, investors should be aware that a future change of government, market, or economic factors in France could result in a change in policy on privatization.
GERMANY is generally regarded as the chief player in the Union. Germany is highly integrated into the world's economy and capital markets, and should continue to benefit from an ongoing world recovery from recession. From 1988 through 1992, real Gross National Product in Germany grew at a healthy average of 3.5%. But 1993, which saw GNP down 2.1%, was the worst year since the beginning of the postwar Wirtschaftswunder. In 1994, Germany began to recover from recession, but rising interest rates kept the lid on market advances. Growth was slow through much of 1995. As of the end of 1995, Germany was the fourth largest market in the world, with market capitalization equal to about $670 billion. (the U.S. market was number one, with over $5 trillion in capitalization) and had 1,622 listed companies (by comparison, the U.S. has well over 8,000 listed companies). Exports, a key part of the German economy, may be poised to increase, although the weak U.S. dollar means that German goods should be more expensive in the important U.S. market, thus reducing demand.
While Germany's equity market appears to be highly valued by some measures, the market as a whole is small compared to the economy. European investors have lagged their U.S. counterparts in making equity investments, although this has been changing. At the same time, new issues are not abundant in Germany, meaning that any increasing market demand should be focused largely on existing issues. However, Germany is currently privatizing its telecommunications utility Deutsche Telekom, a landmark privatization for the country. The high valuations of German stocks may also prove supportable by the country's central role in the Union and its success in developing the eastern part of the country and the former Eastern bloc countries for its manufacturing purposes.
In Germany the progress of the European Union continues to be slow but steady and the costs of assimilating the former east German state continue to pose the greatest financial pressure. Costs for this project were greatly underestimated: since unification in 1990, the government has had to transfer money to the east in the amount of 4% - 5% of Gross Domestic Product. To raise this money, the government has had to levy extra taxes. These taxes have effectively offset advances in consumer income, and have led to the political necessity of down sizing government and maintaining a tight monetary policy. In order to comply with the terms of Maastricht, Germany must simultaneously reduce its government debt. The failure, either political or economic, of Germany's ability to cut spending while also finding the money to restore the east to fiscal health could have repercussions for the stock market.
Germany is also facing pressures to reform its welfare and social security programs, and must also comply with a court order to reform its tax system. While the country does not appear to be in any risk of governmental crisis, all of the factors mentioned above could lead to a shift in domestic policies, with a potential shift in the political landscape not out of the question.
Much of Germany's fiscal health and prosperity over the next few years depends on the continued growth of capitalism in the former Eastern bloc states. If this growth does not materialize, or if political events intercede, there could be negative financial repercussions for Germany. Growth, which was weak in 1995, may remain weak beyond 1996 as Germany must restructure its economy and social welfare system, overcoming resistance from organized labor and opposition parties, or risk continued slow growth and decreased competitiveness.
NORDIC COUNTRIES. Denmark, Sweden, and Finland are member of the Union while Norway has rejected membership. These Nordic countries have a combined total population of only 23 million, roughly equal to that of the state of California. Productivity, as measured by Gross Domestic Product per capita, is well above the European average in all countries except Finland, where it stands at about the average. The Nordic countries appear poised for stable growth. In 1997, real GDP is expected to increase by between 1.5% and 2.0% in Sweden and Denmark, and between 2.5 and 3.1% in Finland and Norway. At the end of 1995, all four Nordic countries ranked in the top 30 worldwide in terms of market capitalization. The chief industries in the region are machinery, textiles, furniture, electronics, dairy, metals, ship building, clothing, engineering, chemicals, food processing, fishing, paper, oil and gas, autos, and shipping. The number of listed companies is small; at the end of 1995, Denmark had just over 250; Sweden, 220; Norway, 165; and Finland, 73.
Foreign ownership of Nordic stocks has grown dramatically, increasing more than twenty-fold since 1992. One reason for the appeal of Nordic stocks is that the companies in these countries tend to be widely diversified in the geographic areas in which they do business; thus the performance of a company may not be as closely linked to the state of the local economy as it is in many countries. There are, however, potential disincentives to foreign investors such as significant non-refundable dividend withholding tax rates.
The establishment of stronger links with their neighbors to the south will likely be accompanied by substantial change in several aspects of the Nordic countries' economies, particularly in the area of government spending. The extensive social welfare system that was the envy of much of the world in the 1960s and 1970s has proved to be extremely costly during the subsequent decades of more modest prosperity. In Norway, these benefits were financed through oil and gas exports, but in other Nordic countries they have tended to result in growing government debts and deficits.
The populations of the Nordic countries have become accustomed to generous benefits for unemployment, sick leave, child care, elder care, and general public welfare, along with state-provided medical care. With the exception of Denmark, each country also has a history of supporting an inefficient agricultural sector with a level of subsidies doubling the European average. Public spending in the Nordic countries accounts for 40% or more of GDP.
Unemployment remains fairly high, ranging in 1995 from 5% in Norway to 17% in Finland, but is projected to improve gradually. The income scale in the Nordic countries tends to be comparatively flat, both with regard to age and skill; thus there is little income advantage to be gained by career advancement. Almost half of personal disposable income received by Swedes was the result of transfer payments, or redistributions of wealth. In Norway, the number of industrial jobs has fallen by about 100,000 since 1972, while government employment has doubled.
Once the full terms of the Maastricht Treaty and other Union agreements are implemented, there will be strong pressures on the Nordic countries to bring their government spending more closely into line with those of Europe. Farms, particularly those closest to the European continent, will either be forced to improve efficiency or close down, while exports of Norwegian oil and gas and Finnish timber and mineral resources will need to find a place in the Union's trade policies if the Nordic countries are to prosper. National debts, which are high in Finland and Sweden, will need to be reduced. How well these goals can be accomplished without reversing the long-awaited growth trends that are now emerging in the Nordic countries remains to be seen.
The Nordic countries will also be challenged to keep their most skilled workers. Such workers are essential to the region's significant manufacturing and engineering businesses, but the implementation of the Union will make it easier for Nordic workers to seek employment in other member states. And while a favorable corporate tax structure has aided the largest Nordic companies in amassing the capital to make investments, many of them have been investing outside the region rather than domestically. While these problems are not insurmountable, a failure to address them could impair the prosperity of the Nordic countries, and with it the performance of their markets.
UNITED KINGDOM. Occupying most of the land area of the British Isles, the U.K. includes England, Wales, Scotland, and Northern Ireland. As of the end of 1995, the U.K. was the third largest market in the world, with market capitalization equal to U.S. $1.6 trillion (the U.S. market for that year was the world's largest market, with over $5 trillion in capitalization). There are about 1,600 listed companies in the U.K. equity markets, and trading volume is on a par with capitalization by world standards. The relatively high number of listings and the relatively low average company size mean that the behavior of the U.K. stock market is less likely to be dominated by the trading actions of a few large stocks.
The U.K. did not escape the effects of worldwide recession in 1993 and 1994; however, unlike most of its European neighbors, it managed a positive growth rate of 2% in 1993. Slower manufacturing output growth due to weakening exports and a fall in construction are expected to lead to real GDP growth of 2.7% in 1995. Large inventory build-ups in 1995, continued vulnerable consumer confidence, and the slow-down in world trade do not bode well for 1996, when growth is projected to be around 2.4%.
While foreign investment has been high, there are signs that it may not continue to grow at the same rate. Other Union members are actively recruiting investors, advertising their increased level of participation in the Union as a key to important trade benefits. Even some major British corporations, such as British Petroleum and Pilkington, have moved their headquarters onto the European continent. The U.K. lags in the percentage of its population that goes on to higher education, an important factor for technology-based businesses. Despite the opening of the new English Channel tunnel rail link to the continent, the government's spending on railways and other parts of the transportation infrastructure is well behind that of France and Germany.
Going forward, the U.K. appears poised for continued growth. Business investment has risen since 1992, and as asset utilization approaches current capacity, investment should continue to rise, with businesses needing to expand beyond their current size in order to meet increasing demand. Growth moderated in 1995 and was among the first European economies to recover in 1996.
While the U.K. is a member of the Union, domestic sentiment has not been wholly favorable towards Union involvement. A failed bid to tie the pound to the European Currency Unit (ECU), the proposed single currency for the Union, resulted in higher inflation. This event did not discourage negative sentiments. As a result, the U.K. has not been as actively involved in working with the architects of Union policies as it might have been, and has thus been less successful in ensuring that its needs and viewpoints were reflected in these policies. So far, the U.K. has allowed Germany and France to play the major roles in shaping the Union framework.
The Conservative government, which was strongly entrenched during the 1980s under Margaret Thatcher, has not been as powerful since that time and currently faces the possibility that it may lose control of the government. A continuing shift of sentiment towards the Labour Party, or a weakening of the Conservative's power, could produce a government that lacks the focus or the political will to address domestic issues and to play a strong role in the Union.
Though falling, the U.K. budget deficit is about 4% of GDP. Compounding a rising current account deficit, export growth has been hurt by world demand and the decreasing competitiveness of U.K. firms. In addition, increasing rates of capacity utilization will require the private sector to invest more in plant and equipment. All of these factors are likely to loom over prospects for economic growth in the future.
The conditions that have given rise to these developments are changeable, and there is no assurance that reforms will continue or that their goals will be achieved.
REAL GDP ANNUAL RATE OF GROWTH (ANNUAL % CHANGE)
 1995

Denmark          2.9%

France           2.4%

Germany          1.9%

Italy            3.2%

Netherlands      2.4%

Spain            3.0%

Switzerland      0.7%

United Kingdom   2.4%


Source:  World Economic Outlook, May 1996 (International Monetary Fund)
For national stock market index performance, please see the section on Performance beginning on page .
SPECIAL CONSIDERATIONS AFFECTING JAPAN, THE PACIFIC BASIN, AND SOUTHEAST
ASIA
   Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and Western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic, and social conditions; (iii) internal insurgencies;
(iv) hostile relations with neighboring countries; and (v) ethnic, religious, and racial disaffection.
The success of market reforms, and surge in infrastructure spending have fueled rapid growth in many developing countries in Asia. Rapidly rising household incomes have fostered large middle classes and new waves of consumer spending. Increases in infrastructure spending and consumer spending have made domestic demand the growth engine for these countries. Thus, their growth now depends less upon export to OECD countries. While exports may no longer be the sole source of growth for developing economies, improved competitiveness in export markets has contributed to growth in many of these nations. The increased productivity of many Asian countries has enabled them to achieve, or continue, their status as top exporters while improving their national living standards.
The emerging market economies of Asia are likely to remain particularly buoyant, although growth may likely moderate in several of them. This should help to alleviate inflationary pressures and reduce current account imbalances associated in part with large private capital inflows. Nevertheless, actions already taken in Indonesia, Malaysia, and Thailand to dampen domestic demand may need to be followed up by additional measures of restraint.
Thailand has one of the fastest-growing economies in the region, with over 8% average growth in recent years. The economy has until now been run on a strictly centralist principle, with five-year targets for most product sectors, but policies have now been relaxed to allow foreign companies into the market. Most of the Thai population rely on agriculture, largely in a subsistence capacity: rice, sugar, maize and vegetables are grown for the home market, while palm oil, fishing and (until the recent ban) timber extraction have been the main export crops. Industry is moderately developed but revolves around primary commodity processing for the local market. The major exception is the minerals sector, which contributes over half of the country's wealth: tin, lead, iron, tungsten, antimony and lignite are extracted for export. There is a small and growing tourist industry, but the sector was adversely affected by political uncertainties in recent years. In mid-1995, the ruling Democrat Party lost the support of one of the four coalition partners, it resigned and was replaced in a full election by the opposition Chart Thai Party. However, King Bhumibol Adulyadej has been forthright in his condemnation of the new government, sparking fears of a constitutional challenge.
In terms of GDP, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society. Real GDP grew about 9.5% in 1995. Recent volatility of the political scene is unlikely to deflect continued economic growth. Both Koreas joined the United Nations separately in late 1991, creating another forum for negotiation and joint cooperation. Reunification of North Korea and South Korea could have a detrimental effect on the economy of South Korea. Indonesia is a mixed economy with many socialist institutions and central planning but with a recent emphasis on deregulation and private enterprise. Like Thailand, Indonesia has extensive natural wealth yet with a large and rapidly increasing population. Dependent on oil exports during the 1980s, crude oil alone contributes 80% of all foreign exchange revenues. Indonesia's economy is growing very rapidly and the Suharto regime is attempting to move away from dependence on oil. However, the country remains generally very poor and has only a limited potential domestic market for consumer goods. Foreign investment regulations were relaxed in 1994 and 1995, in an effort to stimulate growth.
Malaysia has one of the fastest-growing economies in the Asian-Pacific region. Rapid industrialization is transforming the economy away from its traditional agricultural base, and in the process it is creating major new opportunities for providers of consumer goods and services. Malaysia has become the world's top producer and exporter of semiconductor devices. Meanwhile, the high import content of newly established, fast-growing manufacturing industries and Malaysian consumers' high marginal propensity to import, has resulted in a high current-account deficit (10% of GDP), which may have a negative impact on equity performance.
Singapore has an open entrepreneurial economy with strong service and manufacturing sectors and excellent international trading links derived from its history. Singapore's economy has boomed since the 1960s, thanks to the government's policy of encouraging highly skilled and hence high value-added manufacturing facilities. Per capita GDP is among the highest in Asia. However, the country keeps a tight rein on imports and engages in extensive regulation of the economy, in manufacturing in particular. Although financial services now contribute almost as much to the economy as manufacturing, Singapore holds a position as a major oil refining and services center.
Australia has a prosperous Western-style capitalist economy, with a per capita GDP comparable to levels in industrialized Western European countries. Economic growth accelerated markedly in 1994 as robust domestic spending boosted activity. However, business investment remains weak. The many setbacks since the 1970s have resulted primarily from the loss of Australia's almost guaranteed export markets in Britain, after the latter's accession to the European Union, but also from the slump in world mineral prices and from the government's failure to reduce public spending. Unemployment remains uncompromisingly high, and there are few signs of a change at present. Much of the most dominant activity in Australia is farming, especially of wheat, and sheep rearing: together, the two contribute more than half of the country's export revenues. Minerals provide the next most significant source of foreign exchange, although the industry will remain vulnerable to fluctuations in the state of the world minerals markets. Most recently, oil and gas development has been proceeding at a particularly rapid pace. Manufacturing has moved away from the processing of agricultural and mineral raw materials: there is a wide range of often sophisticated engineering activity, and Australia is a very large producer of motor vehicles.
JAPAN. Japan currently has the second-largest GDP in the world. The Japanese economy has grown substantially over the last three decades. Its growth rate averaged over 5% in the 1970s and 1980s. However in 1994, the growth rate in Japan slowed to 0.6% and its budget showed a deficit of 7.8% of high rates of investment and consumer spending on durable goods, but both of these components of demand have now retreated sharply following GDP. The boom in Japan's equity and property markets during the expansion of the late 1980s supported the decline in asset prices. This led to major bankruptcies in the financial sector which have continued through the end of 1996. Economic activity now appears to be picking up in Japan after protracted sluggishness that has left the economy with considerable margins of unused resources. The supportive stance of both monetary and fiscal policies and the correction of the yen's excessive appreciation in early 1995 helped the recovery to continue. Confidence in the financial system has begun to improve with the announcement of a strategy for resolving the financial problems of Japanese banks, steps to deal more effectively with failed institutions, and plans to strengthen banking supervision. Nevertheless, extricating financial institutions from their bad loans problem could act as a drag on the pace of recovery. Fiscal policy is appropriately aimed at providing continuing support in 1996 but budgetary consolidation will need to resume when the recovery gathers enough momentum to permit a withdrawal of stimulus.
In addition to a cyclical downturn, Japan is suffering through structural adjustments. Like the Europeans, the Japanese have seen a deterioration in their competitiveness due to high wages, a strong currency and structural rigidities. Japan has also become a mature industrial economy and, as a result, will see its long-term growth rate slow down over the next ten years. Finally, Japan is reforming its political process and deregulating its economy. This has brought about turmoil, uncertainty and a crisis of confidence.
Japan is heavily dependent upon international trade and, accordingly, has been and may continue to be adversely affected by trade barriers and other protectionist or retaliatory measures of, as well as economic conditions in, the United States and other countries with which it trades. Industry, the most important sector of the economy, is heavily dependent on imported raw materials and fuels. Japan's major industries are in the engineering, electrical, textile, chemical, automobile, fishing, and telecommunication fields. Japan imports iron ore, copper, and many forest products. Only 19% of its land is suitable for cultivation. Japan's agricultural economy is subsidized and protected. It is about 50% self-sufficient in food production. Even though Japan produces a minute rice surplus, it is dependent upon large imports of wheat, sorghum and soybeans from other countries.
The relaxing of official and de facto barriers to imports, or hardships created by any pressures brought by trading partners, could adversely affect Japan's economy. A substantial rise in world oil or commodity prices could also have a negative affect. Alternatively, the recent weakness of the yen has benefited exports, because it has resulted in low prices for Japanese goods sold in other countries. Because the Japanese economy is so dependent on exports, an appreciation in the yen and any subsequent fall-off in exports may be seen as a sign of economic weakness, which may adversely affect the market and the fund.
The Tokyo Stock Exchange is the largest of eight exchanges in Japan which has very well developed primary and secondary equity markets. The Tokyo Stock Exchange is followed by the Osaka Stock Exchange and the Nagoya Stock Exchange. These three exchanges divide the market for domestic stocks into two sections, with newly listed companies and smaller companies assigned to the second section and larger companies assigned to the first section. However, the growth of the Japanese securities market has not been without its setbacks. In 1990, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), began a spectacular decline which lasted through the middle of 1992. During this period the TOPIX lost over 55% of its value. Since then, the market has failed to rebound substantially, and the TOPIX remains far closer today to its bottom in 1992 than to its peak in 1989 and 1990.
The decline in the Japanese securities markets has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after recent market decline. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially the United States.
While the Japanese governmental system itself seems stable, the dynamics of the country's politics have been unpredictable in recent years. The economic crisis of 1990-92 brought the downfall of the conservative Liberal Democratic Party, which had ruled since 1955. Since then, the country has seen a series of unstable multi-party coalitions and several prime ministers come and go, because of politics as well as personal scandals. While there appears to be no reason for anticipating civic unrest, it is impossible to know when the political instability will end and what trade and fiscal policies might be pursued by the government that emerges.
With the general economic sluggishness of the past few years, banks have seen an increase in non-performing assets. This strain has resulted in several bankruptcies in the banking sector. Any continued or intensified decline in the Japanese economy could throw additional strain onto the country's banking institutions.
Geologically, Japan is located in a volatile area of the world, and has historically been vulnerable to earthquakes, volcanoes and other natural disasters. As demonstrated by the Kobe earthquake in January of 1995, in which 5,000 people were killed and billions of dollars of damage was sustained, these natural disasters can be significant enough to affect the country's economy.
As in the U.S. and other markets, small company stocks are typically more volatile than large company stocks, reacting more extremely to good or bad news. Since Japan's market is dominated by large stocks (the average company size in Japan is the largest anywhere in the world), the behavior of the Japanese stock market in general and of the small-stock segment in particular also may be affected by the trading activity on a relatively small number of large-company stocks to a much greater degree than is typically seen in the U.S. Further, during periods of economic difficulty, small companies can find it harder to compete or survive. Since August 1990, the shares of smaller Japanese companies have underperformed those of larger companies, as they tend to do in periods of declining industrial production. However, the reverse tends to apply in periods of economic recovery.
There are two factors that may influence the future corporate structure of Japan, to the benefit of smaller Japanese companies. First, Japan is likely to follow the pattern set by the economies of the United Kingdom and Germany in reducing its dependence on manufacturing and increasing the contribution of service industries to the economy. This should benefit small companies, many of which are less capital intensive and often more entrepreneurial. Also, many sectors of the Japanese economy, such as food, retail, distribution, and financial services, are subject to regulations which are in the process of being released or removed. Deregulation should provide opportunities for smaller, more flexible companies. In addition, the removal of artificial price restrictions and reductions in personal taxes could lead to an upturn in Japanese domestic consumption as a percentage of Gross Domestic Product, which is currently significantly lower than in the United States. This increase in spending could also benefit smaller Japanese firms. However, the continuation of economic weakness could make it difficult for small companies to prosper, or could make their stocks appear unattractive to investors.
The influence of the factors mentioned above, against a background of potential recovery in the Japanese economy, may result in an attractive long-term opportunity for selective investment in smaller Japanese companies, and that such companies may outperform larger Japanese companies over the longer term if economic recovery is realized.
HONG KONG AND CHINA. Hong Kong's impending return to Chinese dominion on July 1, 1997 has not initially had a positive effect on its economic growth which was vigorous in the 1980s. Although China has committed by treaty to preserve the economic and social freedoms enjoyed in Hong Kong for 50 years after regaining control of Hong Kong, the continuation of the current form of the economic system in Hong Kong after the reversion will depend on the actions of the government of China. Business confidence in Hong Kong, therefore, can be significantly affected by such developments, which in turn can affect markets and business performance. In preparation for 1997, Hong Kong has continued to develop trade with China, where it is the largest foreign investor, while also maintaining its long-standing export relationship with the United States (U.S.). Spending on infrastructure improvements is a significant priority of the colonial government while the private sector continues to diversify abroad based on its position as an established international trade center in the Far East. It is important to note that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related business.
China's economy may be described as transitional. While the government still controls the production and pricing in a major portion of the country's economy, the country has also seen a sharp rise in capitalist activities. The opening of China to U.S. trade by President Nixon in 1972 marked an important step towards capitalism, but the most significant step was the liberalization brought about by Deng Xiaoping, who assumed power in the late 1970s. Deng believed that the advancement of the economy was essential to the advancement of socialism an argument which effectively neutralized the traditional Party objections to capitalism and foreign investment. Under Deng's rule, China has prospered. At the time he came to power, more than a quarter of the population was living in absolute poverty; today, less than 10% of the population is in that category. The real incomes of many workers have doubled and tripled, and some 80 million urban dwellers are able to afford middle-class luxuries such as cosmetics and Western-style fast food.
China's economy has grown at the extraordinary rate of 10% per year on average over the past decade, with the industrial segment leading the way: industrial growth in China exceeded 16% a year in 1994 and 1995. China's economic growth itself has not been smooth, however, being characterized by spurts of almost uncontrolled growth alternating with periods of harsh austerity measures. Both the speed and the erratic nature of the growth have caused inefficiencies and dislocations within China, including troublesome inflation rates of over 16% per year over the past five years. Most of China's trading activity is funnelled through Hong Kong. The value of the Hong Kong market has grown from U.S. $54 million in 1986 to more than $380 million in 1993, but has since fallen somewhat in local currency terms. China is estimated to be the largest investor in the market. Among Asian markets, only the Japanese market is larger than Hong Kong.
China itself has two stock exchanges that are set up to accommodate foreign investment, in Shenzhen and in Shanghai. In both cases, foreign trading is limited to a special class of shares (Class B) which was created for that purpose. Only foreign investors may own Class B shares, but the government must approve sales of Class B shares among foreign investors. As of December 1995, there were 70 companies with Class B shares on the two exchanges, for a total Class B market capitalization of U.S. $2.1 billion. In Shanghai, all "B" shares are denominated in Chinese renminbi but all transactions in "B" shares must be settled in US dollars, and all distributions made on "B" shares are payable in U.S. dollars, the exchange rate being the weighted average exchange rate for the U.S. dollar as published by the Shanghai Foreign Exchange Adjustment Center. In Shenzhen, the purchase and sale prices for "B" shares are quoted in Hong Kong dollars. Dividends and other lawful revenue derived from "B" shares are calculated in renminbi but payable in Hong Kong dollars, the rate of exchange being the average rate published by the Shenzhen Foreign Exchange Adjustment Center. There are no foreign exchange restrictions on the repatriation of gains made on or income derived from "B" shares, subject to the repayment of taxes imposed by China thereon.
Since 1978, China has designated certain areas of the country where overseas investors can receive special investment incentives and tax concessions in order to attract foreign investment. There are five Special Economic Zones (Shenzhen, Shanton, and Zhuhai in Guangdong Province, Xiamen in Fujiam Province, and Hainan Island, which itself is a province). Fourteen coastal cities have been designated as "open cities" and certain Open Economic Zones have been established in coastal areas. Shanghai has established the Pudong New Area. Twenty seven High and New Technology Industrial Development Zones have been approved where preferential treatment is given to enterprises which are confirmed as technology intensive.
Economically and financially, China is categorized as an emerging nation, and thus presents the investor with many of the general risks that are typical of such markets. However, in the case of China, there are two main risk factors than eclipse all others: the political uncertainty surrounding the succession to Deng and the 1997 relinquishment of Hong Kong to China by Great Britain.
If economic growth and market liberalization have been the major positive results of Deng's tenure, the drawbacks include a significant potential for political instability. Deng's policies have had the effect of making the Communist Party, and indeed much of the government, obsolete, however, both the Party and the government remain firmly entrenched. There is little possibility of predicting what type of government will eventually stabilize itself in post-Deng China, but the possibilities range from old-line conservative to ambitiously pro-growth. Even if the latter type should prevail, there is no assurance that such a government would succeed in controlling growth or inflation even to the fairly crude degree that Deng's government has managed.
In the meantime, the economic weight of government entities is one of the significant factors driving inflation in China and acting to impede commerce and economic efficiency. The Party does not govern directly, but only by controlling access to official government positions and by monitoring government and private activities. Thus each governmental body has its own corresponding body within the Party, leading to a double bureaucracy which is both inefficient and highly prone to corruption.
While the fact of economic growth has been the result of planning, the nature, speed, and extent of that growth have not been tightly controlled or carefully planned. The combination of a burgeoning economy, a weakened central government, and a power vacuum left by the demise of Deng may prove volatile in the coming years, however bright China's long-term future may be. Nor does China have a unified legal system or a set of national laws governing business and securities trading practices on which to fall back. There is still no free press, no viable opposition party, and no right to freedom of expression. The massacre in Tienanmen Square in June of 1989 is only the most recent reminder of this.
Much speculation centers around what China will do when it comes back into possession of Hong Kong. The Hong Kong market's spectacular growth over the past decade has not come without much volatility, and there is no reason to doubt that volatility will continue to characterize the market, not only because of political uncertainties but because the market has traditionally been dominated by the actions of a few large trading blocs.
China is greatly dependent on foreign trade, particularly with Japan, the U.S., and Germany. If political events become severe in China, there is always the danger that the U.S. or other nations could alter their trade stance towards China, which could hurt its economy by reducing exports. However, China's exports continue to rise strongly while imports are also expected to rise and may outstrip exports in terms of growth rates.
The strength of the economy and the weakness of the government could lead to substantially higher inflation in coming years, which would erode investors' earnings through the mechanism of changing rates of currency exchange. Even under the most favorable circumstances, inflation is likely to remain very high by Western standards. At the other extreme, a tightening of government-imposed austerity measures has begun to slow the economy; GDP growth is expected to fall back from 9.8% in 1995 to 8.6% in 1996 as there has been a tightening in the money supply as well as some supply-side constraints on the very rapid growth of exports seen in 1995. This is serving to discourage foreign investment and has contributed to lower prices for Class B shares.
A particularly significant factor within the region over the last 13 years has been the increasing influence which China has had in the determination of the economic development of certain countries. This influence has been principally in providing manufacturing facilities, in providing a market for goods and services, and in creating a demand for export outlets, both directly and indirectly, through Hong Kong.
The effect of China's economic development has been an increase in economic integration among the countries in the China region. The links between China and Hong Kong and China and other countries within the region, where there is a significant Chinese element of the population, have by now been strengthened to a degree which makes a reversal unlikely. Moreover, although these links have been developed to a stage where economic co-operation in trade operates smoothly, the full potential of the market, both in terms of domestic consumption and of export growth, has hardly begun to be realized.
EMERGING MARKETS: ASIA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995



          $ Billions

India         183

Indonesia     66

Korea         182

Malaysia      223

Pakistan      10

Philippines   59

Sri Lanka     2

Taiwan        187

Thailand      143


Source: The LGT Guide to World Equity Markets, 1996
REAL GDP ANNUAL RATE OF GROWTH
(ANNUAL % CHANGE)
1995

China          10.2%

Hong Kong      5.0%

India          6.2%

Indonesia      8.1%

Japan          0.9%

Korea          9.0%

Malaysia       9.6%

Philippines    4.8%

Singapore      8.9%

Taiwan         6.4%

Thailand       8.6%


Source: World Economic Outlook, May 1996 (International Marketing Fund) For national stock market index performance, please see the section on Performance beginning on page .

SPECIAL CONSIDERATIONS AFFECTING CANADA
   Canada occupies the northern part of North America and is the second largest country in the world (3.97 million square miles in area) extending from the Atlantic Ocean to the Pacific Ocean. The companies in which a fund may invest may include those involved in the energy industry, industrial materials (chemicals, base metals, timber, and paper), and agricultural materials (grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation, and the success of exploration projects. Canada is one of the world's leading industrial countries, as well as a major exporter of agricultural products. Canada is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron, and copper. Forest covers over 44% of its land area, making Canada a leading world producer of newsprint. The economy of Canada is strongly influenced by the activities of companies and industries involved in the production and processing of natural resources. Canada is a major producer of hydroelectricity, oil, and gas. The business activities of companies in the energy field may include the production, generation, transmission, marketing, control, or measurement of energy or energy fuels. Economic prospects are changing due to recent government attempts to reduce restrictions against foreign investment.
Canadian securities are not considered by FMR to have the same level of risk as other nations' securities. Canadian and U.S. companies are generally subject to similar auditing and accounting procedures, and similar government supervision and regulation. Canadian markets are more liquid than many other foreign markets and share similar characteristics with U.S. markets. The political system is more stable than in some other foreign countries, and the Canadian dollar is generally less volatile relative to the U.S. dollar.
Many factors affect and could have an adverse impact on the financial condition of Canada, including social, environmental, and economic conditions, factors which are not within the control of Canada. In Canada, the pace of economic recovery slowed markedly in 1995 owing to the tightening of monetary conditions early in the year and the risk premiums in interest rates that resulted from political and economic uncertainties, as well as the economic slowdown in the United States. Following the referendum on Quebec sovereignty in October 1995, confidence improved and interest rates fell significantly, which should permit the pace of economic activity to pick up during 1996. Fiscal imbalances have diminished considerably in recent years but the federal and provincial governments will need to ensure that further consolidation is achieved in 1996 and over the medium term. Inflation has remained low, which provides some flexibility for further easing of monetary policy if warranted by cyclical considerations and by further progress on the fiscal front. Overall, conditions are good for Canada's expansion to proceed at a healthy rate. The U.S. - Canada Free Trade Agreement which became effective in January 1989, will be phased in over a period of 10 years. This agreement will remove tariffs on U.S. technology and Canadian agricultural products in addition to removing trade barriers affecting other important sectors of each country's economy. Relations with the U.S. are likely to be further strengthened by the implementation of the North American Free Trade Agreement, which came into effect in January 1994.
The majority of new equity issues or initial public offerings in Canada are through underwritten offerings. The funds may elect to participate in these issues.
SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICA
Latin America is a region rich in natural resources such as oil, copper, tin, silver, iron ore, forestry, fishing, livestock, and agriculture. The region has a large population (over 350 million) representing a large domestic market. The region has been transitional over the last five years from the stagnant 1980s, which were characterized by poor economic policies, higher international interest rates, and limited access to new foreign capital.
High inflation and low economic growth have given way to stable, manageable inflation rates and higher economic growth. Changes in political leadership, the implementation of market-oriented economic policies, such as privatization, trade reform and monetary reform have been among the recent steps taken to modernize the Latin American economies and to regenerate growth in the region. Various trade agreements have also been formed within the region such as the Andean Pact, Mercosur and the North America Free Trade Agreement (NAFTA). The largest of these is NAFTA, which was implemented on January 1, 1994.
Latin American equity markets can be extremely volatile and in the past have shown little correlation with the U.S. market. Currencies are typically weak, but most are now relatively free floating, and it is not unusual for the currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.
Mexico's economy has been transformed significantly over the last 6-7 years. In the past few years the government has sold the telephone company, the major steel companies, the banks and many other state-owned enterprises. The major state ownership remaining is in the oil sector and the electricity sector. The United States is Mexico's major trading partner, accounting for two-thirds of its exports and imports. The government, in consultation with international economic agencies, is implementing programs to stabilize the economy and foster growth.
In the early 1980s Mexico experienced a foreign debt crisis. By 1987, foreign debt had reached prohibitive levels, accounting for 90 to 95 percent of GDP, thus draining Mexico of all its resources. By the end of 1994, a large current account deficit, fueled in part by expansionary policy, and the burden of its large national debt forced the Mexican government to devalue the peso, triggering a severe crisis of confidence. Both the crisis and the measures taken to stabilize the economy since, have led to severely reduced domestic demand, which has been only partially offset by positive trade-related activity. Following a difficult year that saw real output contract by almost 7 percent, the recovery that had begun gathered strength by late 1996. There are still risks arising from fragility in the banking sector, and continuing fiscal discipline will be needed to maintain market confidence.
Brazil entered the 1990s with declining real growth, runaway inflation, an unserviceable foreign debt of $122 billion, and a lack of policy direction. Over the past few years, Brazil has been able to stabilize its domestic economy through a relentless process of balancing the government budget, the privatization of state enterprises, deregulation and reduction of red tape and introducing greater competition into the domestic business environment. Monthly inflation was brought down from 43 percent in the first half of 1994 to 1.5 percent in 1995. This reduction reflects the success of the Real Plan, which included the elimination of most forms of backward-looking indexation, the introduction of a new currency, and tight credit policy, which subsequently led to a nominal appreciation of the exchange rate. A major long-run strength is Brazil's natural resources. Iron ore, bauxite, tin, gold, and forestry products make up some of Brazil's basic natural resource base, which includes some of the largest mineral reserves in the world. In terms of population, Brazil is the fifth-largest in the world with about 154+ million people and represents a huge domestic market.
Chile, like Brazil, is endowed with considerable mineral resources, in particular copper. Economic reform has been ongoing in Chile for at least 15 years, but political democracy has only recently returned to Chile. Privatization of the public sector beginning in the early 1980s has bolstered the equity market and given Chile the most competitive and successful economy in Latin America. A well organized pension system has created a long-term domestic investor base. Chile tightened its monetary policy late in 1995 amid signs of overheating and 1996 GDP growth slowed while inflation moderated.
Argentina is strong in wheat production and other foodstuffs and livestock ranching. A well-educated and skilled population boasts one of the highest literacy rates in the region. The country has been ravaged by decades of extremely high inflation and political instability. Privatization is ongoing and should reduce the amount of external debt outstanding. The markets for labor, capital and goods and services have been deregulated. Nearly all non-tariff barriers and export taxes have been eliminated, the tariff structure simplified and tariffs sharply reduced. In the first months of 1995 the government had to struggle to prevent a Mexican-style collapse of the economy. A significant adjustment of the fiscal stance, together with a restructuring of the banking system, particularly the provincial banks, helps contain the spillover effects of the crisis in Mexico. The government vowed to maintain a restrictive fiscal policy and the peso's convertibility to the U.S. dollar after the recent resignation of Domingo Cavallo, the Economy Minister who masterminded the most successful reform program in Argentina's post-world war II history. Venezuela has substantial oil reserves. External debt is being renegotiated, and the government is implementing economic reform in order to reduce the size of the public sector. Internal gasoline prices, which are one-third those of international prices, were increased in order to reduce subsidies. However, economic conditions worsened in 1995, as the government failed to reduce the fiscal deficit, and investment stagnated. Prospects for an improvement in economic situation in 1997 depend on the adoption of a credible exchange rate policy, the removal of controls, and strengthening of the fiscal position through measures such as privatization, and addressing the problems of the banking sector.
EMERGING MARKETS: LATIN AMERICA
MARKET CAPITALIZATION IN U.S. DOLLARS
DECEMBER 1995



        $ Billions:

Argentina   38

Brazil      148

Chile       73

Colombia    17

Mexico      91

Peru        12

Venezuela   4


 Source: The LGT Guide to World Equity Markets, 1996
For national stock market performance, please see the section of Performance beginning on page .
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions; and arrangements for payment of fund expenses. Generally, commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by and to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of January 1995, FBSL was converted to an unlimited liability company and assumed the name FBS. Prior to September 4, 1992, FBSL operated under the name Fidelity Portfolio Services, Ltd. (FPSL) as a wholly owned subsidiary of Fidelity International Limited (FIL). Edward C. Johnson 3d is Chairman of FIL. Mr. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family own, directly or indirectly, more than 25% of the voting common stock of FIL.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the fund.
Each fund's turnover rates for the fiscal years ended October 31, 1996 and 1995 are presented in the table below. Because a high turnover rate increases transaction costs and may increase taxable gains, FMR carefully weighs the anticipated benefits of short-term investing against these consequences. An increased turnover rate is due to a greater volume of shareholder purchase orders, short-term interest rate volatility and other special market conditions.
Turnover Rates   1996   1995


Canada Fund                         139%    75%

Emerging Markets Fund               77%     78%

Europe Fund                         45%     38%

Europe Capital Appreciation Fund    155%    176%

France Fund                         129%   N/A

Germany Fund                        133%   N/A

Hong Kong and China Fund            118%   N/A

Japan Fund                          83%     86%

Japan Small Companies Fund          66%    N/A

Latin America Fund                  70%     57%

Nordic Fund                         35%    N/A

Pacific Basin Fund                  85%     65%

Southeast Asia Fund                 102%    94%

United Kingdom Fund                 50%    N/A


   BROKERAGE COMMISSIONS. The table below lists the total brokerage commissions; and the dollar amount of commissions paid to FBS, FBSI and FBSL for the fiscal periods ended October 31, 1996, 1995, and 1994. Each fund pays both commissions and spreads in connection with the placement of portfolio transactions.


Fiscal
Period Ended
October 31                          Total               To FBSI           To FBS/FBSL

Canada Fund

1996                               $ 1,231,212         $ 42,312          $ 0

1995                               $ 941,962           $ 120,137         $ 0

1994                               $ 950,009           $ 76,201          $ 0

Emerging Markets Fund

1996                               $ 8,100,767         $ 29,103          $ 0

1995                               $ 11,637,63         $ 86,207          $ 0
                                   8

1994                               $ 20,130,99         $ 52,584          $ 0
                                   4

Europe Fund

1996                               $ 1,026,293         $ 0               $ 34,043

1995                               $ 1,033,151         $ 36              $ 3,490

1994                               $ 856,517           $ 182             $ 0

Europe Capital Appreciation Fund

1996                               $ 1,087,777         $ 0               $ 19,477

1995                               $ 2,336,212         $ 3,628           $ 70,372

19941                              $ 3,052,874         $ 7,959           $ 0

France Fund

19962                              $ 43,305            $ 0               $ 1,234

Germany Fund

19962                              $ 32,333            $ 0               $ 8,857

Hong Kong and
China Fund

19962                              $ 554,367           $ 0               $ 0

Japan Fund

1996                               $ 1,626,469         $ 0               $ 0

1995                               $ 2,422,928         $ 0               $ 0

1994                               $ 4,816,464         $ 0               $ 0

Japan Small
Companies Fund

19962                              $ 939,743           $ 0               $ 0

Latin America Fund

1996                               $ 2,141,519         $ 29,528          $ 0

1995                               $ 2,102,089         $ 53,346          $ 0

1994                               $ 1,918,285         $ 57,533          $ 0

Nordic Fund

19962                              $ 81,759            $ 0               $ 3,427

Pacific Basin Fund

1996                               $ 3,943,996         $ 0               $ 180

1995                               $ 2,937,153         $ 0               $ 0

1994                               $ 3,629,075         $ 0               $ 0

Southeast Asia Fund

1996                               $ 7,130,181         $ 0               $ 0

1995                               $ 6,876,440         $ 0               $ 0

1994                               $ 13,659,60         $ 0               $ 0
                                   6

United Kingdom
Fund

19962                              $ 5,284             $ 0               $ 124





_____
1 From December 21, 1993 (commencement of operations).


   2 From November 1, 1995 (commencement of operations).
The table below lists for    the     fiscal    period ended October 1996,
    the percentage of aggregate brokerage commissions paid to FBSI and FBS and the percentage of the aggregate dollar amount of transactions for which each fund paid brokerage commissions to FBSI, and FBS. The difference in the percentage of the brokerage commissions paid to and the percentage of the dollar amount of transactions effected through FBSI and FBS is a result
of the low commission rates charged by FBSI    and FBS    . The table also
includes the amount of brokerage commissions paid to brokerage firms that provided research services; and the approximate amount of transactions effected through brokerage firms that provided research services.


                                           % of           % of           Commissions     Transactions with
               % of          % of          Transactions   Transactions   Paid To Firms   Brokerage Firms
Fiscal         Commissions   Commissions   Effected       Effected       Providing       Providing
Period         Paid          Paid To       through        through        Research        Research Services
Ended          to FBSI       FBS           FBSI           FBS            Services
October 31,
1996



Canada Fund       3.44%    0%        6.65%    0%       $ 1,195,658   $ 486,623,691

Emerging          .36%     0%        2.81%    0%       $ 7,662,605   $ 1,591,798,42
Markets                                                              1
Fund

Europe Fund       0%       3.32%     0%       3.99%    $ 917,611     $ 398,256,336

Europe            0%       1.79%     0%       2.34%    $ 1,013,449   $ 440,506,400
Capital
Appreciation
Fund

France Fund       0%       2.85%     0%       4.44%    $ 40,917      $ 13,739,311

Germany           0%       27.39%    0%       35.80%   $ 21,590      $ 8,094,517
Fund

Hong Kong         0%       0%        0%       0%       $ 494,575     $ 185,892,043
and China
Fund

Japan Fund        0%       0%        0%       0%       $ 1,515,167   $ 510,449,593

Japan Small       0%       0%        0%       0%       $ 863,372     $ 210,753,220
Companies
Fund

Latin             1.38%    0%        4.78%    0%       $ 1,694,406   $ 565,009,535
America
Fund

Nordic Fund       0%       4.19%     0%       6.38%    $ 76,351      $ 26,691,811

Pacific Basin     0%       0%        0%       .01%     $ 3,679,608   $ 1,006,670,21
Fund                                                                 1

Southeast         0%       0%        0%       0%       $ 6,510,230   $ 1,465,351,90
Asia Fund                                                            9

United            0%       2.35%     0%       3.15%    $ 4,805       $ 2,895,219
Kingdom
Fund



From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
VALUATION OF PORTFOLIO SECURITIES
   FSC normally determines each fund's net asset value per share (NAV) as of the close of the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time). The valuation of portfolio securities is determined as of this time for the purpose of computing each fund's NAV.
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used. Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. Each fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of fund shares when redeemed may be more or less than their original cost.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's 3% maximum sales charge into account and may or may not include the
effect of Europe    Fund's    , Europe Capital Appreciation    Fund's    ,
   and Pacific Basin Fund's     1.00% redemption fee or Canada Fund's,
   Emerging Markets Fund's,     France    Fund's    , Germany    Fund's,
Hong Kong and China Fund's    , Japan Fund's, Japan Small Companies
Fund's    ,    Latin America Fund's,     Nordic    Fund's    ,    Southeast
Asia Fund's,     and United Kingdom    Fund    's 1.5% redemption fee on
shares held less than 90 days days. Excluding a fund's sales charge or redemption fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving
average.    On October 25, 1996    , the 13-week and 39-week long-term
moving averages for the funds are outlined in the chart below.
            13 Week Long-Term         39 Week Long-Term
Fund Name   Moving Average            Moving Average



Canada Fund $ 20.56 $20.16
Emerging Markets Fund 16.95 17.12
Europe Fund 26.28 25.15
Europe Capital Appreciation Fund 13.76 13.15
France Fund 11.88 11.65
Germany Fund 11.10 10.88
Hong Kong and China Fund 12.04 11.49
Japan Fund 12.32 12.72
Japan Small Companies Fund 9.92 10.44
Latin America Fund 12.92 12.30
Nordic Fund 12.19 11.32
Pacific Basin Fund 15.14 15.45
Southeast Asia Fund 14.84 15.30
United Kingdom Fund 11.31 10.82

HISTORICAL FUND RESULTS. The following table shows the funds' total returns
for the periods ended October 31, 199   6    . Total return figures include
the effect of the funds'    3%     sales charge. Total returns do not
include the effect of paying a fund's $25 exchange fee, which was in effect from December 1, 1987 through October 23, 1989, or other charges for
special transactions or services, such as    Europe Fund's, Europe Capital
Appreciation Fund's, and Pacific Basin Fund's 1.00% redemption fee for
shares held less than 90 days, or     Canada Fund's, Emerging Market   s
Fund    's, France Fund's, Germany Fund's, Hong Kong and China Fund's,
Japan Fund's, Japan Small Companies Fund's, Latin America    Fund    's,
   Nordic Fund's,     Southeast Asia    Fund    's, and United Kingdom
Fund's redemption fee of 1.5% for shares held less th   a    n 90 days.
Average Annual Total Returns*   *       Cumulative Total Returns*   *


                  One             Five            Life of                 One              Five            Life of
                  Year            Years           Fund                    Year             Years           Fund

   Canada           21.24%           6.89    %       11.21    %              21.24%           39.51    %      159.22    %
   Fund
   (11/17/87)
   *

   Emerging         8.34    %        10.60    %      9.53    %               8.34%            65.48    %      72.78%
   Markets
   Fund
   (11/1/90)*

Europe              16.54    %       13.08    %      12.06    %   +          16.54%           84.87    %      212.25    %   +
   Fund

Europe              15.18%           N/A             12.21    %              15.18%           N/A             39.14    %
Capital
Appreciati
on    Fund
(12/21/93)
   *

France              19.20    %       N/A             19.20    %              19.20%           N/A             19.20    %
   Fund
(11/1/95)   *

Germany             10.00    %       N/A             10.00    %              10.00%           N/A             10.00    %
   Fund
(11/1/95)   *

   Hong             25.93    %       N/A             25.93    %              25.93%           N/A             25.93    %
   Kong and
   China
   Fund
(11/1/95)   *

Japan               -6.21    %       N/A             4.59    %               -6.21%           N/A             20.38    %
   Fund
(9/15/92)   *

Japan               -11.44    %      N/A             -11.44    %             -11.44%          N/A             -11.44    %
Small
Companies
   Fund
(11/1/95)   *


   Latin            26.77    %       N/A             6.37    %               26.77%           N/A             24.43%
   America
   Fund
   (4/19/93)*

   Nordic           23.87    %       N/A             23.87    %              23.87%           N/A             23.87%
   Fund
   (11/1/95)*

Pacific             -4.50    %       4.74    %       6.05    %   +           -4.50%           26.03    %      79.89    %   +
Basin
   Fund

Southeast           4.36    %        N/A             11.18    %              4.36%            N/A             45.53    %
Asia    Fund
(4/19/93)   *

   United           15.80    %       N/A             15.80    %              15.80%           N/A             15.80    %
   Kingdom
   Fund
(11/1/95)   *


   * Commencement of Operations
*   *     Load Adjusted
   + 10 year return
Note: If FMR had not reimbursed certain fund expenses during these periods, Canada Fund's, Europe Fund's, France Fund's, Germany Fund's, Japan Fund's, Nordic Fund's, Pacific Basin Fund's, Southeast Asia Fund's, and United Kingdom Fund's total returns would have been lower.
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the record of the Standard & Poor's 500 Index (S&P 500(registered trademark)), the Dow Jones Industrial Average (DJIA), and the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of major industrial companies, respectively, over the same period. Each fund has the ability to invest in securities not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike each fund's returns, do not include the effect of brokerage commissions or other costs of investing.
The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the 10-year period ended October 31, 1996 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a fund today. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below.
CANADA FUND:    During the period from November 17, 1987 (commencement of
operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Canada Fund would have grown to $25,922, including the effect of the fund's 3% sales charge.
FIDELITY CANADA FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total

October 31   Investment   Distributions   Distributions   Value   S&P 500   DJIA   CPI   **



1996    $    21,185       $    487       $    4,250       $    25,922       $    37,612       $    40,791       $    13,718

1995        17,024            301            3,415            20,740            30,309            31,485            13,319

1994     16,665            282            3,343            20,290            23,971            25,235            12,955

1993     17,285            292            3,421            20,998            23,079            23,129            12,626

1992     13,803            21   0         2,73   2         16,745            20,078            19,693            12,288

1991     15,792            24   1         1,99   0         18,023            18,257            18,192            11,906

1990     13,163            13   8         76   5           14,066            13,674            13,986            11,568

1989     14,987            146            183              15,316            14,782            14,573            10,884

1988*    12,358            0              0                12,358            11,694            11,408            10,416


   * From November 17, 1987 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Canada Fund on November 17, 1987, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $13,085. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $291 for dividends and $2,561 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
EMERGING MARKETS FUND:     During the period from November 1, 1990
(commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in the Fidelity Emerging Markets Fund would have grown to
$   17,278    ,        including the effect of the fund's 3% sales charge.
FIDELITY EMERGING MARKETS FUND   INDICES




          Value of          Value of        Value of

          Initial           Reinvested      Reinvested

Year
Ended     $10,000           Dividend        Capital Gain    Total

October
31        Investment        Distributions   Distributions   Value             S&P 500           DJIA              CPI**

   1996   $ 16,112            $ 710           $ 456           $ 17,278          $ 27,506          $ 29,166          $ 11,858

1995          14,686           368             415             15,469             22,165           22,512           11,513

1994     18,673            422             529             19,624             17,530           18,044           11,199

1993     15,695            307             444             16,446             16,878           16,538           10,914

1992     10,719            128             148             10,995             14,683           14,081           10,622

1991*    10,088            40              0               10,128             13,351           13,008           10,292


   * From November 1, 1990 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Emerging Markets Fund on November 1, 1990, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,849 If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $543 for dividends and $281 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    EUROPE FUND:    During the 10-year period ended October 31, 1996, a
hypothetical $10,000 investment in Fidelity Europe Fund would have grown to $31,225, including the effect of the fund's 3% sales charge.
FIDELITY EUROPE FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total

October 31   Investment   Distributions   Distributions   Value   S&P 500   DJIA   CPI   **



 1996 $    26,333      $    3,643       $    1,249       $    31,225       $     39,291       $     43,713       $     14,352

 1995     22,828          3,019            143              25,990            31,662             33,740             13,935

 1994     20,565          2,485            0                23,050            25,041             27,043             13,554

 1993     17,895          2,077            0                19,972            24,109             24,786             13,209

 1992     14,681          1,393            0                16,074            20,974             21,104             12,856

 1991     15,468          916              0                16,384            19,071             19,495             12,457

 1990     15,807          552              0                16,359            14,284             14,987             12,103

 1989     14,603          337              0                14,940            15,441             15,617             11,387

 1988     12,584          11               0                12,595            12,216             12,225             10,898

 1987     11,739          11               0                11,750            10,641             10,943             10,453


** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Europe Fund on October 31, 1986, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $13,137 If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $2,000 for dividends and $893 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.0% redemption fee applicable to shares held less than 90 days.
EUROPE CAPITAL APPRECIATION FUND: During the period from December 21, 1993 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Europe Capital Appreciation Fund would have grown to
$   13,914, including the effect of the fund's 3% sales charge.
FIDELITY EUROPE CAPITAL APPRECIATION FUND   INDICES




           Value of        Value of      Value of

           Initial         Reinvested    Reinvested

Year Ended $10,000         Dividend      Capital Gain  Total

October 31 Investment      Distributions Distributions  Value                S&P 500           DJIA              CPI   **

 1996      $    13,648     $    266      $    0          $ 13,914            $    16,289       $    17,224       $    10,857

 1995          11,718         0             0             11,718                 13,127            13,294            10,542

 1994*         11,010      0             0                    11,   010              10,382     10,655            10,254


   * From December 21, 1993 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Europe Capital Appreciation Fund on December 21, 1993, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,223 If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $223 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.0% redemption fee applicable to shares held less than 90 days.
    FRANCE FUND:    During the period from November 1, 1995 (commencement
of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity France Fund would have grown to $11,920, including the effect of the fund's 3% sales charge.
FIDELITY FRANCE FUND   INDICES


            Value of        Value of        Value of

            Initial         Reinvested      Reinvested

Year Ended  $10,000         Dividend        Capital Gain    Total

October 31  Investment      Distributions   Distributions   Value             S&P 500           DJIA              CPI   **

 1996*      $    11,873     $    47         $    0             $ 11,920       $    12,409       $    12,956       $    10,299


* From November 1, 1995 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in France Fund on November 1, 1995, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,039 If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $39 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    GERMANY FUND:    During the period from November 1, 1995 (commencement
of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Germany Fund would have grown to $11,000, including the effect of the fund's 3% sales charge.
FIDELITY GERMANY FUND   INDICES


           Value of         Value of        Value of

           Initial          Reinvested      Reinvested

Year Ended $10,000          Dividend        Capital Gain    Total

October 31 Investment       Distributions   Distributions   Value             S&P 500           DJIA              CPI   **

 1996*     $    11,000      $    0          $    0             $ 11,000       $    12,409       $    12,956       $    10,299


   * From November 1, 1995 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Germany Fund on November 1, 1995, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $11,000. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    HONG KONG AND CHINA FUND:    During the period from November 1, 1995
(commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Hong Kong and China Fund would have grown to $12,593, including the effect of the fund's 3% sales charge.
FIDELITY HONG KONG AND CHINA FUND   INDICES


           Value of         Value of        Value of

           Initial          Reinvested      Reinvested

Year Ended $10,000          Dividend        Capital Gain    Total

October 31 Investment       Distributions   Distributions   Value             S&P 500           DJIA              CPI   **

 1996*     $    12,581      $    12         $    0             $ 12,593       $    12,409       $    12,956       $    10,299


   * From November 1, 1995 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Hong Kong and China Fund on November 1, 1995, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,010. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
JAPAN FUND:     During the period from September 15, 1992 (commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in
Fidelity Japan Fund would have grown to $   12,038    ,        including
the effect of the fund's 3% sales charge.
FIDELITY JAPAN FUND   INDICES


              Value of          Value of        Value of

              Initial           Reinvested      Reinvested

Year Ended    $10,000           Dividend        Capital Gain    Total

October 31    Investment        Distributions   Distributions   Value             S&P 500    DJIA              CPI**

   1996          $ 11,330          $ 0             $ 708           $ 12,038       $ 18,495      $ 19,869          $ 11,203

   1995           11,718            0               732             12,450         14,904        15,336            10,878

1994           13,842            0               461             14,303            11,787     12,292            10,580

1993           12,950            0               0               12,950            11,349     11,266            10,311

1992*          9,545             0               0               9,545             9,873      9,593             10,035


   * From September 15, 1992 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Japan Fund on September 15, 1992, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,739. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $728 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    JAPAN SMALL COMPANIES FUND:    During the period from November 1, 1995
(commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Japan Small Companies Fund would have grown to $8,856, including the effect of the fund's 3% sales charge.
FIDELITY JAPAN SMALL COMPANIES FUND   INDICES


            Value of         Value of        Value of

            Initial          Reinvested      Reinvested

Year Ended  $10,000          Dividend        Capital Gain    Total

October 31  Investment       Distributions   Distributions   Value            S&P 500           DJIA              CPI   **

 1996*      $    8,856       $    0          $    0             $ 8,856       $    12,409       $    12,956       $    10,299


   * From November 1, 1995 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Japan Small Companies Fund on November 1, 1995, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $8,856. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    LATIN AMERICA FUND:    During the period from April 19, 1993
(commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Latin America Fund would have grown to $12,443, including the effect of the fund's 3% sales charge.
FIDELITY LATIN AMERICA FUND   INDICES


             Value of     Value of        Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total

October 31   Investment   Distributions   Distributions   Value   S&P 500   DJIA   CPI   **



1996    $    12,212       $    190       $    41       $    12,443       $    17,238       $    18,943       $    10,993

1995        9,458             31             32            9,521             13,891            14,622            10,674

1994     15,724            53             53            15,830            10,986            11,719            10,382

1993*    12,882            0              0             12,882            10,577            10,741            10,118


   * From April 19, 1993 (commencement of operations) through October 31,
1993.
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Latin America Fund on April 19, 1993, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,214. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $165 for dividends and $49 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    NORDIC FUND:    During the period from November 1, 1995 (commencement
of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Nordic Fund would have grown to $12,387, including the effect of the fund's 3% sales charge.
FIDELITY NORDIC FUND   INDICES


           Value of         Value of        Value of

           Initial          Reinvested      Reinvested

Year Ended $10,000          Dividend        Capital Gain    Total

October 31 Investment       Distributions   Distributions   Value             S&P 500           DJIA              CPI   **

 1996*     $    12,387      $    0          $    0             $ 12,387       $    12,409       $    12,956       $    10,299


   * From November 1, 1995 (commencement of operations).
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Nordic Fund on November 1, 1995, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,000. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $0 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
PACIFIC BASIN FUND:     During the 10-year period ended October 31, 1996, a
hypothetical $10,000 investment in Fidelity Pacific Basin Fund would have
grown to $   17,989    ,        including the effect of the fund's 3% sales
charge.
FIDELITY PACIFIC BASIN FUND   INDICES




                Value of     Value of              Value of

                Initial      Reinvested            Reinvested

   Year Ended   $10,000      Dividend              Capital Gain           Total

   October 31   Investment   Distributions         Distributions          Value          S&P 500          DJIA          CPI**

   1996          $ 14,354          $ 753          $ 2,882                 $ 17,989       $ 39,291         $ 43,713   $ 14,352

   1995           14,579            764            2,928                   18,271         31,662           33,740     13,935

   1994           19,557            997            1,163                   21,717         25,041           27,043     13,554

   1993           17,127            731            723                     18,581         24,109           24,786     13,209

   1992           11,758            381            496                     12,635         20,974           21,104     12,856

   1991           12,884            417            544                     13,845         19,071           19,495     12,457

   1990           12,630            231            533                     13,394         14,284           14,987     12,103

   1989           15,461            273            22                      15,756         15,441           15,617     11,387

   1988           13,707            157            0                       13,864         12,216           12,225     10,898

   1987           12,169            11             0                       12,180         10,641           10,943     10,453


** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Pacific Basin Fund on October 31, 1986, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $13,822. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $656 for dividends and $2,881 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.0% redemption fee applicable to shares held less than 90 days.
    SOUTHEAST ASIA FUND:    During the period from April 19, 1993
(commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity Southeast Asia Fund would have grown to $14,553, including the effect of the fund's 3% sales charge.
FIDELITY SOUTHEAST ASIA FUND   INDICES


             Value of     Value of         Value of

             Initial      Reinvested      Reinvested

Year Ended   $10,000      Dividend        Capital Gain    Total

October 31   Investment   Distributions   Distributions   Value   S&P 500   DJIA   CPI   **



1996    $    14,249       $    304       $    0       $    14,553       $    17,238       $    18,943       $    10,993

1995        13,464            63             0            13,527            13,891            14,622            10,674

1994     14,172            67             0            14,239            10,986            11,719            10,382

1993*    12,843            0              0            12,843            10,577            10,741            10,118


   * From April 19, 1993 (commencement of operations) through October 31,
1993.
** From month-end closest to initial investment date.
   Explanatory Notes: With an initial investment of $10,000 in Southeast Asia Fund on April 19, 1993, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,292. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $291 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days.
    UNITED KINGDOM FUND:    During the period from November 1, 1995
(commencement of operations) to October 31, 1996, a hypothetical $10,000 investment in Fidelity United Kingdom Fund would have grown to $11,580, including the effect of the fund's 3% sales charge.
FIDELITY UNITED KINGDOM FUND   INDICES


           Value of         Value of        Value of

           Initial          Reinvested      Reinvested

Year Ended $10,000          Dividend        Capital Gain    Total

October 31 Investment       Distributions   Distributions   Value             S&P 500           DJIA              CPI   **

 1996*     $    11,533      $    47         $    0             $ 11,580       $    12,409       $    12,956       $    10,299


   * From November 1, 1995 (commencement of operations).
**    From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in United Kingdom Fund on November 1, 1995, assuming the 3% sales charge had been in effect, the net amount invested in fund shares was $9,700. The cost of the initial investment ($10,000), together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested), amounted to $10,039. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $39 for dividends and $0 for capital gains distributions. The figures in the table do not include the effect of the fund's 1.5% redemption fee applicable to shares held less than 90 days. INTERNATIONAL INDICES, MARKET CAPITALIZATION, AND NATIONAL
STOCK MARKET RETURN
   The following tables show the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database, the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database, and the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for the twelve months ended October 31, 1996. Of course, these results are not indicative of future stock market performance or the funds' performance. Market conditions during the periods measured fluctuated widely. Brokerage commissions and other fees are not factored into the values of the indices.
MARKET CAPITALIZATION. Companies outside the U.S. now make up nearly two-thirds of the world's stock market capitalization. According to Morgan Stanley Capital International, the size of the markets as measured in U.S.
dollars grew from $   5,080.3 ($8,621.7 including the U.S.) billion in 1995
to $5,749.4 ($10,078.9 including the U.S.) billion in 1996.
The following table measures the total market capitalization of certain countries according to the Morgan Stanley Capital International Indices database. The value of the markets are measured in billions of U.S. dollars as of October 31, 1996.
TOTAL MARKET CAPITALIZATION
Australia   $    163.6       Japan        $    1,944.0

Austria         22.9         Netherland       248.1
                             s

Belgium         66.2         Norway           26.2

Canada          250.8        Singapore/       213.6
                             Malaysia

Denmark         47.2         Spain            108.4

France          372.2        Sweden           134.0

Germany         401.6        Switzerlan       325.4
                             d

Hong            200.6        United           1,002.8
Kong                         Kingdom

Italy           147.0        United           4,329.4
                             States

The following table measures the total market capitalization of Latin American countries according to the International Finance Corporation Emerging Markets database. The value of the markets is measured in billions
of U.S. dollars as of October 31,    1996.
TOTAL MARKET CAPITALIZATION - LATIN AMERICA
   Argentina             $ 24,980.3

   Brazil                 89,501.4

   Chile                  38,528.7

   Colombia               9,277.4

   Mexico                 72,037.8

   Venezuela              5,384.5



   Total Latin           $ 239,710.1
   America

NATIONAL STOCK MARKET PERFORMANCE.    Certain national stock markets have
outperformed the U.S. stock market. The first table below represents the performance of national stock markets as measured in U.S. dollars by the Morgan Stanley Capital International stock market indices for the twelve months ended October 31, 1996. The second table shows the same performance as measured in local currency. Each table measures total return based on the period's change in price, dividends paid on stocks in the index, and the effect of reinvesting dividends net of any applicable foreign taxes. These are unmanaged indices composed of a sampling of selected companies representing an approximation of the market structure of the designated country.
STOCK MARKET PERFORMANCE
MEASURED IN U.S. DOLLARS
   Australia           16.9%          Japan                -0.8%

   Austria             -0.5           Netherland           26.2
                                      s

   Belgium             16.3           Norway               15.4

   Canada              29.9           Singapore/           -3.1/26.8
                                      Malaysia

   Denmark             16.8           Spain                32.1

   France              18.2           Sweden               28.9

   Germany             12.5           Switzerlan           8.9
                                      d

   Hong                28.0           United               20.3
   Kong                               Kingdom

   Italy               7.8            United               23.8
                                      States

STOCK MARKET PERFORMANCE
MEASURED IN LOCAL CURRENCY
   Australia        12.1%      Japan                10.3%

   Austria          6.9        Netherland           35.5
                               s

   Belgium          25.2       Norway               18.1

   Canada           29.6       Singapore/           -3.5/26.0
                               Malaysia

   Denmark          24.2       Spain                37.8

   France           23.4       Sweden               27.4

   Germany          20.8       Switzerlan           20.6
                               d

   Hong             28.0       United               16.6
   Kong                        Kingdom

   Italy            2.5        United               23.8
                               States

The following table shows the average annualized stock market returns measured in U.S. dollars as of October 31, 1996.
STOCK MARKET PERFORMANCE
                           Five Years Ended
          Ten Years Ended

                           October 31, 1996           October 31, 1996

   Germany                  11.98%                     8.73%

   Hong Kong                26.94                      22.25

   Japan                    0.58                       5.35

   Spain                    8.15                       11.16

   United Kingdom           11.50                      15.03

   United States            14.98                      13.73

PERFORMANCE COMPARISONS. A fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the
performance of mutual funds. Generally,    Lipper rankings are based on
total return, assume reinvestment of distributions, do not take sales charges or redemption fees into consideration, and are prepared without
regard to tax consequences.     In addition to the mutual fund rankings, a
fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Canada Fund may compare its performance to that of the Toronto Stock Exchange (TSE) 300, a market capitalization weighted index of 300 stocks traded in the Canadian market.
Emerging Markets Fund may compare its performance to that of the Morgan Stanley Capital International Emerging Markets Free Index, a market capitalization weighted index of over 850 stocks traded in 22 world markets.
Each of Europe Fund and Europe Capital Appreciation Fund may compare its performance to that of the Morgan Stanley Capital International Europe Index, a market capitalization weighted index of over 550 stocks traded in 14 European markets.
France Fund may compare its performance to that of the Societe des Bourses Francaises (SBF) 250, a market capitalization weighted index of the stocks of the 250 largest companies in the French market.
Germany Fund may compare its performance to that of the Deutscher Akteinindex (DAX) 100, a market capitalization weighted index of the 100 most heavily traded stocks in the German market.
Hong Kong and China Fund may compare its performance to that of the Hang Seng Index, a market capitalization weighted index of the stocks of the 33 largest companies in the Hong Kong market.
Each of Japan Fund and Japan Small Companies Fund may compare its performance to that of the Tokyo Stock Exchange Index (TOPIX), a market capitalization weighted index of over 1100 stocks traded in the Japanese market.
Latin America Fund may compare its performance to that of the Morgan Stanley Capital International Emerging Markets Free-Latin America Index, a market capitalization weighted index of approximately 170 stocks traded in seven Latin American markets.
Nordic Fund may compare its performance to that of the FT - Actuaries World Nordic Index, a market capitalization weighted index of over 90 stocks traded in four Scandinavian markets.
Pacific Basin Fund may compare its performance to that of the Morgan Stanley Capital International Pacific Index, a market capitalization weighted index of over 400 stocks traded in six Pacific-region markets. Southeast Asia Fund may compare its performance to that of the Morgan Stanley Capital International Combined Far East ex-Japan Free Index, a market capitalization weighted index of over 450 stocks traded in eight Asian markets, excluding Japan.
United Kingdom Fund may compare its performance to that of the FT - All Shares Index, a market capitalization weighted index of over 750 stocks traded in the U.K. market.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus, a quarterly magazine provided free of charge to Fidelity fund shareholders. A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of October 31,    1996    , FMR advised over $   28     billion in
tax-free fund assets, $   93     billion in money market fund assets,
$   289     billion in equity fund assets, $   59     billion in
international fund assets, a   nd $24 bil    lion in Spartan fund assets.
The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (the 1940
Act), FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
   3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption 1 and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and (ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution, or (b) the distribution is transferred directly from the plan into another Fidelity account;
4.     to shares purchased by a charitable organization (as defined    for
purposes of     Section 501(c)(3) of the Internal Revenue Code) investing
$100,000 or more;
   5. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as
defined    for purposes of     Section 501(c)(3) of the Internal Revenue
Code);
   6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
   7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
   8. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular
employee of FMR Corp.    or FIL     or    their     direct or indirect
subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in
connection with FDC's sales activities   ;
11. to shares purchased by contributions and exchanges to the following prototype or prototype-like retirement plans sponsored by FMR Corp. or FMR and that are marketed and distributed directly to plan sponsors or participants without any intervention or assistance from any intermediary distribution channel: The Fidelity IRA, the Fidelity Rollover IRA, The
Fidelity SEP-IRA and SARSEP,    The Fidelity SIMPLE IRA,     The Fidelity
Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan);
12. to shares purchased as part of a pension or profit-sharing plan as defined in Section 401(a) of the Internal Revenue Code that maintains all of its mutual fund assets in Fidelity mutual funds, provided the plan executes a Fidelity non-prototype sales charge waiver request form confirming its qualification;
13. to shares purchased by a registered investment adviser (RIA) for his or her discretionary accounts, provided he or she executes a Fidelity RIA load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from Fidelity, without a broker, unless purchased through a brokerage firm which is a correspondent of National Financial Services Corporation (NFSC). The waiver is unavailable, however, if the RIA is part of an organization principally engaged in the brokerage business, unless the brokerage firm in the organization is an NFSC correspondent; or
14. to shares purchased by a trust institution or bank trust department for its non-discretionary, non-retirement fiduciary accounts, provided it executes a Fidelity Trust load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased either directly from Fidelity or through a bank-affiliated broker, and is unavailable if the trust department or institution is part of an organization not principally engaged in banking or trust activities.
Each fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in prototype-like retirement plans sponsored by FMR or FMR Corp., which are listed above.
On    October 12    , 1990, Europe, Pacific Basin, and Canada changed their
sales charge policy from a 2% sales charge upon purchase and 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If your shares were purchased prior to that date and you do not qualify for a front-end sales charge reduction under applicable conditions noted above, then, when you redeem those shares, a deferred sales charge amounting to 1% of the net asset value of shares redeemed will be withheld from your redemption proceeds and paid to FDC.
Each fund is open for business and its net asset value per share (NAV) is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the following holiday closings for 1997: New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. Because each fund invests significantly in foreign securities, corporate shareholders should not expect fund dividends to qualify for the dividends-received deduction. Short-term capital gains are distributed as dividend income, but do not qualify for the dividends-received deduction. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualify for the dividends-received deduction. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Each fund will send each shareholder a notice in January describing the tax status of dividend and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as capital gains.
   As of October 31, 1996, Canada Fund hereby designates $7,949,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Emerging Markets Fund had a capital loss carryforward aggregating approximately $116,433,000. This loss carryforward, which will expire on September 30, 2002, is available to offset future capital gains.
As of October 31, 1996, Europe Fund hereby designates $6,012,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Europe Capital Appreciation Fund hereby designates $2,970,000 as a capital gain dividend for the purpose of the dividend-paid deduction.
As of October 31, 1996, Japan Fund had a capital loss carryforward aggregating approximately $31,995,000. This loss carryforward which will expire on October 31, 2003, is available to offset future capital gains.
As of October 31, 1996, Latin America Fund had a capital loss carryforward aggregating approximately $185,031,000. This loss carryforward, of which $147,415,000 and $37,616,000 will expire on October 31, 2003, and 2004, respectively, is available to offset future capital gains.
As of October 31, 1996, Pacific Basin Fund had a capital loss carryforward aggregating approximately $27,666,000. This loss carryforward, of which $10,407,000 and $17,259,000 will expire on October 31, 2003, and 2004, respectively, is available to offset future capital gains.
As of October 31, 1996, Southeast Asia Fund hereby designates $4,254,000 as a capital gain dividend for the purpose of the dividend-paid deduction. FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Investment Trust for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 (1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
At present, the principal operating activities of FMR Corp. are those conducted by three of its divisions as follows: FSC, which is the transfer and shareholder servicing agent for certain of the funds advised by FMR; Fidelity Investments Institutional Operations Company, which performs shareholder servicing functions for institutional customers and funds sold through intermediaries; and Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
   The Trustees, Members of the Advisory Board, and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees and Members of the Advisory Board also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person" (as defined in the Investment Company Act of 1940) is 82 Devonshire Street, Boston, Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees and Members of the Advisory Board is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (66), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (55), Trustee and Senior Vice President, is President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
   RALPH F. COX (64),     Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill
Corporation (non-haz   ardous waste, 1993), CH2M Hill Companies
(engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (64), Trustee (1992). Prior to her retirement in September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
RICHARD J. FLYNN (72), Trustee and Chairman of the non-interested Trustees, is a financial consultant. Prior to September 1986, Mr. Flynn was Vice Chairman and a Director of the Norton Company (manufacturer of industrial devices). He is currently a Trustee of College of the Holy Cross and Old Sturbridge Village, Inc., and he previously served as a Director of Mechanics Bank (1971-1995).
E. BRADLEY JONES (68), Trustee. Prior to his retirement in 1984, Mr. Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (63), Trustee, is Executive-in-Residence (1995) at Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (53), Trustee, is Vice Chairman and Director of FMR (1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
   GERALD     C. McDONOUGH (67), Trustee and Vice-Chairman of the
non-interested Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and
refrigeration), Commercial Intertech Corp. (   hydraulic systems, building
systems, and metal products    , 1992),    CUNO, Inc. (liquid and gas
filtration products, 1996),     and Associated Estates Realty Corporation
(a real estate investment trust, 1993).    Mr. McDonough served as a
Director of ACME - Cleveland Corp. (metal working, telecommunications and electronic products) from 1987-1996.
EDWARD H. MALONE (71), Trustee. Prior to his retirement in 1985, Mr. Malone was Chairman, General Electric Investment Corporation and a Vice President of General Electric Company. He is a Director of Allegheny Power Systems, Inc. (electric utility), General Re Corporation (reinsurance) and Mattel Inc. (toy manufacturer). In addition, he serves as a Trustee of the Naples Philharmonic Center for the Arts and Rensselaer Polytechnic Institute, and he is a member of the Advisory Boards of Butler Capital Corporation Funds and Warburg, Pincus Partnership Funds.
MARVIN L. MANN (63), Trustee (1993) is Chairman of the Board, President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
THOMAS R. WILLIAMS (68), Trustee, is President of The Wales Group, Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
   WILLIAM O. McCOY (62), Member of the Advisory Board (1996), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Weeks Corporation of Atlanta (real estate,
1994), and Carolina Power and Light Company (electric utility, 1996). Previously, he was a Director of First American Corporation (bank holding company, 1979-1996). In addition, Mr. McCoy serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan Flager Business School (University of North Carolina at Chapel Hill).
WILLIAM J. HAYES (62), Vice President (1994), is Vice President of Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
RICHARD HAZLEWOOD (36), Vice President, Emerging Markets Fund (1993) is an employee of FMR.
PATRICIA SATTERTHWAITE (37), Vice President, Latin America Fund (1993), is a vice president of FMR.
SALLY WALDEN (37), Vice President, Europe Fund (1992), is an employee of
FMR.
   KEVIN McCAREY (36), Vice President, Europe Capital Appreciation Fund
(1993), is an employee of FMR.
ALLAN LIU (35), Vice President, Southeast Asia fund (1993), is an employee of FMR.
THOMAS SWEENEY (40), Vice President, Canada Fund (1996), is an employee of
FMR.
SHIGEKI MAKINO (30), Vice President, Japan Fund (1994), and Pacific Basin Fund (1996), is an employee of FMR.
ARTHUR S. LORING (49), Secretary, is Senior Vice President (1993) and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (49), Treasurer (1995), is Treasurer of the Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
ROBERT H. MORRISON (56), Manager of Security Transactions of Fidelity's equity funds is Vice President of FMR.
JOHN H. COSTELLO (50), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (50), Assistant Treasurer (1994), is an employee of FMR
(1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
The following table sets forth information describing the compensation of
each current trustee    or Member of the Advisory Board     of each fund
for his or her services as trustee for the fiscal year ended October 31, 1996.

COMPENSATION TABLE

      Aggregate Compensation




        J. Gary    Ralph  Phyllis  Richard  Edward C.    E.       Donald  Peter S. Gerald C.  Edward  Marvin L.  Thomas   William
        Burkhead** F. Cox Burke    J. Flynn Johnson 3d** Bradley  J. Kirk Lynch**  McDonough  H.      Mann       R.       O. McCoy
                          Davis                          Jones                                Malone             Williams

Cana    $ 0        $ 58   $ 58     $ 75     $ 0          $ 59     $ 59    $ 0      $ 58       $ 57    $ 57       $ 59     $ 20
da
Fund

Emerg   $ 0        $ 451  $ 424    $ 560    $ 0          $ 428    $ 433   $ 0      $ 429      $ 440   $ 440      $ 434    $ 222
ing
Marke
ts
Fund

Europ   $ 0        $ 186  $ 180    $ 239    $ 0          $ 182    $ 185   $ 0      $ 183      $ 182   $ 182      $ 185    $ 91
e
Fund

Europ   $ 0        $ 59   $ 58     $ 77     $ 0          $ 59     $ 60    $ 0      $ 59       $ 58    $ 58       $ 60     $ 25
e
Capit
al
Appr
eciati
on
Fund

France  $ 0        $ 2    $ 2      $ 2      $ 0          $ 2      $ 2     $ 0        $ 2          $ 2       $ 2          $ 2
$ 1
Fund

Germ    $ 0        $ 2    $ 2      $ 2      $ 0          $ 2      $ 2     $ 0        $ 2          $ 2       $ 2          $ 2
$ 1
any
Fund

Hong    $ 0        $ 18   $ 16     $ 23     $ 0          $ 16     $ 17    $ 0        $ 17         $ 18      $ 18         $ 17
$ 14
Kong
and
China
Fund

Japan   $ 0        $ 131  $ 124    $ 163    $ 0          $ 126    $ 127   $ 0        $ 125        $ 128     $ 128        $ 127
$ 60
Fund

Japan   $ 0        $ 35   $ 30     $ 43     $ 0          $ 30     $ 31    $ 0        $ 32         $ 33      $ 33         $ 32
$ 24
Small
Com
panie
s
Fund

Latin   $ 0        $ 203  $ 162    $ 219    $ 0          $ 164    $ 166   $ 0        $ 167        $ 198     $ 198        $ 167
$ 104
Amer
ica
Fund

Nordi   $ 0        $ 3    $ 3      $ 4      $ 0          $ 3      $ 3     $ 0        $ 3          $ 3       $ 3          $ 3
$ 2
c
Fund

Pacifi  $ 0        $ 198  $ 185    $ 245    $ 0          $ 186    $ 189   $ 0        $ 188        $ 193     $ 193        $ 190
$ 105
c
Basin
Fund

South   $ 0        $ 288  $ 265    $ 350    $ 0          $ 268    $ 271   $ 0        $ 269        $ 281     $ 281        $ 271     $
141
east
Asia
Fund

United  $ 0        $ 1    $ 1      $ 1      $ 0          $ 1      $ 1     $ 0        $ 1          $ 1       $ 1          $ 1
$ 1
Kingd
om
Fund



Trustees           Pension or           Estimated Annual    Total
                   Retirement           Benefits Upon       Compensation
                   Benefits Accrued     Retirement          from the Fund
                   as Part of Fund      from the Fund       Complex*
                   Expenses from the    Complex*
                   Fund Complex*

J. Gary            $ 0                  $ 0                 $ 0
Burkhead**

Ralph F. Cox        5,200                52,000              128,000

Phyllis Burke       5,200                52,000              125,000
Davis

Richard J. Flynn    0                    52,000              160,500

Edward C.           0                    0                   0
Johnson 3d**

E. Bradley Jones    5,200                49,400              128,000

Donald J. Kirk      5,200                52,000              129,500

Peter S. Lynch**    0                    0                   0

Gerald C.           5,200                52,000              128,000
McDonough

Edward H.           5,200                44,200              128,000
Malone

Marvin L. Mann      5,200                52,000              128,000

Thomas R.           5,200                52,000              125,000
Williams

William O.            N/A                  N/A                  0
McCoy

   * Information is as of December 31, 1995 for 219 funds in the complex.
** Interested trustees of the fund are compensated by FMR.
   The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. Each fund may invest in such designated securities under the Plan without shareholder approval.
Under a retirement program adopted in July 1988 and modified in November 1995, each non-interested Trustee may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee becomes eligible to participate in the program at the end of the calender year in which he or she reaches age 72, provided that, at the time of retirement, he or she has served as a Fidelity fund Trustee for at least five years. Currently, Messrs. Ralph S. Saul, William R. Spaulding, Bertram H. Witham, and David L. Yunich, all former non-interested Trustees, receive retirement benefits under the program.
As of October 31, 1996, approximately 22.17%, 15.88%, 8.40%, and 45.04% of the France Fund, Germany Fund, Japan Fund, and United Kingdom Fund's total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page , Mr. Edward C. Johnson 3d, President and Trustee of the funds, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of France Fund's, Germany Fund's, Japan Fund's, and United Kingdom Fund's shares, the Trustees, Members of the Advisory Board, and officers of the funds owned, in the aggregate, less than 1% of each fund's total outstanding shares.
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation.
FMR is Canada Fund's, Europe Fund's, and Pacific Basin Fund's manager pursuant to management contracts dated March 1, 1992, which were approved by shareholders on February 19, 1992. FMR is Japan's manager pursuant to a management contract dated July 16, 1992, which was approved by FMR, then the sole shareholder of Japan Fund, on September 10, 1992. FMR is Emerging Markets Fund's manager pursuant to a management contract dated March 1, 1992, which was approved by shareholders on February 19, 1992. FMR is Latin America Fund's and Southeast Asia Fund's manager pursuant to management contracts dated March 18, 1993, which were approved by FMR, then the sole shareholder of Latin America Fund and Southeast Asia Fund, on March 24, 1993. FMR is Europe Capital Appreciation Fund's manager pursuant to a management contract dated November 22, 1993, which was approved by FMR, then the sole shareholder of the fund on November 18, 1993. FMR is France Fund's, Germany Fund's, Hong Kong and China Fund's, Japan Small Companies Fund's, Nordic Fund's, and United Kingdom Fund's manager pursuant to management contracts dated September 14, 1995 which were approved by FMR as the then sole shareholder of the fund on October 17, 1995.
For the services of FMR under the contracts, Emerging Markets Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund pay FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate. For the services of FMR under the contracts Canada Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund pay FMR a monthly management fee composed of the sum of two elements: a basic fee and a performance adjustment based on a comparison of each fund's performance to that of its comparative index.
COMPUTING THE BASIC FEE. Each fund's basic fee rate is composed of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For
example, the effective annual fee rate at $   435     billion of group net
assets - the approximate level for October 1996 - was    .3037    %, which
is the weighted average of the respective fee rates for each level of group
net assets up to $   435     billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000           100           .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24          .3600          175            .3325

 24 - 30          .3500          200            .3284

 30 - 36          .3450          225            .3253

 36 - 42          .3400          250            .3223

 42 - 48          .3350          275            .3198

 48 - 66          .3250          300            .3175

 66 - 84          .3200          325            .3153

 84 - 102         .3150          350            .3133

 102 - 138        .3100

 138 - 174        .3050

 174 - 228        .3000

 228 - 282        .2950

 282 - 336        .2900

 Over 336         .2850

   Under Canada Fund's, Emerging Market Fund's, Europe Fund's, Japan Fund's, Latin America Fund's, Pacific Basin Fund's, and Southeast Asia Fund's current management contract with FMR, the group fee rate is based on a schedule with breakpoints ending at .3000% for average group assets in excess of $174 billion. For Canada Fund, Emerging Markets Fund, Europe Fund, and Pacific Basin Fund, prior to March 1, 1992, the group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. Europe Capital Appreciation Fund's current management contract reflects the above table.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion. France Fund's, Germany Fund's, Hong Kong and China Fund's, Japan Small Company Fund's, Nordic Fund's, and United Kingdom Fund's current management contract reflects the group fee rate schedule above for average group assets under $210 billion and the group fee rate schedule below for average group assets in excess of $210 billion and under $390 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 174 - $210 billion   .3000%        $ 150 billion   .3371%

 210 - 246            .2950          175            .3325

 246 - 282            .2900          200            .3284

 282 - 318            .2850          225            .3249

 318 - 354            .2800          250            .3219

 354 - 390            .2750          275            .3190

 390 - 426            .2700          300            .3163

 426 - 462            .2650          325            .3137

 462 - 498            .2600          350            .3113

 498 - 534            .2550          375            .3090

 Over 534             .2500          400            .3067

                                     425            .3046

                                     450            .3024

                                     475            .3003

                                     500            .2982

                                     525            .2962

                                     550            .2942

   Each fund's individual fund fee rate is .45%. Based on the average group net assets of the funds advised by FMR for October 1996, the annual management fee rate and the annual basic fee rate would be calculated as follows:

Group Fee Rate         Individual Fund Fee Rate         Management/Basic Fee Rate

   .3037    %    +        .45    %                =        .7537    %


   One-twelfth of this annual management/basic fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
COMPUTING THE PERFORMANCE ADJUSTMENT.    The basic fee is subject to upward
or downward adjustment, depending upon whether, and to what extent Canada Fund's, Europe Fund's, Europe Capital Appreciation Fund's, Japan Fund's, Pacific Basin Fund's, and Southeast Asia Fund's investment performance for the performance period exceeds, or is exceeded by, the record of the Toronto Stock Exchange (TSE) 300, Morgan Stanley Capital International Europe Index, Morgan Stanley Capital International Europe Index, Tokyo Stock Exchange Index, Morgan Stanley Capital International Pacific Index, and Morgan Stanley Capital International Combined Far East ex-Japan Free Index, respectively, over the same period. Europe Capital Appreciation Fund's performance period commenced on January 1, 1994. Starting with the twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, a new month is added to the performance period until the performance period equals 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months. Each percentage point of difference, calculated to the nearest 1.0% (up to a maximum difference of (plus/minus)10.00 ) is multiplied by a performance adjustment rate of .02%. Thus, the maximum annualized adjustment rate is (plus/minus).20%. This performance comparison is made at the end of each month. One twelfth (1/12) of this rate is then applied to each fund's average net assets for the entire performance period, giving a dollar amount which will be added to (or subtracted from) the basic fee.
Each fund's performance is calculated based on change in net asset value. For purposes of calculating the performance adjustment, any dividends or capital gain distributions paid by each fund are treated as if reinvested in fund shares at the net asset value as of the record date for payment. The record of the Index is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the Index. Because the adjustment to the basic fee is based on each fund's performance compared to the investment record of the Index, the controlling factor is not whether each fund's performance is up or down per se, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of each fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.
       EMERGING MARKETS FUND, FRANCE FUND, GERMANY FUND, HONG KONG AND
CHINA FUND, JAPAN SMALL COMPANIES FUND,    LATIN AMERICA FUND,     NORDIC
FUND, AND UNITED KINGDOM FUND.    The table below shows the management fees
paid to FMR; and the management fee as a percentage of each fund's average net assets for the fiscal periods ended October 31, 1996, 1995, and 1994.
                        Management Fee as a

                        % of Average

   Management Fee       Net Assets

EMERGING MARKETS    FUND
1996           $ 10,054,929            .76%

   1995           $ 10,483,318            .77%

1994              $ 12,659,735            .77%

FRANCE    FUND
19961           $ 0            0%

GERMANY    FUND
19961           $ 0            0%

HONG KONG AND CHINA    FUND
19961           $ 439,689            .75%

JAPAN SMALL COMPANIES    FUND
19961           $ 789,872            .75%

   LATIN AMERICA FUND
1996           $ 4,580,255            .76%

   1995           $ 4,473,579            .77%

   1994           $ 6,050,004            .77%

NORDIC    FUND
19961           $ 0            0%

UNITED KINGDOM    FUND
19961           $ 0            0%

   1  From November 1, 1995 (commencement of operations)
CANADA FUND, EUROPE FUND, EUROPE CAPITAL APPRECIATION FUND, JAPAN FUND,
PACIFIC BASIN FUND, AND SOUTHEAST ASIA FUNDS. The table below show   s
the management fee   s     paid to FMR (including the effect of the
performance adjustment); the dollar amount of negative or positive performance adjustments; and the net management fee as a percentage of the
funds' average net assets for the periods ended    October 31, 1996, 1995,
and 1994.
Management Fee                        Management Fee as a

Including Performance   Performance   % of Average

Adjustment              Adjustment    Net Assets

CANADA    FUND
1996      $ 657,546            $ (447,517)            .45%

1995        2,498,644            (167,417)            .72%

1994        1,714,068         60,175                   .80%

EUROPE    FUND
1996      $ 4,702,643          $ 484,945            .84%

1995        3,767,736            145,908            .80%

1994        3,565,039         243,702             .72%

EUROPE CAPITAL APPRECIATION    FUND
1996       $ 1,338,990          $ 67,995             .80%

1995         2,171,262            208,549            .85%

1994*        1,908,662         0                   .7   7    %**

JAPAN    FUND
1996      $ 2,553,329          $ (283,515)            .68%

1995        2,258,147            (362,948)            .66%

1994        2,699,594         (76,576)             .7   5    %

PACIFIC BASIN    FUND
1996      $ 4,570,390          $ (8,198)            .75%

1995        3,184,306            86,567             .79%

1994        4,375,724         443,566            .8   6    %

SOUTHEAST ASIA    FUND
1996      $ 5,541,725          $ (882,709)              .65%

1995        3,949,976            (1,128,697)            .59%

1994        5,598,064         (633,730)               .69%

   *  From December 21, 1993 (commencement of operations).
**  Annualized
The figures shown above reflect FMR's voluntary implementation of group fee
rate schedule changes for the funds as described on page    .     If FMR
had not voluntarily implemented these group fee rate changes, the funds' management fees would have been higher.
   FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinary expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and repayment of the reimbursement by each fund will lower its total returns.
During the fiscal periods reported, FMR voluntarily agreed to reimburse certain funds to the extent that the fund's aggregate operating expenses were in excess of an annual rate of its average net assets. The table below identifies the funds in reimbursement; the levels of and periods for such reimbursement; the amount of management fees incurred under each contract before reimbursement; and the dollar amount reimbursed by FMR, if any, for each period.

   NAME OF FUND         FROM                       TO                           EXPENSE LIMITATION

   France                  November 1, 1995           October 31, 1996          2.0%

   Germany                 November 1, 1995           October 31, 1996          2.0%

   Nordic                  November 1, 1995           October 31, 1996          2.0%

   United Kingdom          November 1, 1995           October 31, 1996          2.0%

   NAME OF FUND                                    MANAGEMENT FEE
                        FISCAL YEAR    ENDED       BEFORE REIMBURSEMENT         AMOUNT OF REIMBURSEMENT

   France                  October 31, 1996        $   41,011                   $146,759

   Germany                 October 31, 1996           $41,319                   $107,004

   Nordic                  October 31, 1996           $71,158                   $116,779

   United Kingdom          October 31, 1996           $15,497                   $140,043


To comply with the California Code of Regulations, FMR will reimburse each fund if and to the extent that each fund's aggregate annual operating expenses exceed specified percentages of its average net assets. The applicable percentages are 2 1/2% of the first $30 million, 2% of the next $70 million, and 1 1/2% of average net assets in excess of $100 million. When calculating each fund's expenses for purposes of this regulation, each fund may exclude interest, taxes, brokerage commissions, and extraordinary expenses, as well as a portion of its custodian fees attributable to investments in foreign securities.
SUB-ADVISERS.    On behalf of the funds, FMR has entered into sub-advisory
agreements with FMR U.K., FMR Far East, and FIIA. FIIA, in turn, has entered into a sub-advisory agreement with FIIAL U.K. On behalf of Hong Kong and China Fund, Japan Fund, Japan Small Companies Fund, and Southeast Asia Fund, FMR also entered into a sub-advisory agreement with FIJ. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. On behalf of the funds, FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
FMR entered into the sub-advisory agreements described above with respect to Canada Fund, Emerging Markets Fund, Europe Fund, Pacific Basin Fund, and on March 1, 1992 following shareholder approval of the agreements on February 19, 1992. FMR entered into the sub-advisory agreements described above with respect to Japan Fund on July 16, 1992, which was approved by FMR, then the sole shareholder of Japan Fund, on September 10, 1992; with respect to Latin America Fund and Southeast Asia Fund on March 18, 1993, which were approved by FMR, then the sole shareholder of Latin America Fund and Southeast Asia Fund, on March 24, 1993; with respect to Europe Capital Appreciation Fund on November 18, 1993, which was approved by FMR, then the sole shareholder of the fund on November 18, 1993; and with respect to France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Nordic Fund, and United Kingdom Fund on September 14, 1995, which were approved by FMR as the then sole shareholder of each fund on October 17, 1995.
   Currently, FMR U.K., FMR Far East, FIJ, FIIA, and FIIAL U.K. each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. FIJ and FIIA are wholly owned subsidiaries of Fidelity International Limited (FIL), a Bermuda company formed in 1968 which primarily provides investment advisory services to non-U.S. investment companies and institutional investors investing in securities throughout the world. Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of the Johnson family owns, directly or indirectly, more than 25% of the voting common stock of FIL. FIJ was organized in Japan in 1986. FIIA was organized in Bermuda in 1983. FIIAL U.K. was organized in the United Kingdom in 1984, and is a wholly owned subsidiary of Fidelity International Management Holdings Limited, an indirect wholly owned subsidiary of FIL.
Under the sub-advisory agreements FMR pays the fees of FMR U.K., FMR Far East, FIJ, and FIIA. FIIA, in turn, pays the fees of FIIAL U.K. For providing non-discretionary investment advice and research services the sub-advisers are compensated as follows:
   (solid bullet) FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
(solid bullet) FMR pays FIIA and FIJ fees equal to 30% of FMR's monthly management fee with respect to the average net assets held by the fund for which the sub-adviser has provided FMR with investment advice and research services.
(solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing investment advice and research services.
For providing discretionary investment management and executing portfolio transactions, the sub-advisers are compensated as follows:
   (solid bullet) FMR pays FMR U.K., FMR Far East, FIJ, and FIIA a fee equal to 50% of its monthly management fee (including any performance adjustment) with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
(solid bullet) FIIA pays FIIAL U.K. a fee equal to 110% of FIIAL U.K.'s costs incurred in connection with providing discretionary investment management services.
Currently, FIIA exercises discretionary management authority over Southeast Asia Fund, Hong Kong and China Fund, Japan Fund, and Pacific Basin Fund in its capacity as sub-adviser. Currently, FIIAL U.K. exercises discretionary
management authority over Europe Fund,    France Fund, Germany Fund, Nordic
Fund, and United Kingdom Fund in its capacity as sub-adviser. Currently, FIJ exercises discretionary management authority over Japan Small Companies Fund in its capacity as sub-adviser.
For providing investment advice and research services, on behalf of Emerging Markets Fund and Europe Capital Appreciation Fund, the Fees paid to FMR U.K. and FMR Far East for the fiscal year ended October 1996 were as follows:
Fund Name                              FMR U.K.           FMR Far East

   Emerging Markets Fund                     $ 658,192          $ 674,758

   Europe Capital Appreciation Fund          $ 108,871          $ 0

For providing discretionary investment management and executing portfolio
transactions on behalf of    the funds    , the fees paid to    FIIA
for    the     fiscal    years ended October     199   6    , 199   5    ,
and 199   4 are listed in the table below. There were no fees paid to FMR
U.K., FMR Far East, and FIJ for the fiscal years ended October 1996, 1995, and 1994.

Fund Name                                        Fiscal Year    Ended       FIIA
                                                    October

Canada    Fund                                   1996                        $    0
                                                 1995                            0
                                                 1994                            0


   Emerging Markets Fund                            1996                       $ 0
                                                    1995                        0
                                                    1994                         0

Europe    Fund                                   1996                        $    2,171,652
                                                 1995                            1,812,402
                                                 1994                            1,756,433


Europe Capital        Appreciation    Fund       1996                        $    0
                                                 1995                            0
                                                 1994                            0

France    Fund                                   1996                        $    20,506
                                                    1995                        0
                                                    1994                         0

Germany    Fund                                  1996                        $    20,660
                                                    1995                        0
                                                    1994                         0

Hong Kong and China    Fund                      1996                        $    219,845
                                                    1995                        0

                                                    1994                         0

Japan    Fund                                    1996                        $    1,264,381
                                                 1995                            1,311,538
                                                 1994                           305,758


Japan Small Companies    Fund                    1996                        $    394,936
                                                    1995                        0
                                                    1994                         0

   Latin America Fund                               1996                       $ 0
                                                    1995                        0
                                                    1994                         0

Nordic    Fund                                   1996                        $    35,579
                                                    1995                        0
                                                    1994                         0

Pacific Basin    Fund                            1996                        $    2,317,762
                                                 1995                            1,550,062
                                                 1994                            2,190,484


Southeast Asia    Fund                           1996                        $    2,773,021
                                                 1995                            2,541,446
                                                 1994                            2,844,499


United Kingdom    Fund                           1996                        $    7,749
                                                    1995                        0
                                                    1994                         0


CONTRACTS WITH FMR AFFILIATES
   FSC, an affiliate of FMR, is transfer, dividend disbursing, and shareholder servicing agent for each fund. FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes. The asset-based fees are subject to adjustment if the year-to-date total return of the S&P 500 exceeds a positive or negative 15%. FSC also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
   FSC also performs the calculations necessary to determine each fund's NAV and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, .0750% of the first $500 million of average net assets and .0375% of average net assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year.
The table below shows the fees paid to FSC for pricing and bookkeeping services, including related out-of-pocket expenses during each fund's last three fiscal years:
      Pricing and Bookkeeping Fees


                                          1996               1995               1994

Canada    Fund                            $    105,266       $ 209,805          $ 129,038

   Emerging Markets Fund                     $ 671,062          $ 560,714       $ 641,914

Europe    Fund                            $    385,848       $ 283,887          $ 294,804

Europe Capital Appreciation    Fund       $    122,201       $ 153,762             $ 151,780 1

France    Fund                            $    57,3812           N/A                N/A

Germany    Fund                           $    57,3812           N/A                N/A

Hong Kong and China    Fund               $    57,7512           N/A                N/A

Japan    Fund                             $    273,877       $ 205,394          $ 208,003

Japan Small Companies    Fund             $    82,4442           N/A                N/A

   Latin America Fund                        $ 402,734          $ 323,090       $ 382,374

Nordic    Fund                            $    57,3872           N/A                N/A

Pacific Basin    Fund                     $    400,980       $ 242,212          $ 299,541

Southeast Asia    Fund                    $    510,752       $ 349,043          $ 395,097

United Kingdom    Fund                    $    57,3742           N/A                N/A


   1 From December 21, 1993 (commencement of operations).
2 From November 1, 1995 (commencement of operations).
FSC also receives fees for administering each fund's securities lending
program. For    the     fiscal    years ended     October 19   96    ,
19   95    , and 19   94    , there were no securities lending fees
incurred by the funds.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the
offer and sale of shares are paid by F   MR.     The table below shows the
sales charge revenue paid to FDC for the following fiscal periods:



              PAID TO FDC

              Sales Charge Revenue                                      Deferred     Sales Charge Revenue

              1996               1995        1994       1996                                   1995              1994

Canada
Fund       $    96,367        $ 872,526    N/A          $    5,748                             $    3,075        $ 5,130

   Emerging Markets
Fund       $    2,179,378     $ 2,207,409 $2,416,374        N/A                                 N/A               N/A

Europe
Fund       $    434,089       $ 389,484   $ 814,169     $    43,501                            $    66,854       $ 85,678

Europe Capital Appreciation
Fund       $    90,306        $ 155,891    N/A              N/A                                    N/A               N/A

France
Fund       $    29,370        N/A          N/A              N/A                                    N/A               N/A

Germany
Fund       $    53,774        N/A          N/A              N/A                                    N/A               N/A

Hong Kong and China
Fund       $    575,460       N/A          N/A              N/A                                    N/A               N/A

Japan
Fund       $    821,892       375,382      N/A              N/A                                    N/A               N/A

Japan Small Companies
Fund       $    694,227       N/A          N/A              N/A                                    N/A               N/A

Latin America
Fund       $    968,514       $ 1,673,435  $ 1,245,357       N/A                                 N/A               N/A

Nordic
Fund       $    71,880        N/A          N/A              N/A                                    N/A               N/A

Pacific Basin
Fund       $    2,123,204     $ 94,810     $ 1,709,242   $    23,652                            $    10,008       $    24,748

Southeast Asia
Fund       $    1,880,183     $ 805,224    $ 763,269         N/A                                    N/A               N/A

   United Kingdom
Fund       $    13,869        N/A          N/A              N/A                                    N/A               N/A


DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity Japan Fund, Fidelity Japan Small Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity United Kingdom Fund are funds of Fidelity Investment Trust (the trust), an open-end management investment company originally organized as a Massachusetts business trust on April 20, 1984. On November 3, 1986, the trust's name was changed from Fidelity Overseas
Fund to Fidelity Investment Trust. Currently, there are    21     funds of
the trust: Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Global Bond Fund, Fidelity Hong Kong and China Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Japan Small Companies Fund, Fidelity Latin America Fund, Fidelity New Markets Income Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, Fidelity United Kingdom Fund, and Fidelity Worldwide Fund. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to a trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
   The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. Each Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of trust protect Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust or fund may, as set forth in the Declarations of trust, call meetings of a trust or fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. The trust or fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the outstanding shares of the trust or the fund. If not so terminated, the trust or fund will continue indefinitely.
CUSTODIAN.    The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn,
New York is custodian of the assets of Emerging Markets Fund, Europe Fund, Europe Capital Appreciation Fund, Japan Fund, Pacific Basin Fund, and Southeast Asia Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts is custodian of the assets of Canada Fund, France Fund, Germany Fund, Hong Kong and China Fund, Japan Small Companies Fund, Latin America Fund, Nordic Fund, and United Kingdom Fund. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. A custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of its custodian and may purchase securities from or sell securities to the custodian. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodians of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of Brown Brothers Harriman & Co. leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.
AUDITOR.    Coopers & Lybrand L.L.P., One Post Office Square, Boston,
Massachusetts serves as Canada Fund's, Emerging Markets Fund's, Europe Fund's, Japan Fund's and Pacific Basin Fund's independent accountant. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts serves as Europe Capital Appreciation Fund's, France Fund's, Germany Fund's, Hong Kong and China Fund's, Japan Small Companies Fund's, Latin America Fund's, Nordic Fund's, Southeast Asia Fund's and United Kingdom Fund's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
FINANCIAL STATEMENTS
   Each fund's     financial statements, financial highlights for the
fiscal year ended October 31, 1996, and the report of the auditors thereon
are included in the funds'    Annual Report, which is a separate report
supplied with this Statement of Additional Information. Each fund's financial statements, financial highlights, and the report of the auditors thereon are incorporated herein by reference.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE CORPORATE BOND RATINGS:
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA - Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C - Bonds which are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATE BOND RATINGS:
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B - Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
CCC - Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC - Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
CI - The rating CI is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
The ratings from AA to CCC may be modified by the addition of a plus or minus to show relative standing within the major rating categories.
PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)(1) Financial Statements for Fidelity Canada Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(2) Financial Statements for Fidelity Diversified International Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(3) Financial Statements for Fidelity Emerging Markets Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(4) Financial Statements for Fidelity Europe Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(5) Financial Statements for Fidelity Europe Capital Appreciation Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(6) Financial Statements for Fidelity France Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(7) Financial Statements for Fidelity Germany Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(8) Financial Statements for Fidelity Hong Kong and China Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(9) Financial Statements for Fidelity International Growth & Income Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(10) Financial Statements for Fidelity International Value Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(11) Financial Statements for Fidelity Japan Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(12) Financial Statements for Fidelity Japan Small Companies Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(13) Financial Statements for Fidelity Latin America Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(14) Financial Statements for Fidelity Nordic Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(15) Financial Statements for Fidelity Overseas Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(16) Financial Statements for Fidelity Pacific Basin Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(17) Financial Statements for Fidelity Southeast Asia Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(18) Financial Statements for Fidelity United Kingdom Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
(a)(19) Financial Statements for Fidelity Worldwide Fund for the fiscal year ended October 31, 1996 are incorporated herein by reference to the fund's Statement of Additional Information and were filed on December 24, 1996 for Fidelity Investment Trust (File No. 2-90649) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
 (b) Exhibits:
(1) Restated Declaration of Trust, dated February 16, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 58.
(2) By-Laws of the Trust are incorporated herein by reference to Exhibit 2 of Fidelity Union Street Trust Post-Effective Amendment No. 87 (File No. 2-50318).
(3) Not applicable.
(4) Not applicable.
(5)(a) Management Contract, dated October 1, 1992, between Fidelity Diversified International Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(a) of Post-Effective Amendment No. 58.
(b) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Diversified International Fund dated October 1, 1992, is incorporated herein by reference to Exhibit 5(p) of Post-Effective Amendment No. 51.
(c) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Diversified International Fund dated October 1, 1992 is incorporated herein by reference to Exhibit 5(nn) of Post-Effective Amendment No. 51.
(d) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Diversified International Fund dated October 1, 1992 is incorporated herein by reference to Exhibit 5(yyy) of Post-Effective Amendment No. 51.
 (e) Management Contract dated March 1, 1992, between Fidelity International Growth & Income Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment No. 57.
(f) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment No. 57.
(g) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment No. 57.
(h) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment No. 57.
(i) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Growth & Income Fund is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment No. 57.
(j) Management Contract dated September 16, 1994, between Fidelity International Value Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(j) of Post-Effective Amendment No. 57.
(k) Sub-Advisory Agreement dated September 16, 1994 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 57.
(l) Sub-Advisory Agreement dated September 16, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 57.
(m) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 64
(n) Sub-Advisory Agreement dated September 16, 1994, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 57.
(o) Sub-Advisory Agreement dated September 16, 1994, between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity International Value Fund is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 57.
 (p) Management Contract dated March 1, 1992, between Fidelity Overseas Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit No. 5(p) of Post-Effective Amendment No. 57.
(q) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Overseas Fund is incorporated herein by reference to
Exhibit 5(q) of Post-Effective Amendment No. 57.
(r) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) on behalf of Fidelity Overseas Fund is incorporated herein by reference to Exhibit 5(r) of Post-Effective Amendment No. 57.
(s) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Overseas Fund is incorporated herein by reference to Exhibit 5(s) of Post-Effective Amendment No. 57.
(t) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Overseas Fund is incorporated herein by reference to Exhibit 5(t) of Post-Effective Amendment No. 57.
 (u) Management Contract dated March 1, 1992, between Fidelity Worldwide Fund, and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(u) of Post-Effective Amendment No. 57.
(v) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Worldwide Fund is incorporated herein by reference to
Exhibit 5(v) of Post-Effective Amendment No. 57.
(w) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 5(w) of Post-Effective Amendment No. 57.
(x) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 5(x) of Post-Effective Amendment No. 57.
(y) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 5(y) of Post-Effective Amendment No. 57.
 (z) Management Contract dated March 1, 1992, between Fidelity Canada Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(z) of Post-Effective Amendment No. 57.
(aa) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Canada Fund is incorporated herein by reference to
Exhibit 5(aa) of Post-Effective Amendment No. 57.
(bb) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Canada Fund is incorporated herein by reference to Exhibit 5(bb) of Post-Effective Amendment No. 57.
(cc) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Canada Fund is incorporated herein by reference to Exhibit 5(cc) of Post-Effective Amendment No. 57.
(dd) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Canada Fund is incorporated herein by reference to Exhibit 5(dd) of Post-Effective Amendment No. 57.
 (ee) Management Contract dated March 1, 1992, between Fidelity Europe Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(ee) of Post-Effective Amendment No. 57.
(ff) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Fund is incorporated herein by reference to
Exhibit 5(ff) of Post-Effective Amendment No. 57.
(gg) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Fund is incorporated herein by reference to Exhibit 5(gg) of Post-Effective Amendment No. 57.
(hh) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Fund is incorporated herein by reference to Exhibit 5(hh) of Post-Effective Amendment No. 57.
(ii) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Fund is incorporated herein by reference to Exhibit 5(ii) of Post-Effective Amendment No. 57.
(jj) Management Contract between Fidelity Europe Capital Appreciation Fund and Fidelity Management & Research Company dated November 18, 1993 is incorporated herein by reference to Exhibit 5(o) of Post-Effective Amendment No. 51.
(kk) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Europe Capital Appreciation Fund dated November 18, 1993 is incorporated herein by reference to Exhibit 5(dd) of Post- Effective Amendment No. 53.
(ll) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Europe Capital Appreciation Fund dated November 18, 1993 is incorporated herein by reference to Exhibit 5(ss) of Post- Effective Amendment No. 53.
(mm) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Europe Capital Appreciation Fund, dated November 18, 1993, is incorporated herein by reference to Exhibit 5(ggg) of Post-Effective Amendment No. 55.
(nn) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Europe Capital Appreciation Fund dated November 18, 1993, is incorporated herein by reference to Exhibit 5(uuu) of Post-Effective Amendment No. 55.
(oo) Management Contract between Fidelity Japan Fund and Fidelity Management & Research Company dated July 16, 1992 is incorporated herein by reference to Exhibit 5(k) of Post-Effective Amendment No. 51.
(pp) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Fund dated July 16, 1992 is incorporated herein by reference to
Exhibit 5(z) of Post-Effective Amendment No. 53.
(qq) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Fund dated July 16, 1992 is incorporated herein by reference to Exhibit 5(oo) of Post Effective Amendment No. 53.
(rr) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Fund dated July 16, 1992, is incorporated herein by reference to Exhibit 5(ccc) of Post-Effective Amendment No. 55.
(ss) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Fund dated July 16, 1992, is incorporated herein by reference to Exhibit 5(qqq) of Post-Effective Amendment No. 55.
(tt) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Fund dated April 12, 1994 is incorporated herein by reference to Exhibit No. 5(ss)(i) of Post-Effective Amendment No. 57.
 (uu) Management Contract dated March 1, 1992, between Fidelity Pacific Basin Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(tt) of Post-Effective Amendment No. 57.
(vv) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit 5(uu) of Post-Effective Amendment No. 57.
(ww) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to
Exhibit 5(vv) of Post-Effective Amendment No. 57.
(xx) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit 5(ww) of Post-Effective Amendment No. 57.
(yy) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Pacific Basin Fund is incorporated herein by reference to Exhibit 5(xx) of Post-Effective Amendment No. 57.
 (zz) Management Contract dated March 1, 1992, between Fidelity Emerging Markets Fund and Fidelity Management & Research Company is incorporated herein by reference to Exhibit 5(yy) of Post-Effective Amendment No. 57.
(aaa) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(zz) of Post-Effective Amendment No. 57.
(bbb) Sub-Advisory Agreement dated April 1, 1992 between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(aaa) of Post-Effective Amendment No. 57.
(ccc) Sub-Advisory Agreement dated April 1, 1992 between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(bbb) of Post-Effective Amendment No. 57.
(ddd) Sub-Advisory Agreement, dated April 1, 1992, between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Emerging Markets Fund is incorporated herein by reference to Exhibit 5(ccc) of Post-Effective Amendment No. 57.
(eee) Management Contract between Fidelity Latin America Fund and Fidelity Management & Research Company dated March 18, 1993 is incorporated herein by reference to Exhibit 5(l) of Post-Effective Amendment No. 48.
(fff) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Latin America Fund dated March 18, 1993 is incorporated herein by reference to Exhibit 5(z) of Post-Effective Amendment No. 48.
(ggg) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Latin America Fund is incorporated herein by reference to Exhibit 5(nn) of Post-Effective Amendment No. 48.
(hhh) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Latin America Fund dated March 18, 1993, is incorporated herein by reference to Exhibit 5(ddd) of Post-Effective Amendment No. 55.
(iii) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Latin America Fund dated March 18, 1993 is incorporated herein by reference to
Exhibit 5(rrr) of Post-Effective Amendment No. 51.
(jjj) Management Contract between Fidelity Southeast Asia Fund and Fidelity Management & Research Company dated March 18, 1993 is incorporated herein by reference to Exhibit 5(m) of Post-Effective Amendment No. 48.
(kkk) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Southeast Asia Fund dated March 18, 1993 is incorporated herein by reference to Exhibit 5(aa) of Post-Effective Amendment No. 48.
(lll) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Southeast Asia Fund dated March 18, 1993 is incorporated herein by reference to Exhibit 5(oo) of Post-Effective Amendment No. 48.
(mmm)Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Southeast Asia Fund dated March 18, 1993, is incorporated herein by reference to Exhibit 5(eee) of Post-Effective Amendment No. 55.
        (nnn) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity
 International Investment Advisors on behalf of Fidelity Southeast Asia Fund dated March
 18, 1993 is incorporated herein by reference to Exhibit 5(sss) of Post-Effective Amendment
 No. 51.
        (ooo) Sub-Advisory Agreement dated March 18, 1993, between Fidelity Management & Research Company and Fidelity International Investment
Advisors on behalf of Fidelity Southeast    Asia Fund dated March 18, 1993
is incorporated herein by reference to Exhibit 5(nnn) of    Post-Effective
Amendment No. 57.
(ppp) Management Contract between Fidelity Global Bond Fund and Fidelity Management & Research Company, dated March 1, 1992, is incorporated herein by reference to Exhibit 5(ooo) of Post-Effective Amendment No. 58.
(qqq) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Global Bond Fund dated April 1, 1992 is incorporated herein by reference to
Exhibit 5(ppp) of Post-Effective Amendment No. 58.
(rrr) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Global Bond Fund dated April 1, 1992 is incorporated herein by reference to
Exhibit 5(qqq) of Post-Effective Amendment No. 58.
(sss) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Global Bond Fund dated April 1, 1992, is incorporated herein by reference to Exhibit 5(rrr) of Post-Effective Amendment No. 58.
(ttt) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Global Bond Fund dated April 1, 1992 is incorporated herein by reference to
Exhibit 5(sss) of Post-Effective Amendment No. 58.
(uuu) Management Contract between Fidelity New Markets Income Fund and Fidelity Management & Research Company dated April 15, 1993 is incorporated herein by reference to Exhibit 5(n) of Post-Effective Amendment No. 48.
(vvv) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity New Markets Income Fund dated April 15, 1993 is incorporated herein by reference to Exhibit 5(bb) of Post-Effective Amendment No. 48.
(www) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. dated April 15, 1993 on behalf of Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit 5(pp) of Post-Effective Amendment No. 48.
(xxx) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit 5(fff) of Post-Effective Amendment No. 50.
(yyy) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit 5(ttt) of Post-Effective Amendment No. 50.
  (zzz) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity New Markets Income Fund dated April 15, 1993, is incorporated herein by reference to Exhibit 5(dddd) of Post-Effective Amendment No. 58.
(aaaa) Management Contract between Fidelity France Fund and Fidelity Management & Research Company dated November 1, 1995 is incorporated herein by reference to Exhibit 5(ffff) of Post-Effective Amendment No. 66.
(bbbb) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity France Fund is incorporated herein by reference to Exhibit 5(gggg) of Post-Effective Amendment No. 62.
    (cccc) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity France Fund is incorporated herein by reference to Exhibit 5(hhhh) of Post-Effective Amendment No. 62.
     (dddd) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity France Fund is incorporated herein by reference to Exhibit 5(iiii) of Post-Effective Amendment No. 62.
(eeee) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity France Fund is incorporated herein by reference to Exhibit 5(jjjj) of Post-Effective Amendment No. 62.
(ffff) Management Contract between Fidelity Germany Fund and Fidelity Management & Research Company dated November 1, 1995 is incorporated herein by reference to Exhibit 5(kkkk) of Post-Effective Amendment No. 66.
(gggg) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Germany Fund is incorporated herein by reference to Exhibit 5(llll) of Post-Effective Amendment No. 62.
       (hhhh) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Germany Fund is incorporated herein by reference to Exhibit 5(mmmm) of Post-Effective Amendment No. 62.
     (iiii) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Germany Fund is incorporated herein by reference to Exhibit 5(nnnn) of Post-Effective Amendment No. 62.
     (jjjj) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Germany Fund is incorporated herein by reference to Exhibit 5(ffff) of Post-Effective Amendment No. 62.
    (kkkk)Management Contract between Fidelity United Kingdom Fund and Fidelity Management & Research Company dated November 1, 1995 is incorporated herein by reference to Exhibit 5(pppp) of Post-Effective Amendment No. 66.
(llll) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity United Kingdom Fund is incorporated herein by reference to Exhibit 5(qqqq) of Post-Effective Amendment No. 62.
(mmmm)Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity United Kingdom Fund is incorporated herein by reference to Exhibit 5(rrrr) of Post-Effective Amendment No. 62.
(nnnn) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity United Kingdom Fund is incorporated herein by reference to Exhibit 5(ssss) of Post-Effective Amendment No. 62.
(oooo) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity United Kingdom Fund is incorporated herein by reference to Exhibit 5(ffff) of Post-Effective Amendment No. 62.
    (pppp) Management Contract between Fidelity Japan Small Companies Fund and Fidelity Management & Research Company dated November 1, 1995 is incorporated herein by reference to Exhibit 5(uuuu) of Post-Effective Amendment No. 66.
  (qqqq) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference to
Exhibit 5(vvvv) of Post-Effective Amendment No. 62.
      (rrrr) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference to
Exhibit 5(wwww) of Post-Effective Amendment No. 62.
     (ssss) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference to Exhibit 5(xxxx) of Post-Effective Amendment No. 62.
        (tttt) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference to Exhibit 5(yyyy) of Post-Effective Amendment No. 62.
     (uuuu) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Japan Small Companies Fund is incorporated herein by reference to Exhibit 5(zzzz) of Post-Effective Amendment No. 66.
    (vvvv) Management Contract between Fidelity Hong Kong and China Fund and Fidelity Management & Research Company dated November 1, 1995 is incorporated herein by reference to Exhibit 5(aaaaa) of Post-Effective Amendment No. 66.
  (wwww)Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference to
Exhibit 5(bbbbb) of Post-Effective Amendment No. 62.
     (xxxx)Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference to
Exhibit 5(ccccc) of Post-Effective Amendment No. 62.
    (yyyy) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference to Exhibit 5(ddddd) of Post-Effective Amendment No. 62.
     (zzzz) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference to
Exhibit 5(eeeee) of Post-Effective Amendment No. 62.
    (aaaaa) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Investments Japan Limited on behalf of Fidelity Hong Kong and China Fund is incorporated herein by reference to Exhibit 5(fffff) of Post-Effective Amendment No. 66.
  (bbbbb) Management Contract between Fidelity Nordic Fund and Fidelity Management & Research Company dated November 1, 1995 is incorporated herein by reference to Exhibit 5(ggggg) of Post-Effective Amendment No. 66.
    (ccccc) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Fidelity Nordic Fund is incorporated herein by reference to Exhibit 5(hhhhh) of Post-Effective Amendment No. 62.
  (ddddd) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Fidelity Nordic Fund is incorporated herein by reference to Exhibit 5(iiiii) of Post-Effective Amendment No. 62.
   (eeeee) Sub-Advisory Agreement between Fidelity International Investment Advisors and Fidelity International Investment Advisors (U.K.) Limited on behalf of Fidelity Nordic Fund is incorporated herein by reference to
Exhibit 5(jjjjj) of Post-Effective Amendment No. 62.
          (fffff) Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity International Investment Advisors on behalf of Fidelity Nordic Fund is incorporated herein by reference to Exhibit 5(kkkkk) of Post-Effective Amendment No. 62.
(6) (a) General Distribution Agreement dated April 1, 1987 between Fidelity Overseas Fund, Fidelity Europe Fund, Fidelity Pacific Basin Fund, Fidelity International Growth & Income Fund, Fidelity Canada Fund, dated May 19, 1990, between Fidelity Worldwide Fund, dated September 30, 1990, between Fidelity Emerging Markets Fund (formerly "Fidelity International Opportunities Fund", dated December 12, and between Fidelity Diversified International Fund and Fidelity Distributors Corporation are incorporated herein by reference to Exhibit Nos. 6(a)(1-8) of Post-Effective Amendment No. 57.
(b) General Distribution Agreement between Fidelity Global Bond Fund and Fidelity Distributors Corporation dated April 1, 1987, is incorporated herein by reference to Exhibit 6(b) of Post-Effective Amendment No. 58.
(c) Amendment, dated January 1, 1988, to General Distribution Agreement between Fidelity Global Bond Fund and Fidelity Distributors Corporation, dated April 1, 1987, is incorporated herein by reference to Exhibit 6(c) of Post-Effective Amendment No. 58.
(d) General Distribution Agreement between Fidelity Diversified International Fund and Fidelity Distributors Corporation dated December 12, 1991 is incorporated herein by reference to Exhibit 6(k) of Post-Effective Amendment No. 38.
(e) General Distribution Agreement between Fidelity Japan Fund and Fidelity Distributors Corporation dated July 16, 1992, is incorporated herein by reference to Exhibit 6(l) of Post-Effective Amendment No. 55.
(f) General Distribution Agreement between Fidelity Latin America Fund and Fidelity Distributors Corporation dated March 18, 1993, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 55.
(g) General Distribution Agreement between Fidelity Southeast Asia Fund and Fidelity Distributors Corporation dated March 18, 1993, is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 55.
(h) General Distribution Agreement between Fidelity New Markets Income Fund and Fidelity Distributors Corporation is incorporated herein by reference to Exhibit 6(o) of Post-Effective Amendment No. 50.
(i) General Distribution Agreement between Fidelity Europe Capital Appreciation Fund and Fidelity Distributors Corporation dated November 18, 1993, is incorporated herein by reference to Exhibit 6(p) of Post-Effective Amendment No. 55.
(j) General Distribution Agreement between Fidelity International Value Fund and Fidelity Distributors Corporation, dated September 16, 1994, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment No. 58.
(k) General Distribution Agreement between Fidelity France Fund and Fidelity Distributors Corporation, dated September 14, 1995, is incorporated herein by reference to Exhibit 6(m) of Post-Effective Amendment No. 66.
(l) General Distribution Agreement between Fidelity Germany Fund and Fidelity Distributors Corporation, dated September 14, 1995, is incorporated herein by reference to Exhibit 6(n) of Post-Effective Amendment No. 66.
(m) General Distribution Agreement between Fidelity United Kingdom Fund and Fidelity Distributors Corporation, dated September 14, 1995, is incorporated herein by reference to Exhibit 6(o) of Post-Effective Amendment No. 66.
(n) General Distribution Agreement between Fidelity Japan Small Companies Fund and Fidelity Distributors Corporation, dated September 14, 1995, is incorporated herein by reference to Exhibit 6(p) of Post-Effective Amendment No. 66.
(o) General Distribution Agreement between Fidelity Hong Kong and China Fund and Fidelity Distributors Corporation, dated September 14, 1995, is incorporated herein by reference to Exhibit 6(q) of Post-Effective Amendment No. 66.
(p) General Distribution Agreement between Fidelity Nordic Fund and Fidelity Distributors Corporation, dated September 14, 1995, is incorporated herein by reference to Exhibit 6(r) of Post-Effective Amendment No. 66.
(q) Amendments to the General Distribution Agreement between Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Hong Kong and China Fund, Fidelity International Value Fund, Fidelity Japan Small Companies Fund, Fidelity Nordic Fund, and Fidelity United Kingdom Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(k) of Fidelity Select Portfolios' Post-Effective Amendment No. 57 (File No. 2-69972).
(r) Amendments to the General Distribution Agreement between Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity International Growth & Income Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to
Exhibit 6(l) of Fidelity Select Portfolios' Post-Effective Amendment No. 57 (File No. 2-69972).
(s) Amendments to the General Distribution Agreement between Fidelity Investment Trust on behalf of Fidelity Global Bond Fund and Fidelity New Markets Income Fund and Fidelity Distributors Corporation, dated March 14, 1996 and July 15, 1996, are incorporated herein by reference to Exhibit 6(a) of Fidelity Court Street Trust's Post-Effective Amendment No. 61 (File No. 2-58774).
(7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended on November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Fidelity Select Portfolio's (File No. 2-69972) Post-Effective Amendment No. 54.
    (b) The Fee Deferrral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of December 1, 1995, is incorporated herein by reference to Exhibit 7(b) of Fidelity School Street Trust's (File No. 2-57167) Post-Effective Amendment No. 47.
(8)(a) Custodian Agreement and Appendix C, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 59.
(8)(b) Appendix A, dated October 17, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(c) of Fidelity Charles Street Trust's Post-Effective Amendment No. 57 (File No. 2-73133).
(8)(c) Appendix B, dated July 18, 1996, to the Custodian Agreement, dated August 1, 1994, between The Chase Manhattan Bank, N.A. and Fidelity Investment Trust on behalf of Fidelity Diversified Global Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Europe Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, and Fidelity Worldwide Fund is incorporated herein by reference to Exhibit 8(b) of Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
(8)(d) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
(8)(e) Appendix A, dated January 18, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 65.
(8)(f) Appendix B, dated May 16, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Investment Trust on behalf of Fidelity France Fund, Fidelity Germany Fund, Fidelity Japan Small Companies Fund, Fidelity United Kingdom Fund, Fidelity Hong Kong and China Fund, Fidelity Nordic Fund, Fidelity Canada Fund, and Fidelity Latin America Fund is incorporated herein by reference to Exhibit 8(e) of Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
(8)(g) Fidelity Group Repo Custodian Agreement among The Bank of New York,
J. P. Morgan Securities, Inc., and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(8)(h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(8)(i) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(8)(j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(8)(k) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidleity Europe Capital Appreciation Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund and Fidelity Worldwide Fund, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(8)(l) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Investment Trust on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidleity Europe Capital Appreciation Fund, Fidelity Global Bond Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidelity Japan Fund, Fidelity Latin America Fund, Fidelity New Markets Income Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund and Fidelity Worldwide Fund, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
(9) Not applicable.
(10) Not applicable.
(11) Consents of Coopers & Lybrand L.L.P. and Price Waterhouse LLP are filed herein as Exhibit 11.
(12) Not applicable.
(13) Not applicable.
(14) (a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
 (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to
Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post Effective Amendment No. 57.
 (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
 (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post Effective Amendment No. 33.
(15) (a) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Global Bond Fund is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 58.
 (b) Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity New Markets Income Fund is incorporated herein by reference to Exhibit 15(c) of Post-Effective Amendment No. 58.
(16) (a) Schedule for computation of total return calculations for Fidelity Canada Fund is incorporated herein by reference to Exhibit 16(a) of Post-Effective Amendment No. 66.
 (b) Schedule for computation of moving averages is incorporated herein by reference to Exhibit 16(c) of Post-Effective Amendment No. 53.
(17)  Financial Data Schedules are filed herein as Exhibit 27.
(18)  Not applicable.
Item 25.  Persons Controlled by or Under Common Control with Registrant
 The Board of Trustees of Registrant is the same as the Board of Trustees of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26.  Number of Holders of Securities:   October 31, 1996
Title of Class:  Shares of Beneficial Interest
Name of Series   Number of Record Holders

      Fidelity Canada Fund    15,861

      Fidelity Diversified International Fund  79,890

      Fidelity Emerging Markets Fund
       132,670

      Fidelity Europe Capital Appreciation Fund  15,914

      Fidelity Europe Fund
      82,561

      Fidelity France Fund
      670

      Fidelity Germany Fund
      1,007

      Fidelity Global Bond Fund
      17,846

      Fidelity Hong Kong and China Fund  10,887

      Fidelity International Growth & Income Fund
      178,589

      Fidelity International Value Fund   21,427

      Fidelity Japan Fund    31,913

      Fidelity Japan Small Companies Fund  11,758

      Fidelity Latin America Fund   62,138

      Fidelity New Markets Income Fund
      17,924

      Fidelity Nordic Fund
      2,722

      Fidelity Overseas Fund
      674,474

      Fidelity Pacific Basin Fund   88,572

      Fidelity Southeast Asia Fund   70,768

      Fidelity United Kingdom Fund
      276

      Fidelity Worldwide Fund
      152,783

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
Pursuant to the agreement by which Fidelity Service Co. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
(2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.
Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Executive Committee of FMR;
                            President and Chief Executive Officer of FMR Corp.;
                            Chairman of the Board and Director of FMR, FMR
                            Corp., FMR Texas Inc., FMR (U.K.) Inc., and FMR
                            (Far East) Inc.; Chairman of the Board and
                            Representative Director of Fidelity Investments Japan
                            Limited; President and Trustee of funds advised by
                            FMR.



J. Gary Burkhead            President and Director of FMR, FMR Texas Inc., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Managing
                            Director of FMR Corp.; Senior Vice President and
                            Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



Dwight D. Churchill         Vice President of FMR.



John D. Crumrine            Assistant Treasurer of FMR, FMR (U.K.) Inc., FMR
                            (Far East) Inc., and FMR Texas Inc.; Vice President
                            and Treasurer of FMR Corp.



William Danoff              Vice President of FMR and of a fund advised by FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Larry A. Domash             Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of
                            FMR Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Michael S. Gray             Vice President of FMR and of funds advised by FMR.



Lawrence Greenberg          Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Vice President of FMR.



Bart Grenier                Vice President of FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of
                            Equity funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical
                            Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Vice President of FMR and of a fund advised by FMR.



Stephen P. Jonas            Vice President of FMR; Treasurer of FMR, FMR
                            (U.K.) Inc., FMR (Far East) Inc., and FMR Texas Inc.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Vice President of High
                            Income funds advised by FMR.



Alan Leifer                 Vice President of FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Malcolm W. MacNaught II     Vice President of FMR and of a fund advised by FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Andrew S. Offit             Vice President of FMR and of a fund advised by FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Vice President of FMR; Senior Vice President and
                            Director of Operations and Compliance of FMR (U.K.)
                            Inc.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a
                            fund advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of a fund advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Managing Director of
                       FMR Corp.; Senior Vice President and Trustee of funds advised by FMR.



Richard Spillane       Senior Vice President and Director of Operations and
                       Compliance of FMR U.K.; Vice President of FMR.



Stephen P. Jonas       Treasurer of FMR U.K., FMR, FMR (Far East) Inc.,
                       and FMR Texas Inc.; Vice President of FMR.



John D. Crumrine       Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Vice President and
                       Treasurer of FMR Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.



(3) FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR EAST) Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan
 FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of the Board and Representative Director of Fidelity Investments Japan Limited; President and Trustee of funds advised by FMR.



J. Gary Burkhead       President and Director of FMR Far East, FMR
                       Texas Inc., FMR, and FMR (U.K.) Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



William R. Ebsworth    Vice President of FMR Far East; Director of
                       FIIA.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Stephen P. Jonas       Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



John D. Crumrine       Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary of FMR Texas Inc.


(4)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS
       Pembroke Hall, 42 Crow Lane, Pembroke HM19, Bermuda
 The directors and officers of Fidelity International Investment Advisors
(FIIA) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton      Director of FIIA, FIIA (U.K.) L, and Fidelity
                       Investments International.



Charles T. Collis      Director of FIIA; Partner in Conyers, Dill &
                       Pearman, Hamilton, Bermuda.



William R. Ebsworth    Director of FIIA; Vice President of FMR (Far
                       East) Inc.



Brett P. Goodin        Director, Vice President, and Secretary of many
                       Fidelity International Group of Companies.



Simon Haslam           Director of FIIA and FII; Chief Financial
                       Officer and Company Secretary of Fidelity
                       International Group of Companies (U.K.).



Terrence V. Richards   Assistant Secretary of FIIA.



David J. Saul          President and Director of FIIA; Director of
                       Fidelity International Limited.

(5)  FIDELITY INTERNATIONAL INVESTMENT ADVISORS (U.K.) LIMITED
      26 Lovat Lane, London, England
 The directors and officers of Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) have held, during the past two fiscal years, the following positions of a substantial nature.
Anthony J. Bolton   Director of FIIA (U.K.) L, FIIA, and Fidelity
                    Investments International.



Sally Walden        Director of FIIA (U.K.) L.



 Simon Haslam         Director of FIIA and FII; Chief Financial Offi
                       cer and Company Secretary of Fidelity Interna
                        tional Group of Companies  (U.K.).



Emma Barratt        Assistant Company Secretary of Fidelity
                    International Group of Companies (U.K.).



Pamela Edwards      Director of FIIA (U.K.) L, and FII; Chief Legal
                    Counsel for Europe.

(6)  FIDELITY INVESTMENTS JAPAN LIMITED
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan The directors and officers of Fidelity Investments Japan Limited (FIJ)
have held, during the past two fiscal years, the following positions of a substantial nature.
Edward C. Johnson 3d   Chairman of the Board and Representative
                       Director of FIJ; Chairman of the Board and Director of FMR (Far East) Inc., FMR, FMR
                       Corp., FMR (U.K.) Inc., and FMR Texas Inc.;
                       Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; President and Trustee of funds advised by FMR.



Yasuo Kuramoto         Vice Chairman, Representative Director and
                       Portfolio Manager of FIJ.



Billy Wilder           President and Representative Director of FIJ;
                       Vice President of FMR (Far East) Inc.



Hiroshi Yamashita      Managing Director and Portfolio Manager of
                       FIJ.



Nobuhide Kamiyama      Director and General Manager of Planning and
                       Marketing of FIJ.



Arthur M. Jesson       Director and General Manager of Information
                       Systems and Trading of FIJ.



Martin P. Cambridge    Director of FIJ, and Fidelity Investments
                       (Taiwan) Limited.



Noboru Kawai           Director and General Manager of
                       Administration of FIJ.



Stuart Leckie          Director of FIJ and Fidelity International
                       Limited.



Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Neal Litvack           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Co., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians: The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services
 Not applicable.

Item 32. Undertakings
 The Registrant on behalf of Fidelity Canada Fund, Fidelity Diversified International Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity France Fund, Fidelity Germany Fund, Fidelity Global Bond Fund, Fidelity Hong Kong and China Fund, Fidelity International Growth & Income Fund, Fidelity International Value Fund, Fidleity Japan Fund, Fidelity Japan Small Companies Fund, Fidelity Latin America Fund, Fidelity New Markets Income Fund, Fidelity Nordic Fund, Fidelity Overseas Fund, Fidelity Pacific Basin Fund, Fidelity Southeast Asia Fund, Fidelity United Kingdom Fund, and Fidelity Worldwide Fund, provided the information required by Item 5A is contained in the annual report, undertakes to furnish each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 70 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of December 1996.
      FIDELITY INVESTMENT TRUST
      By /s/Edward C. Johnson 3d
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d              President and Trustee           December 26, 1996

Edward C. Johnson 3d                 (Principal Executive Officer)



/s/Kenneth A. Rathgeber     ***      Treasurer                       December 26, 1996

Kenneth A. Rathgeber



/s/J. Gary Burkhead            *     Trustee                         December 26, 1996

J. Gary Burkhead



/s/Ralph F. Cox                 *    Trustee                         December 26, 1996

Ralph F. Cox



/s/Phyllis Burke Davis      **       Trustee                         December 26, 1996

Phyllis Burke Davis



/s/Richard J. Flynn            *     Trustee                         December 26, 1996

Richard J. Flynn



/s/E. Bradley Jones           **     Trustee                         December 26, 1996

E. Bradley Jones



/s/Donald J. Kirk               *    Trustee                         December 26, 1996

Donald J. Kirk



/s/Peter S. Lynch               **   Trustee                         December 26, 1996

Peter S. Lynch



/s/Edward H. Malone        *         Trustee                         December 26, 1996

Edward H. Malone



/s/Marvin L. Mann            *       Trustee                         December 26, 1996

Marvin L. Mann



/s/Gerald C. McDonough  *            Trustee                         December 26, 1996

Gerald C. McDonough



/s/Thomas R. Williams       *        Trustee                         December 26, 1996

Thomas R. Williams




* Signatures affixed by Robert C. Hacker pursuant to a power of attorney dated October 17, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 15, 1994 and filed herewith.
*** Signature affixed by John H. Costello pursuant to a power of attorney dated October 17, 1996 and filed herewith.
POWER OF ATTORNEY
 We, the undersigned Directors, Trustees or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity California Municipal Trust   Fidelity School Street Trust
Fidelity Capital Trust                Fidelity Securities Fund
Fidelity Charles Street Trust         Fidelity Select Portfolios
Fidelity Commonwealth Trust           Fidelity Sterling Performance Portfolio, L.P.
Fidelity Congress Street Fund         Fidelity Summer Street Trust
Fidelity Contrafund                   Fidelity Trend Fund
Fidelity Corporate Trust              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Court Street Trust           Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance       Fund, L.P.
  Portfolio, L.P.                     Fidelity Union Street Trust
Fidelity Devonshire Trust             Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                Spartan U.S. Treasury Money Market
Fidelity Financial Trust                 Fund
Fidelity Fixed-Income Trust           Variable Insurance Products Fund
Fidelity Government Securities Fund   Variable Insurance Products Fund II
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company acts as investment adviser and for which the undersigned individuals serve as Board Members (collectively, the "Funds"), hereby severally constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Richard M. Phillips, Dana L. Platt and Stephanie A. Djinis, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this fifteenth day of December, 1994.
/s/Edward C. Johnson 3d         /s/Donald J. Kirk

Edward C. Johnson 3d            Donald J. Kirk





/s/J. Gary Burkhead             /s/Peter S. Lynch

J. Gary Burkhead                Peter S. Lynch





/s/Ralph F. Cox                 /s/Marvin L. Mann

Ralph F. Cox                    Marvin L. Mann





/s/Phyllis Burke Davis          /s/Edward H. Malone

Phyllis Burke Davis             Edward H. Malone





/s/Richard J. Flynn             /s/Gerald C. McDonough

Richard J. Flynn                Gerald C. McDonough





/s/E. Bradley Jones             /s/Thomas R. Williams

E. Bradley Jones                Thomas R. Williams

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Institutional Trust
Fidelity Advisor Series I             Fidelity Investment Trust
Fidelity Advisor Series II            Fidelity Magellan Fund
Fidelity Advisor Series III           Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series IV            Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series V             Fidelity Municipal Trust
Fidelity Advisor Series VI            Fidelity New York Municipal Trust
Fidelity Advisor Series VII           Fidelity Puritan Trust
Fidelity Advisor Series VIII          Fidelity School Street Trust
Fidelity Boston Street Trust          Fidelity Securities Fund
Fidelity California Municipal Trust   Fidelity Select Portfolios
Fidelity Capital Trust                Fidelity Sterling Performance Portfolio, L.P.
Fidelity Charles Street Trust         Fidelity Summer Street Trust
Fidelity Commonwealth Trust           Fidelity Trend Fund
Fidelity Congress Street Fund         Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Contrafund                   Fidelity U.S. Investments-Government Securities
Fidelity Corporate Trust                 Fund, L.P.
Fidelity Court Street Trust           Fidelity Union Street Trust
Fidelity Covington Trust              Fidelity Yen Performance Portfolio, L.P.
Fidelity Destiny Portfolios           Variable Insurance Products Fund
Fidelity Deutsche Mark Performance    Variable Insurance Products Fund II
  Portfolio, L.P.
Fidelity Devonshire Trust
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust
Fidelity Income Fund


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Treasurer and principal financial and accounting officer (collectively, the "Funds"), hereby severally constitute and appoint John H. Costello and John E. Ferris each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber    October 17, 1996

Kenneth A. Rathgeber


POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Advisor Annuity Fund         Fidelity Income Fund
Fidelity Advisor Series I             Fidelity Institutional Trust
Fidelity Advisor Series II            Fidelity Investment Trust
Fidelity Advisor Series III           Fidelity Magellan Fund
Fidelity Advisor Series IV            Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series V             Fidelity Mt. Vernon Street Trust
Fidelity Advisor Series VI            Fidelity Municipal Trust
Fidelity Advisor Series VII           Fidelity New York Municipal Trust
Fidelity Advisor Series VIII          Fidelity Puritan Trust
Fidelity Boston Street Trust          Fidelity School Street Trust
Fidelity California Municipal Trust   Fidelity Securities Fund
Fidelity Capital Trust                Fidelity Select Portfolios
Fidelity Charles Street Trust         Fidelity Sterling Performance Portfolio, L.P.
Fidelity Commonwealth Trust           Fidelity Summer Street Trust
Fidelity Congress Street Fund         Fidelity Trend Fund
Fidelity Contrafund                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Corporate Trust              Fidelity U.S. Investments-Government Securities
Fidelity Court Street Trust              Fund, L.P.
Fidelity Covington Trust              Fidelity Union Street Trust
Fidelity Deutsche Mark Performance    Fidelity Yen Performance Portfolio, L.P.
  Portfolio, L.P.                     Variable Insurance Products Fund
Fidelity Devonshire Trust             Variable Insurance Products Fund II
Fidelity Exchange Fund
Fidelity Financial Trust
Fidelity Fixed-Income Trust
Fidelity Government Securities Fund
Fidelity Hastings Street Trust


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby severally constitute and appoint Arthur
J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas
M. Leahey, Richard M. Phillips and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
 WITNESS our hands on this seventeenth day of October, 1996.
/s/Edward C. Johnson 3d              /s/Donald J. Kirk

Edward C. Johnson 3d                 Donald J. Kirk



/s/J. Gary Burkhead                  ____________________

J. Gary Burkhead                     Peter S. Lynch

/s/Ralph F. Cox                      /s/Gerald C. McDonough

Ralph F. Cox                         Gerald C. McDonough





___________________                  /s/Edward H. Malone

Phyllis Burke Davis                  Edward H. Malone





/s/Richard J. Flynn                  /s/Marvin L. Mann

Richard J. Flynn                     Marvin L. Mann





___________________                  /s/Thomas R. Williams

E. Bradley Jones                     Thomas R. Williams